UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Shareholder Reports.

Semi-Annual Report

June 30, 2020

State Street S&P 500 Index V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street S&P 500 Index V.I.S. Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $164,180 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.93%

Apple Inc.	5.72%

Amazon.com Inc.	4.43%

Facebook Inc., Class A	2.09%

Alphabet Inc., Class A	1.63%

Alphabet Inc., Class C	1.60%

Johnson & Johnson	1.42%

Berkshire Hathaway Inc., Class B	1.34%

Visa Inc., Class A	1.26%

The Procter & Gamble Co.	1.14%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Liquid Reserves Fund — Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2020	$1,000.00	$1,000.00
Ending Account Value June 30, 2020	$966.50	$1,023.22
Expenses Paid During Period*	$1.61	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio of 0.33% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.4%†
Advertising - 0.1%
Omnicom Group Inc. (a)	1,323	72,236
The Interpublic Group of Companies Inc.	2,720	46,675

		118,911

Aerospace & Defense - 1.7%
General Dynamics Corp.	1,473	220,154
Howmet Aerospace Inc.	2,788	44,190
Huntington Ingalls Industries Inc.	200	34,898
L3Harris Technologies Inc.	1,397	237,029
Lockheed Martin Corp.	1,564	570,735
Northrop Grumman Corp.	997	306,518
Raytheon Technologies Corp.	9,281	571,895
Teledyne Technologies Inc. (b)	200	62,190
Textron Inc.	1,525	50,188
The Boeing Co.	3,409	624,870
TransDigm Group Inc.	301	133,057

		2,855,724

Agricultural & Farm Machinery - 0.2%
Deere & Co. (a)	1,992	313,043

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,465	138,254

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	787	62,220
Expeditors International of Washington Inc.	1,032	78,473
FedEx Corp.	1,528	214,256
United Parcel Service Inc., Class B	4,459	495,752

		850,701

Airlines - 0.2%
Alaska Air Group Inc.	700	25,382
American Airlines Group Inc.	2,398	31,342
Delta Air Lines Inc.	3,906	109,563
Southwest Airlines Co. (b)	2,942	100,558
United Airlines Holdings Inc.	1,450	50,184

		317,029

Alternative Carriers - 0.0%*
CenturyLink Inc.	5,933	59,508

Apparel Retail - 0.4%
L Brands Inc.	1,488	22,275
Ross Stores Inc.	2,226	189,744
The Gap Inc.	1,676	21,151

	Number of Shares	Fair Value $
The TJX Companies Inc.	7,542	381,324

		614,494

Apparel, Accessories & Luxury Goods - 0.2%
Hanesbrands Inc.	2,400	27,096
PVH Corp.	518	24,890
Ralph Lauren Corp. (a)	400	29,008
Tapestry Inc.	1,589	21,102
Under Armour Inc., Class A (b)	1,700	16,558
Under Armour Inc., Class C (b)	1,712	15,134
VF Corp.	1,977	120,478

		254,266

Application Software - 2.4%
Adobe Inc. (b)	3,033	1,320,295
ANSYS Inc. (b)	531	154,909
Autodesk Inc. (b)	1,348	322,428
Cadence Design Systems Inc. (b)	1,700	163,132
Citrix Systems Inc.	707	104,572
Intuit Inc.	1,658	491,083
Paycom Software Inc. (b)	300	92,919
salesforce.com Inc. (b)	5,654	1,059,164
Synopsys Inc. (b)	919	179,205
Tyler Technologies Inc. (b)	300	104,064

		3,991,771

Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	776	116,431
BlackRock Inc.	960	522,327
Franklin Resources Inc. (a)	2,000	41,940
Invesco Ltd.	2,050	22,058
Northern Trust Corp.	1,307	103,697
State Street Corp. (a)(c)	2,311	146,864
T Rowe Price Group Inc.	1,430	176,605
The Bank of New York Mellon Corp.	5,320	205,618

		1,335,540

Auto Parts & Equipment - 0.1%
Aptiv PLC	1,656	129,036
BorgWarner Inc.	1,347	47,549

		176,585

Automobile Manufacturers - 0.2%
Ford Motor Co.	24,337	147,969
General Motors Co.	7,731	195,594

		343,563

Automotive Retail - 0.3%
Advance Auto Parts Inc. (a)	401	57,122
AutoZone Inc. (b)	148	166,962

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

CarMax Inc. (b)	994	89,013
O’Reilly Automotive Inc. (b)	465	196,076

		509,173

Biotechnology - 2.4%
AbbVie Inc.	11,041	1,084,006
Alexion Pharmaceuticals Inc. (b)	1,401	157,248
Amgen Inc.	3,717	876,692
Biogen Inc. (b)	1,058	283,068
Gilead Sciences Inc.	7,896	607,518
Incyte Corp. (b)	1,200	124,764
Regeneron Pharmaceuticals Inc. (b)	611	381,050
Vertex Pharmaceuticals Inc. (b)	1,633	474,076

		3,988,422

Brewers - 0.0%*
Molson Coors Beverage Co., Class B	1,298	44,599

Broadcasting - 0.1%
Discovery Inc., Class A (b)	1,106	23,337
Discovery Inc., Class C (b)	1,944	37,441
Fox Corp., Class A	2,113	56,671
Fox Corp., Class B (b)	1,130	30,329
ViacomCBS Inc., Class B	3,494	81,480

		229,258

Building Products - 0.4%
Allegion PLC	533	54,483
AO Smith Corp.	972	45,801
Carrier Global Corp.	5,170	114,877
Fortune Brands Home & Security Inc.	799	51,080
Johnson Controls International PLC (a)	4,696	160,322
Masco Corp.	1,824	91,583
Trane Technologies PLC	1,452	129,199

		647,345

Cable & Satellite - 1.0%
Charter Communications Inc., Class A (b)	948	483,518
Comcast Corp., Class A (a)	28,439	1,108,552
DISH Network Corp., Class A (b)	1,581	54,560

		1,646,630

Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	2,087	95,042
MGM Resorts International	3,500	58,800

	Number of Shares	Fair Value $
Wynn Resorts Ltd.	657	48,940

		202,782

Commodity Chemicals - 0.2%
Dow Inc. (b)	4,536	184,888
LyondellBasell Industries N.V., Class A	1,538	101,077

		285,965

Communications Equipment - 1.0%
Arista Networks Inc. (b)	350	73,510
Cisco Systems Inc.	26,584	1,239,878
F5 Networks Inc. (b)	400	55,792
Juniper Networks Inc.	2,247	51,366
Motorola Solutions Inc. (a)	1,044	146,296

		1,566,842

Computer & Electronics Retail - 0.1%
Best Buy Company Inc. (a)	1,450	126,542

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	850	72,080
Quanta Services Inc.	784	30,756

		102,836

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	3,512	444,268
Cummins Inc.	953	165,117
PACCAR Inc.	2,154	161,227
Westinghouse Air Brake Technologies Corp.	1,160	66,781

		837,393

Construction Materials - 0.1%
Martin Marietta Materials Inc.	400	82,628
Vulcan Materials Co.	795	92,101

		174,729

Consumer Electronics - 0.1%
Garmin Ltd.	800	78,000

Consumer Finance - 0.5%
American Express Co.	4,266	406,123
Capital One Financial Corp.	2,853	178,569
Discover Financial Services	1,977	99,028
Synchrony Financial	3,477	77,051

		760,771

Copper - 0.1%
Freeport-McMoRan Inc.	8,774	101,515

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Data Processing & Outsourced Services - 4.3%
Automatic Data Processing Inc.	2,747	409,001
Broadridge Financial Solutions Inc. (a)	730	92,119
Fidelity National Information Services Inc.	3,900	522,951
Fiserv Inc. (b)	3,625	353,872
FleetCor Technologies Inc. (b)	539	135,575
Global Payments Inc.	1,903	322,787
Jack Henry & Associates Inc.	500	92,015
Mastercard Inc., Class A	5,569	1,646,753
Paychex Inc.	2,029	153,697
PayPal Holdings Inc. (b)	7,356	1,281,636
The Western Union Co.	2,524	54,569
Visa Inc., Class A	10,745	2,075,611

		7,140,586

Department Stores - 0.0%*
Kohl’s Corp.	1,273	26,440

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	994	63,278
Constellation Brands Inc., Class A	1,051	183,873

		247,151

Distributors - 0.1%
Genuine Parts Co.	945	82,177
LKQ Corp. (b)	1,952	51,143

		133,320

Diversified Banks - 2.8%
Bank of America Corp.	49,323	1,171,421
Citigroup Inc.	13,129	670,892
JPMorgan Chase & Co.	19,279	1,813,383
U.S. Bancorp (a)	8,800	324,016
Wells Fargo & Co.	24,020	614,912

		4,594,624

Diversified Chemicals - 0.0%*
Eastman Chemical Co. (a)	918	63,930

Diversified Support Services - 0.2%
Cintas Corp.	508	135,311
Copart Inc. (b)	1,300	108,251

		243,562

Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	4,599	194,952

Electric Utilities - 1.9%
Alliant Energy Corp.	1,600	76,544

	Number of Shares	Fair Value $
American Electric Power Company Inc.	3,119	248,397
Duke Energy Corp.	4,630	369,891
Edison International (a)	2,230	121,111
Entergy Corp.	1,253	117,544
Evergy Inc.	1,388	82,295
Eversource Energy	2,130	177,365
Exelon Corp.	6,034	218,974
FirstEnergy Corp.	3,454	133,946
NextEra Energy Inc.	3,055	733,719
NRG Energy Inc.	1,738	56,589
Pinnacle West Capital Corp.	700	51,303
PPL Corp.	5,037	130,156
The Southern Co.	6,657	345,166
Xcel Energy Inc. (a)	3,336	208,500

		3,071,500

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,413	126,280
Eaton Corporation PLC	2,602	227,623
Emerson Electric Co.	3,868	239,932
Rockwell Automation Inc.	715	152,295

		746,130

Electronic Components - 0.2%
Amphenol Corp., Class A (a)	1,852	177,440
Corning Inc.	5,134	132,971

		310,411

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc.	736	29,860
Keysight Technologies Inc. (b)	1,200	120,936
Zebra Technologies Corp., Class A (b)	300	76,785

		227,581

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (b)	179	28,710
TE Connectivity Ltd.	2,054	167,504

		196,214

Environmental & Facilities Services - 0.3%
Republic Services Inc. (a)	1,415	116,101
Rollins Inc.	800	33,912
Waste Management Inc.	2,503	265,092

		415,105

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	35,175
Corteva Inc. (b)	4,717	126,368
FMC Corp. (a)	758	75,512
The Mosaic Co.	2,500	31,275

		268,330

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Financial Exchanges & Data - 1.2%
Cboe Global Markets Inc.	663	61,845
CME Group Inc.	2,282	370,916
Intercontinental Exchange Inc.	3,454	316,386
MarketAxess Holdings Inc.	250	125,230
Moody’s Corp.	1,003	275,554
MSCI Inc.	500	166,910
Nasdaq Inc.	691	82,554
S&P Global Inc.	1,556	512,671

		1,912,066

Food Distributors - 0.1%
Sysco Corp.	3,318	181,362

Food Retail - 0.1%
The Kroger Co.	5,010	169,589

Footwear - 0.5%
NIKE Inc., Class B	7,789	763,711

Gas Utilities - 0.0%*
Atmos Energy Corp.	700	69,706

General Merchandise Stores - 0.5%
Dollar General Corp.	1,606	305,959
Dollar Tree Inc. (b)	1,492	138,279
Target Corp.	3,227	387,014

		831,252

Gold - 0.2%
Newmont Corp.	5,183	319,998

Health Care REITs - 0.2%
Healthpeak Properties Inc.	3,274	90,231
Ventas Inc. (a)	2,129	77,964
Welltower Inc.	2,520	130,410

		298,605

Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	913	92,003
Cardinal Health Inc. (a)	1,868	97,491
Henry Schein Inc. (b)	863	50,391
McKesson Corp.	1,013	155,414

		395,299

Healthcare Equipment - 3.5%
Abbott Laboratories	11,068	1,011,947
ABIOMED Inc. (b)	300	72,468
Baxter International Inc.	3,225	277,672
Becton Dickinson and Co.	1,836	439,300
Boston Scientific Corp. (b)	8,820	309,670

	Number of Shares	Fair Value $
Danaher Corp. (a)	3,929	694,765
DexCom Inc. (b)	562	227,835
Edwards Lifesciences Corp. (b)	3,957	273,468
Hologic Inc. (b)	1,500	85,500
IDEXX Laboratories Inc. (b)	522	172,344
Intuitive Surgical Inc. (b)	719	409,708
Medtronic PLC (a)	8,383	768,721
ResMed Inc.	894	171,648
STERIS PLC	500	76,720
Stryker Corp. (a)	2,000	360,380
Teleflex Inc.	300	109,194
Varian Medical Systems Inc. (b)	634	77,678
Zimmer Biomet Holdings Inc. (a)	1,337	159,584

		5,698,602

Healthcare Facilities - 0.1%
HCA Healthcare Inc.	1,657	160,828
Universal Health Services Inc., Class B	558	51,833

		212,661

Healthcare Services - 0.7%
Cigna Corp. (a)(b)	2,373	445,293
CVS Health Corp.	8,282	538,082
DaVita Inc. (b)	558	44,160
Laboratory Corporation of America Holdings (b)	591	98,171
Quest Diagnostics Inc.	800	91,168

		1,216,874

Healthcare Supplies - 0.2%
Align Technology Inc. (b)	461	126,517
DENTSPLY SIRONA Inc. (a)	1,532	67,500
The Cooper Companies Inc.	315	89,346
West Pharmaceutical Services Inc.	500	113,585

		396,948

Healthcare Technology - 0.1%
Cerner Corp.	2,000	137,100

Home Building - 0.2%
D.R. Horton Inc.	2,047	113,506
Lennar Corp., Class A	1,800	110,916
NVR Inc. (b)	20	65,175
PulteGroup Inc. (a)	1,535	52,236

		341,833

Home Furnishings - 0.0%*
Leggett & Platt Inc. (a)	1,000	35,150
Mohawk Industries Inc. (b)	400	40,704

		75,854

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Home Improvement Retail - 1.4%
Lowe’s Companies Inc.	4,876	658,845
The Home Depot Inc.	6,843	1,714,240

		2,373,085

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc. (a)	4,517	48,738

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp.	2,900	47,618
Hilton Worldwide Holdings Inc.	1,797	131,989
Marriott International Inc., Class A	1,697	145,484
Norwegian Cruise Line Holdings Ltd. (b)	1,500	24,645
Royal Caribbean Cruises Ltd. (a)	1,063	53,469

		403,205

Household Appliances - 0.0%*
Whirlpool Corp.	359	46,501

Household Products - 1.7%
Church & Dwight Company Inc.	1,538	118,887
Colgate-Palmolive Co.	5,439	398,461
Kimberly-Clark Corp. (a)	2,168	306,447
The Clorox Co.	782	171,547
The Procter & Gamble Co.	15,647	1,870,912

		2,866,254

Housewares & Specialties - 0.0%*
Newell Brands Inc.	2,334	37,064

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	875	46,226

Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	2,764	838,072
Walmart Inc. (a)	8,887	1,064,485

		1,902,557

Independent Power Producers & Energy Traders - 0.0%*
The AES Corp.	3,956	57,322

Industrial Conglomerates - 1.1%
3M Co.	3,663	571,391
General Electric Co. (a)	55,571	379,550
Honeywell International Inc.	4,462	645,161
Roper Technologies Inc.	628	243,827

		1,839,929

	Number of Shares	Fair Value $
Industrial Gases - 0.6%
Air Products & Chemicals Inc. (a)	1,341	323,798
Linde PLC	3,355	711,629

		1,035,427

Industrial Machinery - 0.8%
Dover Corp.	925	89,318
Flowserve Corp. (a)	900	25,668
Fortive Corp.	1,849	125,103
IDEX Corp.	500	79,020
Illinois Tool Works Inc. (a)	1,851	323,648
Ingersoll Rand Inc.	2,211	62,173
Otis Worldwide Corp. (b)	2,585	146,983
Parker-Hannifin Corp.	834	152,847
Pentair PLC	1,146	43,537
Snap-on Inc.	349	48,340
Stanley Black & Decker Inc.	929	129,484
Xylem Inc.	1,095	71,131

		1,297,252

Industrial REITs - 0.3%
Duke Realty Corp.	2,500	88,475
Prologis Inc.	4,687	437,438

		525,913

Insurance Brokers - 0.6%
Aon PLC	1,434	276,188
Arthur J Gallagher & Co.	1,227	119,620
Marsh & McLennan Companies Inc.	3,196	343,155
Willis Towers Watson PLC (a)	819	161,302

		900,265

Integrated Oil & Gas - 1.4%
Chevron Corp.	11,844	1,056,840
Exxon Mobil Corp.	26,513	1,185,661
Occidental Petroleum Corp. (a)	6,029	110,331

		2,352,832

Integrated Telecommunication Services - 1.7%
AT&T Inc.	44,999	1,360,320
Verizon Communications Inc.	25,932	1,429,631

		2,789,951

Interactive Home Entertainment - 0.4%
Activision Blizzard Inc.	4,860	368,874
Electronic Arts Inc. (b)	1,798	237,426
Take-Two Interactive Software Inc. (b)	691	96,443

		702,743

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Interactive Media & Services - 5.4%
Alphabet Inc., Class A (b)	1,882	2,668,770
Alphabet Inc., Class C (b)	1,857	2,625,074
Facebook Inc., Class A (b)	15,119	3,433,071
Twitter Inc. (b)	5,100	151,929

		8,878,844

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc. (b)	2,638	7,277,767
Booking Holdings Inc. (b)	260	414,009
eBay Inc.	4,172	218,821
Expedia Group Inc.	850	69,870

		7,980,467

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (b)	994	106,448
VeriSign Inc. (b)	640	132,371

		238,819

Investment Banking & Brokerage - 0.7%
E*TRADE Financial Corp.	1,240	61,665
Morgan Stanley	7,364	355,681
Raymond James Financial Inc. (a)	786	54,101
The Charles Schwab Corp.	7,411	250,047
The Goldman Sachs Group Inc.	2,021	399,390

		1,120,884

IT Consulting & Other Services - 1.2%
Accenture PLC, Class A	3,971	852,653
Cognizant Technology Solutions Corp., Class A	3,434	195,120
DXC Technology Co. (a)	1,824	30,096
Gartner Inc. (b)	600	72,798
International Business Machines Corp.	5,532	668,100
Leidos Holdings Inc. (a)	800	74,936

		1,893,703

Leisure Products - 0.0%*
Hasbro Inc.	796	59,660

Life & Health Insurance - 0.4%
Aflac Inc.	4,826	173,881
Globe Life Inc.	666	49,437
Lincoln National Corp.	1,260	46,355
MetLife Inc.	4,778	174,493
Principal Financial Group Inc.	1,711	71,075
Prudential Financial Inc.	2,505	152,554
Unum Group	1,589	26,362

		694,157

	Number of Shares	Fair Value $
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc. (a)	2,022	178,684
Bio-Rad Laboratories Inc., Class A (b)	100	45,149
Illumina Inc. (b)	943	349,240
IQVIA Holdings Inc. (b)	1,103	156,494
Mettler-Toledo International Inc. (b)	150	120,832
PerkinElmer Inc.	711	69,742
Thermo Fisher Scientific Inc. (a)	2,509	909,111
Waters Corp. (b)	384	69,274

		1,898,526

Managed Healthcare - 1.7%
Anthem Inc.	1,610	423,398
Centene Corp. (b)	3,741	237,740
Humana Inc. (a)	847	328,424
UnitedHealth Group Inc.	5,944	1,753,183

		2,742,745

Metal & Glass Containers - 0.1%
Ball Corp.	2,082	144,678

Movies & Entertainment - 1.6%
Live Nation Entertainment Inc. (b)	800	35,464
Netflix Inc. (b)	2,746	1,249,540
The Walt Disney Co.	11,299	1,259,951

		2,544,955

Multi-Line Insurance - 0.2%
American International Group Inc.	5,312	165,628
Assurant Inc.	339	35,015
The Hartford Financial Services Group Inc. (a)	2,196	84,656

		285,299

Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (b)	12,279	2,191,924

Multi-Utilities - 1.0%
Ameren Corp.	1,642	115,531
CenterPoint Energy Inc.	2,964	55,338
CMS Energy Corp.	1,749	102,177
Consolidated Edison Inc.	2,079	149,542
Dominion Energy Inc.	5,228	424,409
DTE Energy Co. (a)	1,280	137,600
NiSource Inc.	2,515	57,191
Public Service Enterprise Group Inc.	3,151	154,903

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Sempra Energy (a)	1,800	211,014
WEC Energy Group Inc.	2,009	176,089

		1,583,794

Office REITs - 0.2%
Alexandria Real Estate Equities Inc. (a)	800	129,800
Boston Properties Inc. (a)	898	81,161
SL Green Realty Corp. (a)	600	29,574
Vornado Realty Trust	811	30,989

		271,524

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	53,573
Halliburton Co.	5,658	73,441
National Oilwell Varco Inc.	2,846	34,863
Schlumberger Ltd. (a)	8,621	158,540
TechnipFMC PLC (a)	2,686	18,372

		338,789

Oil & Gas Exploration & Production - 0.6%
Apache Corp.	2,348	31,698
Cabot Oil & Gas Corp.	2,380	40,889
Concho Resources Inc.	1,300	66,950
ConocoPhillips	6,735	283,005
Devon Energy Corp.	2,992	33,929
Diamondback Energy Inc.	1,100	46,002
EOG Resources Inc.	3,800	192,508
Hess Corp.	1,531	79,321
Marathon Oil Corp.	5,742	35,141
Noble Energy Inc.	3,700	33,152
Pioneer Natural Resources Co. (a)	1,009	98,579

		941,174

Oil & Gas Refining & Marketing - 0.3%
HollyFrontier Corp.	900	26,280
Marathon Petroleum Corp.	3,983	148,885
Phillips 66	2,830	203,477
Valero Energy Corp.	2,538	149,285

		527,927

Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	12,223	185,423
ONEOK Inc.	2,700	89,694
The Williams Companies Inc.	7,489	142,441

		417,558

Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,076	53,402
Conagra Brands Inc.	3,254	114,443

	Number of Shares	Fair Value $
General Mills Inc.	3,799	234,209
Hormel Foods Corp.	1,800	86,886
Kellogg Co.	1,586	104,771
Lamb Weston Holdings Inc.	868	55,491
McCormick & Company Inc.	800	143,528
Mondelez International Inc., Class A (a)	9,055	462,982
The Hershey Co.	921	119,380
The JM Smucker Co.	747	79,040
The Kraft Heinz Co.	3,828	122,075
Tyson Foods Inc., Class A	1,966	117,390

		1,693,597

Paper Packaging - 0.2%
Amcor PLC (b)	9,798	100,038
Avery Dennison Corp.	492	56,132
International Paper Co.	2,530	89,081
Packaging Corporation of America (a)	603	60,179
Sealed Air Corp.	931	30,583
WestRock Co.	1,775	50,162

		386,175

Personal Products - 0.2%
Coty Inc., Class A	1,910	8,538
The Estee Lauder Companies Inc., Class A	1,406	265,284

		273,822

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	14,271	839,135
Eli Lilly & Co.	5,285	867,691
Johnson & Johnson	16,525	2,323,911
Merck & Company Inc. (a)	15,956	1,233,877
Mylan N.V. (b)	3,050	49,044
Perrigo Company PLC	975	53,888
Pfizer Inc.	34,691	1,134,396
Zoetis Inc.	3,023	414,272

		6,916,214

Property & Casualty Insurance - 0.7%
Chubb Ltd. (a)	2,872	363,652
Cincinnati Financial Corp. (a)	923	59,100
Loews Corp.	1,524	52,258
The Allstate Corp.	2,033	197,181
The Progressive Corp.	3,616	289,678
The Travelers Companies Inc.	1,667	190,121
WR Berkley Corp.	1,000	57,290

		1,209,280

Publishing - 0.0%*
News Corp., Class A (a)	2,596	30,789

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Railroads - 0.9%
CSX Corp.	4,800	334,752
Kansas City Southern (a)	606	90,470
Norfolk Southern Corp.	1,647	289,164
Union Pacific Corp.	4,339	733,594

		1,447,980

Real Estate Services - 0.1%
CBRE Group Inc., Class A (b)	1,921	86,868

Regional Banks - 0.8%
Citizens Financial Group Inc.	3,000	75,720
Comerica Inc.	848	32,309
Fifth Third Bancorp (a)	4,735	91,291
First Republic Bank	1,036	109,805
Huntington Bancshares Inc.	6,934	62,649
KeyCorp	5,765	70,218
M&T Bank Corp.	890	92,533
People’s United Financial Inc.	3,200	37,024
Regions Financial Corp.	5,743	63,862
SVB Financial Group (b)	300	64,659
The PNC Financial Services Group Inc.	2,712	285,329
Truist Financial Corp.	8,625	323,869
Zions Bancorp NA	1,000	34,000

		1,343,268

Reinsurance - 0.0%*
Everest Re Group Ltd.	200	41,240

Research & Consulting Services - 0.3%
Equifax Inc.	744	127,879
IHS Markit Ltd.	2,531	191,090
Nielsen Holdings PLC	2,328	34,594
Verisk Analytics Inc.	1,000	170,200

		523,763

Residential REITs - 0.3%
Apartment Investment & Management Co., Class A	977	36,774
AvalonBay Communities Inc. (a)	869	134,382
Equity Residential (a)	2,308	135,757
Essex Property Trust Inc. (a)	421	96,481
Mid-America Apartment Communities Inc.	700	80,269
UDR Inc.	1,900	71,022

		554,685

Restaurants - 1.2%
Chipotle Mexican Grill Inc. (b)	160	168,378
Darden Restaurants Inc.	886	67,132
Domino’s Pizza Inc.	200	73,888
McDonald’s Corp.	4,712	869,223
Starbucks Corp.	7,525	553,765
Yum! Brands Inc.	1,974	171,560

		1,903,946

	Number of Shares	Fair Value $
Retail REITs - 0.2%
Federal Realty Investment Trust (a)	500	42,605
Kimco Realty Corp. (a)	3,097	39,766
Realty Income Corp. (a)	2,000	119,000
Regency Centers Corp.	999	45,844
Simon Property Group Inc.	1,979	135,324

		382,539

Semiconductor Equipment - 0.5%
Applied Materials Inc.	5,845	353,330
KLA Corp.	985	191,563
Lam Research Corp. (a)	931	301,141

		846,034

Semiconductors - 4.2%
Advanced Micro Devices Inc. (b)	7,300	384,053
Analog Devices Inc.	2,275	279,006
Broadcom Inc.	2,479	782,397
Intel Corp.	26,691	1,596,923
Maxim Integrated Products Inc.	1,800	109,098
Microchip Technology Inc.	1,451	152,805
Micron Technology Inc. (b)	6,868	353,839
NVIDIA Corp.	3,837	1,457,715
Qorvo Inc. (b)	700	77,371
QUALCOMM Inc.	7,271	663,188
Skyworks Solutions Inc.	1,048	133,997
Texas Instruments Inc.	5,840	741,505
Xilinx Inc.	1,587	156,145

		6,888,042

Soft Drinks - 1.5%
Monster Beverage Corp. (b)	2,456	170,250
PepsiCo Inc.	8,737	1,155,556
The Coca-Cola Co.	24,155	1,079,245

		2,405,051

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	22,548

Specialized REITs - 1.5%
American Tower Corp.	2,767	715,380
Crown Castle International Corp.	2,648	443,143
Digital Realty Trust Inc.	1,656	235,334
Equinix Inc.	541	379,944
Extra Space Storage Inc.	800	73,896
Iron Mountain Inc. (a)	1,886	49,225
Public Storage	942	180,761
SBA Communications Corp.	733	218,375
Weyerhaeuser Co.	4,967	111,559

		2,407,617

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 0.7%
Albemarle Corp.	769	59,374
Celanese Corp.	722	62,337
DuPont de Nemours Inc.	4,639	246,470
Ecolab Inc. (a)	1,510	300,415
International Flavors & Fragrances Inc. (a)	647	79,232
PPG Industries Inc.	1,478	156,757
The Sherwin-Williams Co.	527	304,527

		1,209,112

Specialty Stores - 0.2%
Tiffany & Co. (a)	704	85,846
Tractor Supply Co.	637	83,950
Ulta Beauty Inc. (b)	364	74,045

		243,841

Steel - 0.0%*
Nucor Corp. (a)	1,791	74,165

Systems Software - 6.8%
Fortinet Inc. (b)	900	123,543
Microsoft Corp.	47,866	9,741,210
Nortonlifelock Inc. (a)	3,572	70,833
Oracle Corp.	13,141	726,303
ServiceNow Inc. (b)	1,200	486,072

		11,147,961

Technology Distributors - 0.1%
CDW Corp.	880	102,238

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	25,760	9,397,248
Hewlett Packard Enterprise Co.	8,319	80,944
HP Inc.	9,261	161,419
NetApp Inc.	1,470	65,224
Seagate Technology PLC (a)	1,432	69,323
Western Digital Corp.	1,815	80,133
Xerox Holdings Corp. (a)(b)	1,211	18,516

		9,872,807

Tobacco - 0.7%
Altria Group Inc. (a)	11,884	466,447
Philip Morris International Inc. (a)	9,722	681,123

		1,147,570

	Number of Shares	Fair Value $
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,400	145,656
United Rentals Inc. (b)	440	65,578
WW Grainger Inc.	282	88,593

		299,827

Trucking - 0.1%
JB Hunt Transport Services Inc.	520	62,577
Old Dominion Freight Line Inc.	600	101,754

		164,331

Water Utilities - 0.1%
American Water Works Company Inc.	1,099	141,397

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (b)	3,203	333,592

Total Common Stock (Cost $59,592,362)		161,654,477

Rights - 0.0%*
Wireless Telecommunication Services - 0.0%*
T-Mobile US Inc. (Expiring 07/27/20) (b) (Cost $889)	2,403	404

Total Investments in Securities (Cost $59,593,251)		161,654,881

Short-Term Investments - 1.5%
State Street Institutional Liquid Reserves Fund - Premier Class 0.35% (a)(d)(e) (Cost $2,525,328)	2,524,215	2,525,225

Total Investments (Cost $62,118,579)		164,180,106

Other Assets and Liabilities, net - 0.1%		202,295

NET ASSETS - 100.0%		164,382,401

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2020	19	$2,887,278	$2,935,646	$48,368

During the period ended June 30, 2020, average notional value related to long futures contracts was $1,841,711.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$161,654,477	$—	$—	$161,654,477
Rights	404	—	—	404
Short-Term Investments	2,525,225	—	—	2,525,225

Total Investments in Securities	$164,180,106	$—	$—	$164,180,106

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$48,368	$—	$—	$48,368

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	2,611	$206,530	$—	$13,929	$(7,318)	$(38,419)	2,311	$146,864	$2,403
State Street Institutional Liquid Reserves Fund, Premier Class	896,863	896,953	13,567,270	11,942,127	3,235	(106)	2,524,215	2,525,225	6,529

TOTAL		$1,103,483	$13,567,270	$11,956,056	$(4,083)	$(38,525)		$2,672,089	$8,932

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20		12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date	—		—	—	—	—		4/15/85

Net asset value, beginning of period	$46.61		$38.13	$44.09	$38.22	$36.16		$36.60

Income/(loss) from investment operations:
Net investment income	0.37	(a)	0.75 (a)	0.74 (a)	0.71 (a)	0.72		0.69
Net realized and unrealized gains/(losses) on investments	(1.93)		11.09	(2.86)	7.52	3.49		(0.28)

Total income/(loss) from investment operations	(1.56)		11.84	(2.12)	8.23	4.21		0.41

Less distributions from:
Net investment income	—		0.62	0.80	0.79	0.73		0.85
Net realized gains	—		2.74	3.04	1.57	1.42		—

Total distributions	—		3.36	3.84	2.36	2.15		0.85

Net asset value, end of period	$45.05		$46.61	$38.13	$44.09	$38.22		$36.16

Total Return(b)	(3.35)%		31.05%	(4.73)%	21.50%	11.61%		1.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,382		$186,771	$160,902	$194,117	$180,761		$179,395

Ratios to average net assets:
Net expenses	0.33	%**	0.34%	0.33%	0.32%	0.34	%(c)	0.37	%(c)
Gross expenses	0.33	%**	0.34%	0.33%	0.32%	0.37%		0.42%
Net investment income	1.70	%**	1.67%	1.62%	1.69%	1.86%		1.72%
Portfolio turnover rate	1%		2%	2%	2%	2%		2%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $59,467,350)	$161,508,017
Investments in affiliated securities, at fair value (cost $2,651,229)	2,672,089
Cash	1,379
Net cash collateral on deposit with broker for future contracts	219,934
Income receivables	127,838
Receivable for fund shares sold	2,660
Income receivable from affiliated investments	2,685
Receivable for accumulated variation margin on futures contracts	48,413

Total assets	164,583,015

Liabilities
Payable for investments purchased	60,236
Payable for fund shares redeemed	46,704
Payable to the Adviser	33,661
Payable for custody, fund accounting and sub-administration fees	7,009
Accrued other expenses	53,004

Total liabilities	200,614

Net Assets	$164,382,401

Net Assets Consist of:
Capital paid in	$55,578,666
Total distributable earnings (loss)	108,803,735

Net Assets	$164,382,401

Shares outstanding ($0.01 par value; unlimited shares authorized)	3,648,677
Net asset value per share	$45.05

The accompanying Notes are an integral part of these financial statements.

14	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$1,661,163
Income from affiliated investments	8,932

Total income	1,670,095

Expenses
Advisory and administration fees	205,591
Directors’ fees	9,838
Custody, fund accounting and sub-administration fees	18,769
Professional fees	17,179
Printing and shareholder reports	10,525
Other expenses	7,515

Total Expenses	269,417

Net investment income	$1,400,678

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$7,907,033
Affiliated investments	(4,083)
Futures	17,071
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(17,093,939)
Affiliated investments	(38,525)
Futures	26,764

Net realized and unrealized gain (loss) on investments	(9,185,679)

Net Decrease in Net Assets Resulting from Operations	$(7,785,001)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	15

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,400,678	$2,955,811
Net realized gain (loss) on investments and futures	7,920,021	10,692,819
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(17,105,700)	33,694,133

Net increase (decrease) from operations	(7,785,001)	47,342,763

Distributions to shareholders:
Total distributions	—	(12,616,644)

Increase (decrease) in assets from operations and distributions	(7,785,001)	34,726,119

Share transactions:
Proceeds from sale of shares	2,668,934	4,643,425
Value of distributions reinvested	—	12,616,644
Cost of shares redeemed	(17,272,142)	(26,117,849)

Net increase (decrease) from share transactions	(14,603,208)	(8,857,780)

Total increase (decrease) in net assets	(22,388,209)	25,868,339

Net Assets
Beginning of period	186,770,610	160,902,271

End of period	$164,382,401	$186,770,610

Changes in Fund Shares
Shares sold	61,874	103,613
Issued for distributions reinvested	—	269,932
Shares redeemed	(420,307)	(586,550)

Net decrease in fund shares	(358,433)	(213,005)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

16	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valutaion policy and procedures approved by the Board.

Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$48,413	$—	$48,413

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$17,071	$—	$17,071

Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$26,764	$—	$26,764

4.	Fees and Transactions with Affiliates

Advisory Fee  The Adviser, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended, June 30, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$1,293,778	$15,829,809

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$66,966,388	$102,252,877	$4,990,791	$97,262,086

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

22	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement,, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

Other Information	23

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

24	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

Other Information	25

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Lipper Index for the 1-, 3- and 5-year periods and above the Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further

26	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	27

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street Small-Cap Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Small-Cap Equity V.I.S. Fund

Semi-Annual Report

June 30, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $26,051 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Darling Ingredients Inc.	1.28%

The Brink’s Co.	1.16%

Dycom Industries Inc.	1.14%

The Timken Co.	1.05%

Extended Stay America Inc.	1.02%

AGCO Corp.	0.98%

John Wiley & Sons Inc., Class A	0.90%

Trinity Industries Inc.	0.90%

Thor Industries Inc.	0.88%

Ritchie Bros Auctioneers Inc.	0.85%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2020	$1,000.00	$1,000.00
Ending Account Value June 30, 2020	$851.10	$1,018.30
Expenses Paid During the Period*	$6.08	$6.62

*

Expenses are equal to the Fund’s annualized expense ratio of 1.32% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 95.2%†
Aerospace & Defense - 0.6%
Cubic Corp.	495	23,775
Teledyne Technologies Inc. (a)(b)	441	137,129

		160,904

Agricultural & Farm Machinery - 1.0%
AGCO Corp.	4,605	255,393

Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	13,535	333,232

Air Freight & Logistics - 0.3%
Air Transport Services Group Inc. (a)	917	20,422
Echo Global Logistics Inc. (a)	911	19,696
Forward Air Corp.	403	20,077
Hub Group Inc., Class A (a)	402	19,240

		79,435

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	4,793	52,244
Burlington Stores Inc. (a)	401	78,969
Chico’s FAS Inc.	5,589	7,713
The Buckle Inc.	3,096	48,545

		187,471

Application Software - 6.5%
ACI Worldwide Inc. (a)	4,172	112,602
Altair Engineering Inc., Class A (a)	1,752	69,642
Blackbaud Inc.	2,713	154,858
Blackline Inc. (a)	1,899	157,446
Box Inc., Class A (a)	883	18,331
ChannelAdvisor Corp. (a)	999	15,824
Cloudera Inc. (a)	2,185	27,793
Cornerstone OnDemand Inc. (a)	1,923	74,151
Digital Turbine Inc. (a)	2,124	26,699
eGain Corp. (a)	1,176	13,066
Envestnet Inc. (a)	1,460	107,369
J2 Global Inc.	124	7,838
Medallia Inc. (a)	4,400	111,056
Mitek Systems Inc. (a)	1,989	19,114
New Relic Inc. (a)	2,880	198,432
Q2 Holdings Inc. (a)	2,510	215,333
RealPage Inc. (a)	1,325	86,138
SPS Commerce Inc. (a)(b)	134	10,066
Upland Software Inc. (a)	583	20,265
Workiva Inc. (a)	830	44,397
Yext Inc. (a)(b)	11,210	186,198
Zix Corp. (a)(b)	3,780	26,082

		1,702,700

	Number of Shares	Fair Value $
Asset Management & Custody Banks - 0.2%
Artisan Partners Asset Management Inc., Class A	401	13,032
Blucora Inc. (a)	683	7,800
Brightsphere Investment Group Inc. (a)	434	5,408
Cohen & Steers Inc.	298	20,279
Diamond Hill Investment Group Inc.	104	11,822

		58,341

Auto Parts & Equipment - 0.8%
Dana Inc.	2,606	31,767
Dorman Products Inc. (a)	779	52,247
LCI Industries	470	54,041
Modine Manufacturing Co. (a)	2,166	11,956
Standard Motor Products Inc. (b)	1,183	48,740

		198,751

Automobile Manufacturers - 0.9%
Thor Industries Inc. (b)	2,148	228,826

Automotive Retail - 1.4%
America’s Car-Mart Inc. (a)	668	58,697
Group 1 Automotive Inc.	1,163	76,723
Monro Inc.	701	38,513
Murphy USA Inc. (a)	1,659	186,787

		360,720

Biotechnology - 0.9%
Affimed N.V. (a)	4,258	19,651
CareDx Inc. (a)	304	10,771
Coherus Biosciences Inc. (a)	559	9,984
Eagle Pharmaceuticals Inc. (a)	188	9,020
Emergent BioSolutions Inc. (a)	1,339	105,888
Halozyme Therapeutics Inc. (a)	482	12,922
Heron Therapeutics Inc. (a)	2,900	42,659
Ironwood Pharmaceuticals Inc. (a)	1,165	12,023
Retrophin Inc. (a)	639	13,042
Vanda Pharmaceuticals Inc. (a)(b)	885	10,124

		246,084

Brewers - 0.4%
The Boston Beer Company Inc., Class A (a)	200	107,330

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Building Products - 0.8%
American Woodmark Corp. (a)	428	32,378
Builders FirstSource Inc. (a)	1,015	21,010
CSW Industrials Inc.	645	44,576
Gibraltar Industries Inc. (a)	788	37,832
UFP Industries Inc.	1,278	63,274

		199,070

Commodity Chemicals - 0.7%
Koppers Holdings Inc. (a)	9,688	182,522

Communications Equipment - 0.6%
Extreme Networks Inc. (a)	10,007	43,431
Infinera Corp. (a)	3,272	19,370
Lumentum Holdings Inc. (a)	709	57,734
NETGEAR Inc. (a)	842	21,799
Plantronics Inc.	1,012	14,856

		157,190

Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	561	15,607

Construction & Engineering - 2.0%
Aegion Corp. (a)	7,495	118,945
Comfort Systems USA Inc.	284	11,573
Dycom Industries Inc. (a)	7,233	295,757
EMCOR Group Inc.	278	18,387
Great Lakes Dredge & Dock Corp. (a)	2,207	20,437
MasTec Inc. (a)	355	15,929
Valmont Industries Inc. (b)	385	43,744

		524,772

Construction Machinery & Heavy Trucks - 1.7%
Alamo Group Inc.	527	54,091
Astec Industries Inc.	781	36,168
The Greenbrier Companies Inc.	1,661	37,788
The Manitowoc Company Inc. (a)	3,535	38,461
Trinity Industries Inc. (b)	11,039	235,020
Wabash National Corp. (b)	3,079	32,699

		434,227

Construction Materials - 0.1%
Eagle Materials Inc.	394	27,667

Consumer Electronics - 0.1%
Turtle Beach Corp. (a)	951	13,999
Universal Electronics Inc. (a)(b)	255	11,939

		25,938

	Number of Shares	Fair Value $
Consumer Finance - 0.0%*
Curo Group Holdings Corp.	963	7,868

Data Processing & Outsourced Services - 1.7%
Broadridge Financial Solutions Inc.	1,593	201,021
Cass Information Systems Inc.	194	7,572
CSG Systems International Inc.	1,732	71,687
EVERTEC Inc.	903	25,374
MAXIMUS Inc.	327	23,037
NIC Inc.	4,826	110,805

		439,496

Distillers & Vintners - 0.3%
MGP Ingredients Inc.	1,890	69,372

Distributors - 0.5%
Core-Mark Holding Company Inc.	614	15,322
LKQ Corp. (a)	4,392	115,071

		130,393

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,388	67,665
Materion Corp.	341	20,968

		88,633

Diversified REITs - 0.2%
American Assets Trust Inc.	1,050	29,232
Essential Properties Realty Trust Inc.	1,324	19,648

		48,880

Diversified Support Services - 1.5%
Healthcare Services Group Inc.	4,321	105,692
IAA Inc. (a)	1,299	50,102
Ritchie Bros Auctioneers Inc. (b)	5,434	221,979
UniFirst Corp. (b)	160	28,632

		406,405

Education Services - 0.4%
Chegg Inc. (a)	168	11,299
K12 Inc. (a)	3,203	87,250
Perdoceo Education Corp. (a)	631	10,052

		108,601

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Electric Utilities - 0.9%
ALLETE Inc.	471	25,721
IDACORP Inc.	2,394	209,164

		234,885

Electrical Components & Equipment - 0.9%
Acuity Brands Inc.	144	13,773
Atkore International Group Inc. (a)	667	18,243
EnerSys	185	11,910
Generac Holdings Inc. (a)	1,139	138,878
Regal Beloit Corp.	549	47,939

		230,743

Electronic Components - 1.6%
Belden Inc.	6,378	207,604
II-VI Inc. (a)	571	26,963
Littelfuse Inc.	855	145,889
Rogers Corp. (a)(b)	241	30,028

		410,484

Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	1,427	55,239
OSI Systems Inc. (a)	66	4,926
Zebra Technologies Corp., Class A (a)(b)	555	142,053

		202,218

Electronic Manufacturing Services - 0.5%
Fabrinet (a)	395	24,656
Methode Electronics Inc.	1,215	37,981
Plexus Corp. (a)	799	56,378
Sanmina Corp. (a)(b)	632	15,825

		134,840

Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	3,145	188,637

Food Distributors - 0.3%
Performance Food Group Co. (a)	2,400	69,936

Food Retail - 0.2%
Casey’s General Stores Inc.	141	21,082
Sprouts Farmers Market Inc. (a)(b)	971	24,848

		45,930

Footwear - 0.6%
Deckers Outdoor Corp. (a)	271	53,222
Wolverine World Wide Inc. (b)	4,635	110,359

		163,581

	Number of Shares	Fair Value $
Forest Products - 0.0%*
Boise Cascade Co.	309	11,621

Gas Utilities - 0.2%
Chesapeake Utilities Corp.	210	17,640
Spire Inc. (b)	680	44,683

		62,323

Health Care REITs - 0.4%
LTC Properties Inc.	281	10,585
National Health Investors Inc.	723	43,901
Physicians Realty Trust	2,588	45,342

		99,828

Healthcare Distributors - 0.3%
Covetrus Inc. (a)	3,920	70,129

Healthcare Equipment - 4.7%
AtriCure Inc. (a)	2,260	101,587
Cantel Medical Corp.	2,260	99,960
Cardiovascular Systems Inc. (a)	4,015	126,673
CONMED Corp.	2,000	143,980
Envista Holdings Corp. (a)	1,040	21,934
FONAR Corp. (a)	338	7,223
Globus Medical Inc., Class A (a)	1,055	50,334
Hill-Rom Holdings Inc.	1,837	201,666
Integer Holdings Corp. (a)	257	18,774
Integra LifeSciences Holdings Corp. (a)	3,740	175,742
IntriCon Corp. (a)	1,971	26,648
LeMaitre Vascular Inc.	837	22,097
LivaNova PLC (a)	345	16,605
Masimo Corp. (a)	265	60,417
Penumbra Inc. (a)	545	97,457
Surmodics Inc. (a)	233	10,075
Tactile Systems Technology Inc. (a)(b)	1,005	41,637
Varex Imaging Corp. (a)	392	5,939

		1,228,748

Healthcare Facilities - 0.6%
Acadia Healthcare Company Inc. (a)	3,672	92,241
Hanger Inc. (a)	1,624	26,893
Select Medical Holdings Corp. (a)(b)	1,057	15,569
The Ensign Group Inc.	415	17,368

		152,071

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Healthcare Services - 1.1%
Addus HomeCare Corp. (a)	250	23,140
Amedisys Inc. (a)	161	31,965
AMN Healthcare Services Inc. (a)	1,215	54,967
BioTelemetry Inc. (a)	1,657	74,880
LHC Group Inc. (a)	195	33,992
MEDNAX Inc. (a)	3,373	57,678
Premier Inc., Class A (a)	292	10,010

		286,632

Healthcare Supplies - 0.8%
Avanos Medical Inc. (a)	4,590	134,900
Haemonetics Corp. (a)	52	4,657
Lantheus Holdings Inc. (a)	1,154	16,502
Meridian Bioscience Inc. (a)	709	16,513
Quidel Corp. (a)	211	47,209

		219,781

Healthcare Technology - 1.4%
Computer Programs & Systems Inc.	629	14,335
HMS Holdings Corp. (a)	4,205	136,200
Inspire Medical Systems Inc. (a)	1,265	110,080
Livongo Health Inc. (a)	360	27,069
NextGen Healthcare Inc. (a)	2,845	31,238
Omnicell Inc. (a)	594	41,948
Simulations Plus Inc.	234	13,998

		374,868

Home Building - 0.8%
Cavco Industries Inc. (a)	250	48,213
Installed Building Products Inc. (a)	171	11,761
LGI Homes Inc. (a)	514	45,247
Meritage Homes Corp. (a)	219	16,670
Skyline Champion Corp. (a)(b)	729	17,744
TopBuild Corp. (a)(b)	692	78,729

		218,364

Home Furnishing Retail - 0.3%
Aaron’s Inc.	2,005	91,027

Home Furnishings - 0.1%
La-Z-Boy Inc.	1,228	33,230

Hotel & Resort REITs - 0.2%
RLJ Lodging Trust (b)	6,123	57,801

	Number of Shares	Fair Value $
Hotels, Resorts & Cruise Lines - 1.1%
Extended Stay America Inc.	23,826	266,613
Wyndham Hotels & Resorts Inc.	232	9,888

		276,501

Household Appliances - 0.3%
Helen of Troy Ltd. (a)	414	78,064

Household Products - 0.1%
Central Garden & Pet Co. (a)	299	10,761
Central Garden & Pet Co., Class A (a)	319	10,779

		21,540

Human Resource & Employment Services - 0.4%
ASGN Inc. (a)	447	29,806
Barrett Business Services Inc.	217	11,529
Heidrick & Struggles International Inc.	448	9,686
Insperity Inc.	348	22,526
Kforce Inc.	823	24,073

		97,620

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	879	32,760

Industrial Machinery - 6.6%
Albany International Corp., Class A	290	17,026
Altra Industrial Motion Corp.	6,853	218,337
Barnes Group Inc.	4,724	186,881
Crane Co.	3,414	202,996
Enerpac Tool Group Corp.	8,928	157,133
Evoqua Water Technologies Corp. (a)	2,285	42,501
John Bean Technologies Corp.	2,110	181,502
LB Foster Co., Class A (a)	1,284	16,397
Lydall Inc. (a)	1,046	14,184
Mueller Industries Inc.	3,686	97,974
Standex International Corp. (b)	955	54,960
The Timken Co. (b)	5,983	272,167
TriMas Corp. (a)(b)	2,930	70,173
Watts Water Technologies Inc., Class A (b)	1,011	81,891
Welbilt Inc. (a)(b)	10,600	64,554
Woodward Inc. (b)	654	50,718

		1,729,394

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Industrial REITs - 0.7%
EastGroup Properties Inc.	1,082	128,336
Monmouth Real Estate Investment Corp.	1,362	19,735
Rexford Industrial Realty Inc.	621	25,728

		173,799

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	1,092	21,862
Etsy Inc. (a)	162	17,209

		39,071

Internet Services & Infrastructure - 0.0%*
Brightcove Inc. (a)	1,156	9,109

Investment Banking & Brokerage - 1.0%
Houlihan Lokey Inc.	668	37,167
Piper Sandler Cos.	781	46,204
PJT Partners Inc., Class A	191	9,806
Raymond James Financial Inc.	1,385	95,330
Stifel Financial Corp. (b)	1,230	58,339
Virtu Financial Inc., Class A	374	8,826

		255,672

IT Consulting & Other Services - 0.4%
Perficient Inc. (a)	677	24,223
Perspecta Inc.	458	10,639
Science Applications International Corp.	178	13,827
Unisys Corp. (a)(b)	4,670	50,950

		99,639

Leisure Products - 0.9%
Malibu Boats Inc., Class A (a)	512	26,598
MasterCraft Boat Holdings Inc. (a)	986	18,783
Polaris Inc.	2,088	193,245

		238,626

Life & Health Insurance - 0.2%
Trupanion Inc. (a)(b)	1,348	57,546

Life Sciences Tools & Services - 3.0%
Bruker Corp.	2,760	112,277
ICON PLC (a)	1,152	194,066
Luminex Corp.	302	9,824
Medpace Holdings Inc. (a)	354	32,929
PRA Health Sciences Inc. (a)	300	29,187
Repligen Corp. (a)	1,587	196,169
Syneos Health Inc. (a)(b)	3,532	205,739

		780,191

	Number of Shares	Fair Value $
Managed Healthcare - 0.1%
Magellan Health Inc. (a)	245	17,880

Marine - 0.1%
Kirby Corp. (a)	327	17,514

Metal & Glass Containers - 0.0%*
Silgan Holdings Inc. (b)	218	7,061

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	2,336	85,801
National General Holdings Corp.	934	20,184

		105,985

Multi-Utilities - 0.1%
Black Hills Corp.	551	31,220

Office REITs - 1.0%
Corporate Office Properties Trust	1,727	43,762
Cousins Properties Inc.	5,119	152,700
Easterly Government Properties Inc.	2,334	53,962

		250,424

Office Services & Supplies - 1.0%
Herman Miller Inc.	614	14,496
HNI Corp.	1,194	36,501
MSA Safety Inc.	1,904	217,894
Steelcase Inc., Class A (b)	572	6,898

		275,789

Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	1,549	30,221

Oil & Gas Equipment & Services - 0.1%
Championx Corp. (a)	998	9,740
Oil States International Inc. (a)	6,304	29,944

		39,684

Oil & Gas Exploration & Production - 0.7%
Cimarex Energy Co.	1,477	40,603
Ovintiv Inc.	5,844	55,810
PDC Energy Inc. (a)	5,319	66,168
Southwestern Energy Co. (a)	4,169	10,673

		173,254

Other Diversified Financial Services - 0.0%*
Voya Financial Inc. (b)	227	10,590

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Packaged Foods & Meats - 4.2%
B&G Foods Inc.	4,150	101,177
Freshpet Inc. (a)	1,610	134,693
Hostess Brands Inc. (a)	13,170	160,937
J&J Snack Foods Corp.	350	44,495
John B Sanfilippo & Son Inc.	411	35,071
Lancaster Colony Corp.	1,285	199,162
Sanderson Farms Inc. (b)	1,546	179,166
The Simply Good Foods Co. (a)(b)	6,070	112,781
Tootsie Roll Industries Inc.	300	10,281
TreeHouse Foods Inc. (a)(b)	2,920	127,896

		1,105,659

Paper Products - 0.1%
Neenah Inc.	534	26,412

Personal Products - 0.5%
elf Beauty Inc. (a)	4,890	93,253
Lifevantage Corp. (a)	710	9,599
Medifast Inc.	178	24,701
USANA Health Sciences Inc. (a)	126	9,252

		136,805

Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals Inc. (a)	563	12,645
ANI Pharmaceuticals Inc. (a)	404	13,065
Catalent Inc. (a)	2,500	183,250
Collegium Pharmaceutical Inc. (a)	1,026	17,955
Corcept Therapeutics Inc. (a)	760	12,783
Innoviva Inc. (a)	721	10,080
Phibro Animal Health Corp., Class A	367	9,641
Prestige Consumer Healthcare Inc. (a)	5,250	197,190
Supernus Pharmaceuticals Inc. (a)(b)	538	12,778

		469,387

Property & Casualty Insurance - 2.0%
AMERISAFE Inc.	1,337	81,771
Argo Group International Holdings Ltd.	3,422	119,188
James River Group Holdings Ltd.	1,765	79,425
Kemper Corp.	193	13,997
Palomar Holdings Inc. (a)	745	63,891
RLI Corp. (b)	1,152	94,579
Selective Insurance Group Inc. (b)	1,399	73,783

		526,634

	Number of Shares	Fair Value $
Publishing - 0.9%
John Wiley & Sons Inc., Class A	6,039	235,521

Real Estate Services - 0.0%*
Newmark Group Inc., Class A	837	4,068

Regional Banks - 7.4%
1st Source Corp.	1,293	46,005
Atlantic Union Bankshares Corp.	1,339	31,011
Bank OZK	45	1,056
BankUnited Inc.	694	14,054
Bryn Mawr Bank Corp.	1,435	39,692
Cadence BanCorp	4,290	38,009
Community Bank System Inc.	1,370	78,117
Cullen/Frost Bankers Inc.	963	71,946
CVB Financial Corp.	3,420	64,091
Enterprise Financial Services Corp.	1,418	44,128
Equity Bancshares Inc., Class A (a)	1,064	18,556
First Interstate BancSystem Inc., Class A	797	24,675
Franklin Financial Network Inc.	968	24,926
Fulton Financial Corp.	6,519	68,645
German American Bancorp Inc.	1,630	50,693
Glacier Bancorp Inc.	475	16,763
Home BancShares Inc.	1,791	27,546
IBERIABANK Corp.	489	22,269
Independent Bank Corp.	2,625	176,111
Investors Bancorp Inc.	2,124	18,054
Lakeland Financial Corp.	502	23,388
National Bank Holdings Corp., Class A	1,081	29,187
Origin Bancorp Inc.	1,578	34,716
PacWest Bancorp	2,055	40,504
Pinnacle Financial Partners Inc.	595	24,984
Prosperity Bancshares Inc.	3,444	204,505
Renasant Corp.	4,550	113,295
Sandy Spring Bancorp Inc. (b)	1,377	34,122
Stock Yards Bancorp Inc. (b)	1,290	51,858
UMB Financial Corp. (b)	2,410	124,235
United Community Banks Inc. (b)	1,656	33,319
Valley National Bancorp (b)	2,266	17,720
Washington Trust Bancorp Inc. (b)	1,150	37,663
Westamerica Bancorp. (b)	1,976	113,462

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Western Alliance Bancorp (b)	3,225	122,131
Wintrust Financial Corp. (b)	1,428	62,289

		1,943,725

Research & Consulting Services - 0.9%
CoreLogic Inc.	2,226	149,632
Exponent Inc.	135	10,925
FTI Consulting Inc. (a)	66	7,560
Resources Connection Inc.	6,181	73,987

		242,104

Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,590	56,207

Restaurants - 0.6%
Cracker Barrel Old Country Store Inc.	348	38,597
Shake Shack Inc., Class A (a)	320	16,953
Texas Roadhouse Inc. (b)	1,433	75,333
The Cheesecake Factory Inc.	1,485	34,036

		164,919

Retail REITs - 0.1%
Alexander’s Inc.	25	6,023
Retail Opportunity Investments Corp.	2,000	22,660

		28,683

Security & Alarm Services - 1.2%
The Brink’s Co.	6,654	302,824

Semiconductor Equipment - 0.8%
Brooks Automation Inc.	1,560	69,014
FormFactor Inc. (a)	417	12,231
Ichor Holdings Ltd. (a)	1,883	50,050
Onto Innovation Inc. (a)	2,055	69,952

		201,247

Semiconductors - 0.8%
Cirrus Logic Inc. (a)	183	11,306
Diodes Inc. (a)	821	41,625
Semtech Corp. (a)(b)	2,761	144,179
Synaptics Inc. (a)	157	9,439

		206,549

Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	38	8,709
Primo Water Corp.	6,840	94,050

		102,759

	Number of Shares	Fair Value $
Specialized Consumer Services - 0.7%
frontdoor Inc. (a)	609	26,997
OneSpaWorld Holdings Ltd.	4,916	23,449
ServiceMaster Global Holdings Inc. (a)(b)	3,678	131,268

		181,714

Specialized REITs - 0.8%
CoreSite Realty Corp.	670	81,110
National Storage Affiliates Trust	1,155	33,102
PotlatchDeltic Corp.	1,472	55,980
QTS Realty Trust Inc., Class A	506	32,430

		202,622

Specialty Chemicals - 3.6%
Chase Corp.	360	36,900
HB Fuller Co.	1,827	81,484
Ingevity Corp. (a)	2,764	145,303
Innospec Inc.	915	70,684
Minerals Technologies Inc.	507	23,794
PolyOne Corp.	4,321	113,340
Quaker Chemical Corp.	753	139,794
Sensient Technologies Corp. (b)	2,875	149,960
Stepan Co. (b)	1,887	183,228

		944,487

Specialty Stores - 0.6%
Dick’s Sporting Goods Inc.	260	10,728
National Vision Holdings Inc. (a)	2,300	70,196
Sally Beauty Holdings Inc. (a)(b)	6,580	82,447

		163,371

Steel - 0.5%
Carpenter Technology Corp.	880	21,366
Commercial Metals Co.	3,338	68,095
Steel Dynamics Inc. (b)	1,851	48,293

		137,754

Systems Software - 1.5%
CommVault Systems Inc. (a)	266	10,294
Progress Software Corp.	647	25,071
Qualys Inc. (a)	512	53,258
Sailpoint Technologies Holdings Inc. (a)(b)	5,350	141,615
Tenable Holdings Inc. (a)(b)	5,565	165,893

		396,131

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	385	18,942

Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc., Class A (a)	12,115	209,953

Thrifts & Mortgage Finance - 0.9%
Axos Financial Inc. (a)	888	19,607
Essent Group Ltd.	494	17,917
Flagstar Bancorp Inc.	1,171	34,463
FS Bancorp Inc.	237	9,141
HomeStreet Inc.	1,585	39,007
Kearny Financial Corp.	1,315	10,757
NMI Holdings Inc., Class A (a)	856	13,764
PennyMac Financial Services Inc.	300	12,537
WSFS Financial Corp. (b)	2,942	84,435

		241,628

Tires & Rubber - 0.2%
Cooper Tire & Rubber Co.	1,811	50,002

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	2,931	182,865
BMC Stock Holdings Inc. (a)	869	21,847
GMS Inc. (a)	840	20,655

		225,367

	Number of Shares	Fair Value $
Trucking - 0.8%
ArcBest Corp.	448	11,876
Marten Transport Ltd.	1,828	45,992
Saia Inc. (a)(b)	1,170	130,081
Universal Logistics Holdings Inc.	704	12,236

		200,185

Total Common Stock (Cost $21,825,923)		24,948,318

Short-Term Investments - 4.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $1,102,705) (c)(d)	1,102,705	1,102,705

Total Investments (Cost $22,928,628)		26,051,023

Other Assets and Liabilities, net - 0.6%		153,748

NET ASSETS - 100.0%		$26,204,771

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2020	7	$484,226	$503,160	$18,934

During the period ended June 30, 2020, average notional value related to long futures contracts was $441,526.

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$24,948,318	$—	$—	$24,948,318
Short-Term Investments	1,102,705	—	—	1,102,705

Total Investments in Securities	$26,051,023	$—	$—	$26,051,023

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$18,934	$—	$—	$18,934

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,912,318	$1,912,318	$4,593,473	$5,403,086	—	—	1,102,705	$1,102,705	$6,815

TOTAL		$1,912,318	$4,593,473	$5,403,086	$—	$—		$1,102,705	$6,815

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19		12/31/18		12/31/17		12/31/16	12/31/15*
Inception date										4/28/00

Net asset value, beginning of period	$13.16		$11.24		$14.73		$14.40		$12.20	$14.39

Income/(loss) from investment operations:
Net investment income (loss)	(0.00	)(a)††	(0.00	)(a)††	(0.02	)(a)	(0.02	)(a)	(0.03)	(0.04)
Net realized and unrealized gains/(losses) on investments	(1.96)		2.94		(1.43)		1.86		2.93	(0.52)

Total income/(loss) from investment operations	(1.96)		2.94		(1.45)		1.84		2.90	(0.56)

Less distributions from:
Net investment income	—		—		—		—		—	—
Net realized gains	—		1.02		2.04		1.51		0.70	1.63

Total distributions	—		1.02		2.04		1.51		0.70	1.63

Net asset value, end of period	$11.20		$13.16		$11.24		$14.73		$14.40	$12.20

Total Return(b)	(14.89)%		26.12%		(9.70)%		12.71%		23.77%	(4.12)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,205		$33,600		$30,781		$40,711		$42,320	$38,359

Ratios to average net assets:
Net expenses	1.32	%**	1.24%		1.20%		1.25%		1.40%	1.36%
Gross expenses	1.32	%**	1.24%		1.20%		1.25%		1.40%	1.36%
Net investment loss	(0.01	)%**	(0.02)%		(0.13)%		(0.13)%		(0.22)%	(0.30)%
Portfolio turnover rate	17%		29%		33%		32%		36%	42%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
††	Rounds to less than $0.01.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

12	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $21,825,923)	$24,948,318
Short-term affiliated investments, at fair value	1,102,705
Cash	497
Cash collateral on deposit with broker for future contracts	127,317
Receivable for investments sold	85,113
Income receivables	19,172
Receivable for fund shares sold	3,869
Income receivable from affiliated investments	153
Receivable for accumulated variation margin on futures contracts	18,950

Total assets	26,306,094

Liabilities
Payable for investments purchased	38,544
Payable for fund shares redeemed	10,877
Payable to the Adviser	20,414
Payable for custody, fund accounting and sub-administration fees	4,871
Accrued other expenses	26,617

Total liabilities	101,323

Net Assets	$26,204,771

Net Assets Consist of:
Capital paid in	$23,646,048
Total distributable earnings (loss)	2,558,723

Net Assets	$26,204,771

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,339,765
Net asset value per share	$11.20

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	13

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$168,660
Income from affiliated investments	6,815
Less: Foreign taxes withheld	(478)

Total income	174,997

Expenses
Advisory and administration fees	127,290
Directors’ fees	9,107
Custody, fund accounting and sub-administration fees	15,139
Professional fees	18,211
Other expenses	7,174

Total Expenses	176,921

Net investment loss	$(1,924)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(644,386)
Futures	(99,823)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(4,462,529)
Futures	17,877

Net realized and unrealized gain (loss) on investments	(5,188,861)

Net Decrease in Net Assets Resulting from Operations	$(5,190,785)

The accompanying Notes are an integral part of these financial statements.

14	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(1,924)	$(6,276)
Net realized gain (loss) on investments and futures	(744,209)	2,822,645
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(4,444,652)	4,819,355

Net increase (decrease) from operations	(5,190,785)	7,635,724

Distributions to shareholders:
Total distributions	—	(2,413,108)

Increase (decrease) in assets from operations and distributions	(5,190,785)	5,222,616

Share transactions:
Proceeds from sale of shares	441,480	346,157
Value of distributions reinvested	—	2,413,108
Cost of shares redeemed	(2,645,482)	(5,163,732)

Net increase (decrease) from share transactions	(2,204,002)	(2,404,467)

Total increase (decrease) in net assets	(7,394,787)	2,818,149

Net Assets
Beginning of period	33,599,558	30,781,409

End of period	$26,204,771	$33,599,558

Changes in Fund Shares
Shares sold	43,783	26,431
Issued for distributions reinvested	—	183,506
Shares redeemed	(256,969)	(396,476)

Net decrease in fund shares	(213,186)	(186,539)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	15

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$18,950	$—	$18,950

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(99,823)	$—	$(99,823)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$17,877	—	$17,877

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Due to Custodian  In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser a monthly investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$4,468,935	$6,117,050

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$23,416,612	$5,512,197	$2,839,918	$2,672,279

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

22	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers in connection with their consideration of approval of the Agreements. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

Other Information	23

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser and Sub-Advisers

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;

•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and each Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and

•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.

24	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2020, for an additional year with respect to the Fund.

Other Information	25

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-,5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

26	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to each Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser and the Sub-Advisers with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.

Other Information	27

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

28	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street U.S. Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street U.S. Equity V.I.S Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $24,354 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	6.11%

Amazon.com Inc.	5.39%

Apple Inc.	4.67%

Alphabet Inc., Class A	2.85%

Facebook Inc., Class A	2.64%

Visa Inc., Class A	2.46%

JPMorgan Chase & Co.	2.45%

Merck & Company Inc.	2.20%

UnitedHealth Group Inc.	2.02%

salesforce.com Inc.	2.02%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the beginning of the period January 1, 2020	$1,000.00	$1,000.00
Account Value at the end of the period June 30, 2020	$996.60	$1,020.34
Expenses paid during the period*	$4.52	$4.57

*

Expenses are equal to the Fund’s annualized expense ratio of 0.91% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.8%†
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	2,238	137,906

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B	903	100,396

Application Software - 3.0%
Adobe Inc. (a)	460	200,243
Intuit Inc.	155	45,909
salesforce.com Inc. (a)	2,624	491,554

		737,706

Asset Management & Custody Banks - 0.4%
The Blackstone Group Inc., Class A	1,546	87,596

Automotive Retail - 0.6%
O’Reilly Automotive Inc. (a)	317	133,669

Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	1,121	138,264
Vertex Pharmaceuticals Inc. (a)	601	174,476

		312,740

Building Products - 1.4%
Allegion PLC	495	50,599
Trane Technologies PLC	3,284	292,210

		342,809

Cable & Satellite - 1.7%
Charter Communications Inc., Class A (a)	513	261,650
Comcast Corp., Class A	3,868	150,775

		412,425

Communications Equipment - 0.5%
Cisco Systems Inc.	2,831	132,038

Construction Materials - 0.8%
Martin Marietta Materials Inc.	960	198,307

Data Processing & Outsourced Services - 3.8%
Fidelity National Information Services Inc.	654	87,695
Mastercard Inc., Class A	796	235,377
Visa Inc., Class A	3,107	600,179

		923,251

	Number of Shares	Fair Value $
Diversified Banks - 2.5%
JPMorgan Chase & Co.	6,342	596,529

Diversified Support Services - 0.3%
Cintas Corp.	291	77,511

Electric Utilities - 1.4%
American Electric Power Company Inc.	497	39,581
Exelon Corp.	2,946	106,910
NextEra Energy Inc.	850	204,145

		350,636

Electronic Components - 2.4%
Amphenol Corp., Class A	2,441	233,872
Corning Inc.	13,391	346,827

		580,699

Environmental & Facilities Services - 1.0%
Waste Management Inc.	2,268	240,204

Financial Exchanges & Data - 2.7%
CME Group Inc.	1,474	239,584
MSCI Inc.	128	42,729
S&P Global Inc.	933	307,405
Tradeweb Markets Inc., Class A	1,180	68,605

		658,323

Footwear - 0.7%
NIKE Inc., Class B	1,813	177,765

Healthcare Equipment - 2.7%
Boston Scientific Corp. (a)	11,617	407,873
Medtronic PLC	1,738	159,375
Zimmer Biomet Holdings Inc.	734	87,610

		654,858

Healthcare Facilities - 0.4%
HCA Healthcare Inc.	1,041	101,039

Healthcare Services - 1.2%
Cigna Corp. (a)	1,017	190,840
Quest Diagnostics Inc.	838	95,499

		286,339

Home Improvement Retail - 2.2%
Lowe’s Companies Inc.	3,269	441,707
The Home Depot Inc.	342	85,675

		527,382

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Marriott International Inc., Class A	498	42,694

Household Products - 1.6%
Colgate-Palmolive Co.	1,567	114,798
The Procter & Gamble Co.	2,387	285,414

		400,212

Hypermarkets & Super Centers - 0.6%
Walmart Inc.	1,157	138,585

Industrial Conglomerates - 2.0%
Honeywell International Inc.	2,461	355,836
Roper Technologies Inc.	357	138,609

		494,445

Industrial Gases - 0.8%
Air Products & Chemicals Inc.	791	190,995

Industrial Machinery - 0.4%
Xylem Inc.	1,424	92,503

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	744	79,883

Integrated Oil & Gas - 1.6%
Chevron Corp.	3,319	296,154
Exxon Mobil Corp.	2,146	95,969

		392,123

Integrated Telecommunication Services - 0.5%
AT&T Inc.	3,750	113,362

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	883	67,020

Interactive Media & Services - 6.9%
Alphabet Inc., Class A (a)(b)	490	694,845
Alphabet Inc., Class C (a)(b)	251	354,816
Facebook Inc., Class A (a)	2,831	642,835

		1,692,496

Internet & Direct Marketing Retail - 5.4%
Amazon.com Inc. (a)(b)	476	1,313,198

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	418	89,753
International Business Machines Corp.	579	69,926

		159,679

	Number of Shares	Fair Value $
Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	1,834	260,208
QIAGEN N.V. (a)	776	33,220

		293,428

Managed Healthcare - 2.6%
Centene Corp. (a)	2,272	144,386
UnitedHealth Group Inc.	1,669	492,271

		636,657

Movies & Entertainment - 1.9%
Netflix Inc. (a)	195	88,733
The Walt Disney Co.	3,380	376,904

		465,637

Multi-Line Insurance - 0.2%
American International Group Inc.	1,265	39,443

Multi-Sector Holdings - 1.0%
Berkshire Hathaway Inc., Class B (a)	1,402	250,271

Multi-Utilities - 1.9%
CMS Energy Corp.	1,564	91,369
Sempra Energy	3,119	365,640

		457,009

Oil & Gas Equipment & Services - 0.5%
Schlumberger Ltd.	7,166	131,783

Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	1,817	76,350
Pioneer Natural Resources Co.	658	64,287

		140,637

Packaged Foods & Meats - 1.8%
General Mills Inc.	1,633	100,674
Mondelez International Inc., Class A	6,419	328,204

		428,878

Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A	136	25,660

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	3,827	225,027
Elanco Animal Health Inc. (a)	10,511	225,461
Johnson & Johnson	2,387	335,684

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Merck & Company Inc.	6,936	536,361
Mylan N.V. (a)	5,674	91,238

		1,413,771

Property & Casualty Insurance - 0.7%
Chubb Ltd.	742	93,952
The Progressive Corp.	1,029	82,433

		176,385

Railroads - 0.6%
Union Pacific Corp.	934	157,911

Regional Banks - 2.7%
First Republic Bank	3,690	391,103
Regions Financial Corp.	14,920	165,910
SVB Financial Group (a)	517	111,429

		668,442

Restaurants - 0.9%
Domino’s Pizza Inc.	127	46,919
McDonald’s Corp.	885	163,256

		210,175

Semiconductor Equipment - 1.9%
Applied Materials Inc.	7,457	450,776

Semiconductors - 3.1%
Intel Corp.	2,276	136,173
NVIDIA Corp.	789	299,749
QUALCOMM Inc.	651	59,378
Texas Instruments Inc.	2,136	271,208

		766,508

Soft Drinks - 1.6%
PepsiCo Inc.	2,960	391,490

Specialized REITs - 0.7%
American Tower Corp.	687	177,617

Specialty Chemicals - 0.8%
Albemarle Corp.	1,012	78,136
DuPont de Nemours Inc.	2,037	108,226

		186,362

Specialty Stores - 0.5%
Tractor Supply Co.	969	127,704

Systems Software - 7.3%
Microsoft Corp.	7,306	1,486,844
Oracle Corp.	2,241	123,860
ServiceNow Inc. (a)	405	164,049

		1,774,753

	Number of Shares	Fair Value $
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	3,117	1,137,082

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	1,847	275,277

Trucking - 0.0%*
Lyft Inc., Class A (a)	359	11,851

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	704	73,322

Total Common Stock (Cost $17,033,562)		23,816,152

Rights - 0.0%*
Wireless Telecommunication Services - 0.0%*
T-Mobile US Inc. (Expiring 07/27/20) (Cost $261) (a)	704	118

Total Investments in Securities (Cost $17,033,823)		23,816,270

Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $537,895) (c)(d)	537,895	537,895

Total Investments (Cost $17,571,718)		24,354,165

Other Assets and Liabilities, net - 0.0%*		8,345

NET ASSETS - 100.0%		$24,362,510

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2020	2	$303,289	$309,020	$5,731

During the period ended June 30, 2020, average notional value related to long futures contracts and short contracts was $334,915 and $21,079, respectively.

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
	Investments in Securities
	Common Stock	$23,816,152	$—	$—	$23,816,152
	Rights	118	—	—	118
	Short-Term Investments	537,895	—	—	537,895

	Total Investments in Securities	$24,354,165	$—	$—	$24,354,165

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$5,731	$—	$—	$5,731

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	760,740	$760,740	$2,423,495	$2,646,340	—	—	537,895	$537,895	$2,307

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	1/3/95

Net asset value, beginning of period	$46.97		$38.07	$44.20	$42.02	$42.25	$48.44

Income/(loss) from investment operations:
Net investment income	0.14	(a)	0.33 (a)	0.37 (a)	0.35 (a)	0.55	0.53
Net realized and unrealized gains/(losses) on investments	(0.30)		11.78	(1.90)	8.03	3.41	(1.56)

Total income/(loss) from investment operations	(0.16)		12.11	(1.53)	8.38	3.96	(1.03)

Less distributions from:
Net investment income	—		0.32	0.41	0.38	0.54	0.53
Net realized gains	—		2.89	4.19	5.82	3.65	4.63

Total distributions	—		3.21	4.60	6.20	4.19	5.16

Net asset value, end of period	$46.81		$46.97	$38.07	$44.20	$42.02	$42.25

Total Return(b)	(0.34)%		31.77%	(3.40)%	19.91%	9.31%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,363		$25,951	$23,473	$28,308	$27,336	$31,405

Ratios to average net assets:
Net expenses	0.91	%**	0.88%	0.80%	0.85%	0.83%	0.76%
Gross expenses	0.91	%**	0.88%	0.80%	0.85%	0.83%	0.76%
Net investment income	0.62	%**	0.74%	0.81%	0.75%	1.16%	1.04%
Portfolio turnover rate	25%		31%	41%	80%	37%	37%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	7

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $17,033,823)	$23,816,270
Short-term affiliated investments, at fair value	537,895
Cash	158
Cash collateral on deposit with broker for future contracts	24,878
Income receivables	18,255
Receivable for fund shares sold	294
Income receivable from affiliated investments	80
Receivable for accumulated variation margin on futures contracts	5,735

Total assets	24,403,565

Liabilities
Payable for fund shares redeemed	4,675
Payable to the Adviser	10,982
Payable for custody, fund accounting and sub-administration fees	3,174
Accrued other expenses	22,224

Total liabilities	41,055

Net Assets	$24,362,510

Net Assets Consist of:
Capital paid in	$16,567,175
Total distributable earnings (loss)	7,795,335

Net Assets	$24,362,510

Shares outstanding ($0.01 par value; unlimited shares authorized)	520,501
Net asset value per share	$46.81

The accompanying Notes are an integral part of these financial statements.

8	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$178,974
Income from affiliated investments	2,307
Less: Foreign taxes withheld	(6)

Total income	181,275

Expenses
Advisory and administration fees	64,942
Directors’ fees	9,071
Custody, fund accounting and sub-administration fees	10,168
Professional fees	16,051
Printing and shareholder reports	6,226
Other expenses	1,208

Total Expenses	107,666

Net investment income	$73,609

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$525,454
Futures	90,811
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(927,128)
Futures	(4,537)

Net realized and unrealized gain (loss) on investments	(315,400)

Net Decrease in Net Assets Resulting from Operations	$(241,791)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	9

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$73,609	$189,310
Net realized gain (loss) on investments and futures	616,265	1,697,606
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(931,665)	5,069,696

Net increase (decrease) from operations	(241,791)	6,956,612

Distributions to shareholders:
Total distributions	—	(1,660,269)

Increase (decrease) in assets from operations and distributions	(241,791)	5,296,343

Share transactions:
Proceeds from sale of shares	359,766	499,825
Value of distributions reinvested	—	1,660,269
Cost of shares redeemed	(1,705,987)	(4,979,288)

Net increase (decrease) from share transactions	(1,346,221)	(2,819,194)

Total increase (decrease) in net assets	(1,588,012)	2,477,149

Net Assets
Beginning of period	25,950,522	23,473,373

End of period	$24,362,510	$25,950,522

Changes in Fund Shares
Shares sold	8,385	11,190
Issued for distributions reinvested	—	35,227
Shares redeemed	(40,408)	(110,556)

Net decrease in fund shares	(32,023)	(64,139)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

10	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	11

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$5,735	$—	$5,735

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$90,811	$—	$90,811

Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(4,537)	$—	$(4,537)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$5,828,017	$6,767,835

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$17,782,577	$7,270,882	$693,563	$6,577,319

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	17

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

18	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

Other Information	19

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial

20	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1- and 3-year periods and below the medians of its Performance Group and Performance Universe and below its Lipper Index for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Other Information	21

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

22	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street Premier Growth Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Premier Growth Equity V.I.S. Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $34,709 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	10.08%

Apple Inc.	8.25%

Amazon.com Inc.	7.53%

Alphabet Inc., Class C	4.67%

Facebook Inc., Class A	4.52%

Visa Inc., Class A	4.39%

salesforce.com Inc.	3.42%

Applied Materials Inc.	3.17%

UnitedHealth Group Inc.	2.57%

Boston Scientific Corp.	2.50%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund—Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2020	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2020	$1,091.30	$1,020.29
Expenses paid during the period*	$4.78	$4.62

*

Expenses are equal to the Fund’s annualized expense ratio of 0.92% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.4% †
Application Software - 3.4%
salesforce.com Inc. (a)	6,329	1,185,612

Biotechnology - 6.3%
Alexion Pharmaceuticals Inc. (a)	6,231	699,367
BioMarin Pharmaceutical Inc. (a)	6,081	750,031
Vertex Pharmaceuticals Inc. (a)	2,495	724,323

		2,173,721

Building Products - 0.5%
Trane Technologies PLC	2,061	183,388

Cable & Satellite - 2.1%
Charter Communications Inc., Class A (a)	1,449	739,048

Data Processing & Outsourced Services - 7.9%
Fidelity National Information Services Inc.	5,126	687,345
Mastercard Inc., Class A	1,776	525,163
Visa Inc., Class A	7,897	1,525,464

		2,737,972

Electronic Components - 1.7%
Corning Inc.	23,088	597,979

Financial Exchanges & Data - 3.6%
CME Group Inc.	3,148	511,676
S&P Global Inc.	2,274	749,237

		1,260,913

Healthcare Equipment - 3.9%
Boston Scientific Corp. (a)	24,729	868,235
Intuitive Surgical Inc. (a)	835	475,808

		1,344,043

Home Improvement Retail - 2.5%
Lowe’s Companies Inc.	6,297	850,851

Industrial Conglomerates - 1.7%
Honeywell International Inc.	3,934	568,817

Interactive Media & Services - 10.9%
Alphabet Inc., Class A (a)	410	581,400
Alphabet Inc., Class C (a)	1,147	1,621,411
Facebook Inc., Class A (a)	6,909	1,568,827

		3,771,638

	Number of Shares	Fair Value $

Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd. ADR (a)	2,380	513,366
Amazon.com Inc. (a)	947	2,612,602

		3,125,968

Managed Healthcare - 2.6%
UnitedHealth Group Inc.	3,024	891,929

Movies & Entertainment - 1.9%
The Walt Disney Co.	6,027	672,071

Pharmaceuticals - 2.1%
Elanco Animal Health Inc. (a)	33,688	722,608

Regional Banks - 1.2%
First Republic Bank	4,048	429,047

Restaurants - 0.8%
Domino’s Pizza Inc.	725	267,844

Semiconductor Equipment - 4.6%
Applied Materials Inc.	18,177	1,098,800
ASML Holding N.V.	1,297	477,335

		1,576,135

Semiconductors - 2.3%
NVIDIA Corp.	2,130	809,208

Soft Drinks - 2.5%
PepsiCo Inc.	6,427	850,035

Specialized REITs - 1.7%
American Tower Corp.	2,257	583,525

Specialty Chemicals - 0.9%
Albemarle Corp.	3,908	301,737

Systems Software - 12.5%
Microsoft Corp.	17,194	3,499,151
ServiceNow Inc. (a)	2,077	841,310

		4,340,461

Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc. (b)	7,849	2,863,315

Trading Companies & Distributors - 1.9%
United Rentals Inc. (a)	4,424	659,353

Trucking - 0.6%
Lyft Inc., Class A (a)	6,375	210,438

Total Common Stock (Cost $17,380,419)		33,717,656

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $
Exchange Traded & Mutual Funds - 0.5%
Consumer Discretionary Select Sector SPDR Fund (Cost $144,914) (b)(c)	1,286	164,235

Total Investments in Securities (Cost $17,525,333)		33,881,891

Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $827,485) (b)(c)(d)	827,485	827,485

Total Investments (Cost $18,352,818)		34,709,376

Liabilities in Excess of Other Assets, net - (0.3)%		(94,003)

NET ASSETS - 100.0%		34,615,373

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2020	1	$151,187	$154,510	$3,323

During the period ended June 30, 2020, average notional values related to long and short futures contracts was $269,779 and $88,214, respectively.

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,717,656	$—	$—	$33,717,656
Exchange Traded & Mutual Funds	164,235	—	—	164,235
Short-Term Investments	827,485	—	—	827,485

Total Investments in Securities	$34,709,376	$—	$—	$34,709,376

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$3,323	$—	$—	$3,323

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	2,634	$330,356	$31,692	$193,594	$(8,682)	$4,463	1,286	$164,235	$1,270
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,223,418	1,223,418	4,881,807	5,277,740	—	—	827,485	827,485	3,549

TOTAL		$1,553,774	$4,913,499	$5,471,334	$(8,682)	$4,463		$991,720	$4,819

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	12/12/97

Net asset value, beginning of period	$100.89		$82.51	$99.23	$86.08	$94.07	$106.58

Income/(loss) from investment operations:
Net investment income (loss)	(0.09	)(a)	0.03 (a)	0.12 (a)	0.32 (a)	0.50	0.52
Net realized and unrealized gains/(losses) on investments	9.30		30.84	(2.88)	24.10	1.90	3.25

Total income/(loss) from investment operations	9.21		30.87	(2.76)	24.42	2.40	3.77

Less distributions from:
Net investment income	—		—	0.15	0.34	0.48	0.53
Net realized gains	—		12.49	13.81	10.93	9.91	15.75

Total distributions	—		12.49	13.96	11.27	10.39	16.28

Net asset value, end of period	$110.10		$100.89	$82.51	$99.23	$86.08	$94.07

Total Return(b)	9.13%		37.33%	(2.66)%	28.34%	2.47%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,615		$35,502	$30,369	$36,404	$33,219	$36,858

Ratios to average net assets:
Net expenses	0.92	%**	0.91%	0.87%	0.85%	0.84%	0.81%
Gross expenses	0.92	%**	0.91%	0.87%	0.85%	0.84%	0.81%
Net investment income (loss)	(0.18	)%**	0.03%	0.11%	0.31%	0.52%	0.46%
Portfolio turnover rate	12%		22%	27%	21%	22%	19%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $17,380,419)	$33,717,656
Investments in affiliated securities, at fair value (cost $144,914)	164,235
Short-term affiliated investments, at fair value	827,485
Net cash collateral on deposit with broker for future contracts	11,976
Receivable for investments sold	67,442
Income receivables	3,987
Receivable for fund shares sold	784
Income receivable from affiliated investments	113
Receivable for accumulated variation margin on futures contracts	3,325

Total assets	34,797,003

Liabilities
Payable for investments purchased	127,235
Payable for fund shares redeemed	11,159
Payable to the Adviser	17,436
Payable for custody, fund accounting and sub-administration fees	3,547
Accrued other expenses	22,253

Total liabilities	181,630

Net Assets	$34,615,373

Net Assets Consist of:
Capital paid in	$16,615,951
Total distributable earnings (loss)	17,999,422

Net Assets	$34,615,373

Shares outstanding ($0.01 par value; unlimited shares authorized)	314,405
Net asset value per share	$110.10

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	7

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$118,157
Income from affiliated investments	4,819
Less: Foreign taxes withheld	(295)

Total income	122,681

Expenses
Advisory and administration fees	107,861
Directors’ fees	9,113
Custody, fund accounting and sub-administration fees	10,869
Professional fees	16,259
Printing and shareholder reports	6,586
Other expenses	1,869

Total Expenses	152,557

Net investment loss	$(29,876)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,503,931
Affiliated investments	(8,682)
Futures	(31,832)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,427,357
Affiliated investments	4,463
Futures	(4,308)

Net realized and unrealized gain (loss) on investments	2,890,929

Net Increase in Net Assets Resulting from Operations	$2,861,053

The accompanying Notes are an integral part of these financial statements.

8	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)	$(29,876)	$10,575
Net realized gain (loss) on investments and futures	1,463,417	3,991,999
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,427,512	6,518,386

Net increase (decrease) from operations	2,861,053	10,520,960

Distributions to shareholders:
Total distributions	—	(3,931,647)

Increase (decrease) in assets from operations and distributions	2,861,053	6,589,313

Share transactions:
Proceeds from sale of shares	287,763	356,759
Value of distributions reinvested	—	3,931,647
Cost of shares redeemed	(4,035,930)	(5,743,877)

Net increase (decrease) from share transactions	(3,748,167)	(1,455,471)

Total increase (decrease) in net assets	(887,114)	5,133,842

Net Assets
Beginning of period	35,502,487	30,368,645

End of period	$34,615,373	$35,502,487

Changes in Fund Shares
Shares sold	3,218	3,443
Issued for distributions reinvested	—	38,755
Shares redeemed	(40,713)	(58,360)

Net decrease in fund shares	(37,495)	(16,162)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	9

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation    The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$3,325	$—	$3,325

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(31,832)	$—	$(31,832)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(4,308)	$—	$(4,308)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$4,013,113	$7,304,800

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$18,690,057	$16,937,586	$914,944	$16,022,642

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	15

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

16	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

Other Information	17

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board

18	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period and below the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 10-year periods and below its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compares favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Other Information	19

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

20	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street Income V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Income V.I.S. Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $16,249 (in thousands) as of June 30, 2020 (a)(b)

Quality Ratings

as of June 30, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	20.81%

Aa / AA	37.98%

A / A	10.15%

Baa / BBB	27.40%

Ba / BB and lower	3.04%

NR / Other	0.62%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund—Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2020	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2020	$1,046.70	$1,019.29
Expenses paid during the period*	$5.70	$5.62

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Bonds and Notes - 90.8%†
U.S. Treasuries - 14.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	135,000	160,080
2.88%, 08/15/45	35,000	46,113
3.00%, 08/15/48 (a)	295,000	405,671
3.75%, 08/15/41	10,000	14,731
4.75%, 02/15/37	50,000	79,750
U.S. Treasury Notes
0.50%, 03/15/23	240,000	242,137
1.13%, 06/30/21	34,000	34,323
1.63%, 12/15/22 - 02/15/26 (a)	653,500	689,622
1.88%, 12/15/20 (a)	632,600	637,567
2.63%, 02/15/29 (a)	20,000	23,438

		2,333,432

Agency Mortgage Backed - 27.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 05/01/50 (a)	917,284	988,211
4.05%, 09/25/28 (a)(b)	31,000	37,596
4.50%, 06/01/33 - 02/01/35 (a)	3,568	3,906
5.00%, 07/01/35 (a)	26,543	30,560
5.50%, 01/01/38 (a)	28,626	33,178
6.00%, 04/01/29 - 11/01/37 (a)	88,226	102,322
6.50%, 02/01/29 (a)	40	46
6.93%, 06/01/26 (a)(c)	60,000	81,722
7.00%, 06/01/29 - 08/01/36 (a)	20,461	24,631
7.50%, 01/01/30 - 09/01/33 (a)	3,782	4,327
8.00%, 11/01/30 (a)	4,119	4,763
8.50%, 04/01/30 (a)	3,637	4,714
Federal National Mortgage Assoc.
3.50%, 08/01/45 - 07/01/47 (a)	238,492	258,304
3.50%, 01/01/48	39,267	41,440
4.00%, 01/01/41 - 01/01/50 (a)	335,758	364,915
4.50%, 08/01/20 - 12/01/48 (a)	183,751	202,348
5.00%, 03/01/34 - 08/01/35 (a)	35,071	40,341
5.50%, 07/01/20 - 01/01/39 (a)	112,896	131,767
6.00%, 03/01/21 - 07/01/35 (a)	134,722	157,376
6.50%, 10/01/28 - 08/01/34 (a)	20,908	23,810
7.00%, 10/01/32 - 02/01/34 (a)	5,162	5,862
7.50%, 11/01/22 - 03/01/33 (a)	13,658	14,947
8.00%, 08/01/25 - 10/01/31 (a)	6,308	7,131
9.00%, 12/01/22 (a)	108	111
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%, 04/01/37 (a)(b)	884	911
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%, 09/25/46 (a)(b)(d)	188,665	44,916
Federal National Mortgage Assoc.
2.00%, TBA (e)	60,000	62,070
Government National Mortgage Assoc.
3.00%, 12/20/42 (a)	324,089	347,771

	Principal Amount ($) or Shares	Fair Value $
3.00%, 05/20/45 - 02/20/47	639,272	679,579
3.50%, 08/20/48	173,577	184,326
4.00%, 01/20/41 - 04/20/43 (a)	105,018	116,036
4.50%, 08/15/33 - 03/20/41 (a)	74,967	83,681
6.00%, 04/15/27 - 04/15/34 (a)	72,040	83,973
6.50%, 03/15/24 - 08/15/34 (a)	25,434	28,965
7.00%, 01/15/28 - 10/15/36 (a)	22,167	24,703
7.50%, 11/15/31 (a)	98	98
9.00%, 12/15/21 (a)	35	35
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.00%, 02/20/23 - 02/20/26 (a)(b)	1,126	1,140
3.13%, 12/20/24 (a)(b)	510	517
Government National Mortgage Assoc.
2.50%, TBA (e)	192,000	202,074

		4,425,123

Agency Collateralized Mortgage Obligations - 1.8%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	369,847	1,093
2.43%, 08/25/29 (a)	102,000	112,800
2.51%, 07/25/29 (a)	55,000	61,227
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	19,103	907
5.50%, 06/15/33 (a)(d)	15,218	2,890
7.50%, 07/15/27 (a)(d)	1,373	246
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.97%, 10/15/42 (a)(b)(d)	160,811	30,131
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.42%, 08/15/25 (a)(b)(d)	7,473	283
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(f)(g)	171	163
8.00%, 02/01/23 - 07/01/24 (a)(d)	409	43
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d)	19,793	769
5.00%, 09/25/40 (a)(d)	10,972	1,325
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%, 07/25/38 (a)(b)(d)	5,055	974
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.37%, 11/25/41 (a)(b)(d)	231,263	60,041
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(f)(g)	12,647	11,802
4.50%, 08/25/35 - 01/25/36 (a)(d)	15,606	2,239
5.00%, 03/25/38 - 05/25/38 (a)(d)	8,856	1,545
5.50%, 12/25/33 (a)(d)	3,943	711
6.00%, 01/25/35 (a)(d)	6,690	1,426
7.50%, 11/25/23 (a)(d)	1,628	133
8.00%, 08/25/23 - 07/25/24 (a)(d)	778	91

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

8.50%, 07/25/22 (a)(d)**	9	—
9.00%, 05/25/22 (a)(d)**	9	—
Government National Mortgage Assoc. REMIC
4.50%, 08/16/39 (a)(d)	4,947	56

		290,895

Asset Backed - 3.4%
Ally Auto Receivables Trust
2.35%, 06/15/22 (a)	6,827	6,872
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24 (a)	104,000	107,522
CarMax Auto Owner Trust
3.13%, 06/15/23 (a)	13,848	14,146
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	63,000	63,096
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
0.50%, 09/15/22 (a)(b)(h)	124,000	123,944
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22 (a)	45,000	45,702
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22 (a)	25,000	25,198
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (a)(h)	63,000	64,408
Trillium Credit Card Trust II
3.04%, 01/26/24 (a)(h)	100,000	101,332

		552,220

Corporate Notes - 37.3%
3M Co.
3.13%, 09/19/46 (a)	4,000	4,316
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,981
4.90%, 11/30/46 (a)	8,000	11,448
AbbVie Inc.
2.60%, 11/21/24 (a)(h)	10,000	10,610
2.95%, 11/21/26 (a)(h)	9,000	9,784
3.20%, 05/14/26 (a)	4,000	4,396
3.20%, 11/21/29 (a)(h)	10,000	10,977
3.25%, 10/01/22 (a)(h)	6,000	6,284
3.45%, 03/15/22 (a)(h)	16,000	16,640
4.05%, 11/21/39 (a)(h)	5,000	5,846
4.25%, 11/21/49 (a)(h)	5,000	6,052
4.63%, 10/01/42 (a)(h)	2,000	2,449
4.88%, 11/14/48 (a)	3,000	3,914
5.00%, 12/15/21 (a)(h)	9,000	9,453
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)(h)	20,000	21,387
4.50%, 12/01/23 (a)	12,000	13,066
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,694

	Principal Amount ($) or Shares	Fair Value $
Air Products & Chemicals Inc.
2.80%, 05/15/50 (a)	8,000	8,411
Aircastle Ltd.
4.25%, 06/15/26 (a)	7,000	6,392
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(h)	10,000	9,656
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (a)	3,000	3,672
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(h)	8,000	8,204
2.95%, 01/25/30 (a)(h)	6,000	6,177
3.80%, 01/25/50 (a)(h)	8,000	8,275
Ally Financial Inc.
5.75%, 11/20/25 (a)	6,000	6,419
Altria Group Inc.
2.95%, 05/02/23 (a)	5,000	5,262
3.80%, 02/14/24 (a)	4,000	4,377
4.25%, 08/09/42 (a)	2,000	2,105
4.45%, 05/06/50 (a)	5,000	5,466
4.50%, 05/02/43 (a)	3,000	3,216
4.80%, 02/14/29 (a)	7,000	8,168
Amazon.com Inc.
1.50%, 06/03/30	10,000	10,153
2.50%, 06/03/50	5,000	5,114
2.70%, 06/03/60	5,000	5,154
3.15%, 08/22/27 (a)	4,000	4,569
4.05%, 08/22/47 (a)	5,000	6,502
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,584
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,193
American Electric Power Company Inc.
3.25%, 03/01/50 (a)	5,000	5,143
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	5,000	5,126
American Express Co.
3.00%, 10/30/24 (a)	8,000	8,650
American International Group Inc.
4.25%, 03/15/29 (a)	8,000	9,207
4.50%, 07/16/44 (a)	7,000	8,058
6.40%, 12/15/20 (a)	7,000	7,185
American Tower Corp.
2.90%, 01/15/30 (a)	5,000	5,331
3.70%, 10/15/49 (a)	3,000	3,272
3.80%, 08/15/29 (a)	10,000	11,332
American Water Capital Corp.
2.95%, 09/01/27 (a)	9,000	9,937
Amgen Inc.
2.45%, 02/21/30 (a)	17,000	17,973
2.65%, 05/11/22 (a)	9,000	9,344
3.15%, 02/21/40 (a)	9,000	9,652
3.38%, 02/21/50 (a)	9,000	9,950
4.66%, 06/15/51 (a)	3,000	3,995

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	8,000	9,390
4.90%, 02/01/46 (a)	9,000	10,914
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	6,000	6,746
4.00%, 04/13/28 (a)	4,000	4,616
4.35%, 06/01/40 (a)	10,000	11,425
4.38%, 04/15/38 (a)	9,000	10,199
4.50%, 06/01/50 (a)	3,000	3,564
4.75%, 04/15/58 (a)	7,000	8,434
5.55%, 01/23/49 (a)	6,000	7,968
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,259
3.30%, 01/15/23 (a)	6,000	6,388
3.70%, 09/15/49 (a)	3,000	3,404
Apollo Management Holdings LP
2.65%, 06/05/30 (h)	20,000	20,023
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(h)	10,000	9,025
Apple Inc.
2.20%, 09/11/29 (a)	7,000	7,509
2.85%, 05/11/24 (a)	7,000	7,557
2.95%, 09/11/49 (a)	5,000	5,466
3.35%, 02/09/27 (a)	7,000	7,949
3.45%, 02/09/45 (a)	10,000	11,637
Applied Materials Inc.
4.35%, 04/01/47 (a)	6,000	7,741
Aptiv PLC
4.40%, 10/01/46 (a)	7,000	6,739
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	6,000	6,517
Ascension Health
4.85%, 11/15/53 (a)	10,000	14,398
AstraZeneca PLC
3.50%, 08/17/23 (a)	6,000	6,493
4.00%, 01/17/29 (a)	3,000	3,582
4.38%, 08/17/48 (a)	2,000	2,644
AT&T Inc.
2.30%, 06/01/27 (a)	10,000	10,356
2.75%, 06/01/31 (a)	17,000	17,706
3.85%, 06/01/60 (a)	10,000	10,663
4.35%, 03/01/29 (a)	4,000	4,660
4.45%, 04/01/24 (a)	7,000	7,845
4.50%, 05/15/35 (a)	7,000	8,256
4.55%, 03/09/49 (a)	4,000	4,718
4.75%, 05/15/46 (a)	4,000	4,713
4.80%, 06/15/44 (a)	2,000	2,317
4.85%, 03/01/39 (a)	8,000	9,663
5.15%, 11/15/46 (a)	2,000	2,460
5.25%, 03/01/37 (a)	5,000	6,197

	Principal Amount ($) or Shares	Fair Value $
5.35%, 12/15/43 (a)	7,000	8,834
5.45%, 03/01/47 (a)	7,000	9,172
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,115
6.15%, 04/03/30 (a)	9,000	10,339
AvalonBay Communities Inc.
2.45%, 01/15/31 (a)	10,000	10,668
Avangrid Inc.
3.15%, 12/01/24 (a)	9,000	9,744
Avery Dennison Corp.
2.65%, 04/30/30 (a)	10,000	10,231
Bank of America Corp.
3.95%, 04/21/25 (a)	7,000	7,750
4.18%, 11/25/27 (a)	11,000	12,576
4.25%, 10/22/26 (a)	11,000	12,608
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15%+ SOFR thereafter)
2.59%, 04/29/31 (a)(b)	5,000	5,299
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	8,000	8,283
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	2,000	2,183
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	11,000	12,441
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	3,000	3,627
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	3,000	3,527
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	10,000	8,915
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	3,000	3,875
Bank of Montreal (4.34%, fixed rate until 10/05/23; 1.28%, + USD 5 year Swap Rate thereafter)
4.34%10/05/28 (a)(b)	9,000	9,610
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,023

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

BAT Capital Corp.
2.76%, 08/15/22 (a)	7,000	7,250
3.56%, 08/15/27 (a)	5,000	5,384
4.39%, 08/15/37 (a)	7,000	7,635
4.54%, 08/15/47 (a)	4,000	4,336
4.70%, 04/02/27 (a)	5,000	5,734
4.91%, 04/02/30 (a)	6,000	7,022
5.28%, 04/02/50 (a)	6,000	7,265
Becton Dickinson and Co.
2.89%, 06/06/22 (a)	11,000	11,387
3.70%, 06/06/27 (a)	10,000	11,164
3.73%, 12/15/24 (a)	2,000	2,208
4.67%, 06/06/47 (a)	3,000	3,703
4.69%, 12/15/44 (a)	2,000	2,460
Bemis Company Inc.
2.63%, 06/19/30	10,000	10,285
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	4,000	4,522
3.70%, 07/15/30 (a)(h)	5,000	5,855
3.80%, 07/15/48 (a)	5,000	5,824
4.25%, 10/15/50 (a)(h)	2,000	2,513
6.13%, 04/01/36 (a)	5,000	7,208
Berkshire Hathaway Finance Corp.
4.25%, 01/15/49 (a)	6,000	7,688
Biogen Inc.
2.25%, 05/01/30 (a)	5,000	5,055
3.15%, 05/01/50 (a)	5,000	4,823
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	10,000	10,524
Boston Scientific Corp.
4.70%, 03/01/49 (a)	4,000	5,096
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	5,000	4,900
3.02%, 01/16/27 (a)	11,000	11,922
3.22%, 11/28/23 (a)	8,000	8,585
BP Capital Markets PLC (4.38% Fixed rate until 06/22/2025; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (b)	8,000	8,149
BP Capital Markets PLC (4.88% Fixed rate until 03/22/2030; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (b)	8,000	8,300
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	2,000	2,038
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)(h)	7,000	7,850
3.40%, 07/26/29 (a)(h)	7,000	8,083
3.45%, 11/15/27 (a)(h)	2,000	2,301
4.13%, 06/15/39 (a)(h)	5,000	6,356
4.25%, 10/26/49 (a)(h)	5,000	6,592
4.55%, 02/20/48 (a)(h)	4,000	5,395
5.00%, 08/15/45 (a)(h)	5,000	7,036

	Principal Amount ($) or Shares	Fair Value $
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	3,000	3,116
3.13%, 01/15/25 (a)	3,000	3,203
3.88%, 01/15/27 (a)	2,000	2,160
Broadcom Inc.
3.15%, 11/15/25 (a)(h)	10,000	10,645
4.15%, 11/15/30 (a)(h)	8,000	8,700
4.30%, 11/15/32 (a)(h)	8,000	8,831
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,361
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,140
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	8,000	10,055
4.55%, 09/01/44 (a)	11,000	14,224
Cameron LNG LLC
3.30%, 01/15/35 (a)(h)	3,000	3,302
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	7,000	7,485
4.95%, 06/01/47 (a)	2,000	2,194
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(h)	10,000	10,798
Capital One Financial Corp.
3.75%, 07/28/26 (a)	9,000	9,878
4.75%, 07/15/21 (a)	12,000	12,511
Cardinal Health Inc.
2.62%, 06/15/22 (a)	6,000	6,200
3.08%, 06/15/24 (a)	4,000	4,271
Carlisle Companies Inc.
2.75%, 03/01/30 (a)	10,000	10,290
Carrier Global Corp.
2.72%, 02/15/30 (a)(h)	5,000	5,010
3.38%, 04/05/40 (a)(h)	5,000	4,868
3.58%, 04/05/50 (a)(h)	5,000	4,882
Caterpillar Inc.
3.25%, 09/19/49 (a)	7,000	7,786
3.80%, 08/15/42 (a)	4,000	4,738
Centene Corp.
3.38%, 02/15/30 (a)	12,000	12,108
4.25%, 12/15/27 (a)	15,000	15,472
4.63%, 12/15/29 (a)	5,000	5,276
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	13,000	13,437
3.60%, 11/01/21 (a)	8,000	8,305
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	11,000	11,734
4.80%, 03/01/50 (a)	3,000	3,388
4.91%, 07/23/25 (a)	5,000	5,729
5.05%, 03/30/29 (a)	7,000	8,265
5.75%, 04/01/48 (a)	10,000	12,408
6.38%, 10/23/35 (a)	3,000	3,951

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,860
Chevron Corp.
1.55%, 05/11/25 (a)	2,000	2,057
2.24%, 05/11/30 (a)	3,000	3,152
2.98%, 05/11/40 (a)	5,000	5,360
3.08%, 05/11/50 (a)	5,000	5,304
3.19%, 06/24/23 (a)	4,000	4,289
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	8,000	10,412
Cigna Corp.
2.40%, 03/15/30 (a)	5,000	5,190
3.25%, 04/15/25 (a)(h)	7,000	7,638
3.40%, 09/17/21 (a)	7,000	7,231
3.40%, 03/01/27 (a)(h)	5,000	5,521
3.75%, 07/15/23 (a)	4,000	4,342
3.88%, 10/15/47 (a)(h)	4,000	4,520
4.13%, 11/15/25 (a)	7,000	8,027
4.38%, 10/15/28 (a)	3,000	3,553
4.80%, 08/15/38 (a)	3,000	3,801
Cisco Systems Inc.
5.90%, 02/15/39 (a)	5,000	7,472
Citigroup Inc.
2.70%, 10/27/22 (a)	8,000	8,341
4.45%, 09/29/27 (a)	4,000	4,550
4.65%, 07/23/48 (a)	13,000	17,000
4.75%, 05/18/46 (a)	9,000	11,394
5.50%, 09/13/25 (a)	10,000	11,847
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	28,000	28,536
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	7,000	7,283
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	6,000	6,375
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%, 04/08/26 (a)(b)	28,000	30,100
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	7,000	8,104
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	12,000	10,716
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,405

	Principal Amount ($) or Shares	Fair Value $
CMS Energy Corp.
4.88%, 03/01/44 (a)	11,000	14,333
CNA Financial Corp.
3.45%, 08/15/27 (a)	5,000	5,360
3.90%, 05/01/29 (a)	10,000	10,965
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	10,000	10,089
4.38%, 11/06/20 (a)	7,000	7,054
4.88%, 04/01/21 (a)	8,000	8,209
Comcast Corp.
2.80%, 01/15/51 (a)	5,000	5,114
3.10%, 04/01/25 (a)	5,000	5,499
3.20%, 07/15/36 (a)	7,000	7,758
3.25%, 11/01/39 (a)	9,000	9,913
3.38%, 08/15/25 (a)	5,000	5,565
3.45%, 02/01/50 (a)	5,000	5,667
3.97%, 11/01/47 (a)	6,000	7,150
4.15%, 10/15/28 (a)	7,000	8,387
4.60%, 08/15/45 (a)	3,000	3,893
4.70%, 10/15/48 (a)	4,000	5,351
CommonSpirit Health
4.35%, 11/01/42 (a)	16,000	16,593
Conagra Brands Inc.
3.80%, 10/22/21 (a)	11,000	11,436
5.30%, 11/01/38 (a)	3,000	3,921
5.40%, 11/01/48 (a)	4,000	5,522
Concho Resources Inc.
3.75%, 10/01/27 (a)	3,000	3,203
4.88%, 10/01/47 (a)	4,000	4,495
ConocoPhillips Co.
4.30%, 11/15/44 (a)	8,000	9,793
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	5,000	5,687
3.88%, 06/15/47 (a)	4,000	4,622
3.95%, 04/01/50 (a)	5,000	6,044
Constellation Brands Inc.
3.15%, 08/01/29 (a)	8,000	8,622
3.70%, 12/06/26 (a)	6,000	6,719
4.50%, 05/09/47 (a)	8,000	9,490
Continental Resources Inc.
4.50%, 04/15/23 (a)	7,000	6,700
Corning Inc.
4.38%, 11/15/57 (a)	6,000	6,926
CoStar Group Inc.
2.80%, 07/15/30 (e)(h)	8,000	8,084
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	8,000	8,107
Crown Castle International Corp.
3.30%, 07/01/30 (a)	16,000	17,599
5.20%, 02/15/49 (a)	6,000	7,949
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	14,000	17,955

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

CubeSmart LP
4.38%, 02/15/29 (a)	7,000	8,147
CVS Health Corp.
3.00%, 08/15/26 (a)	6,000	6,549
3.25%, 08/15/29 (a)	5,000	5,517
3.35%, 03/09/21 (a)	6,000	6,115
3.63%, 04/01/27 (a)	5,000	5,635
3.75%, 04/01/30 (a)	5,000	5,737
4.25%, 04/01/50 (a)	5,000	6,020
4.30%, 03/25/28 (a)	2,000	2,334
4.78%, 03/25/38 (a)	3,000	3,712
5.00%, 12/01/24 (a)	6,000	6,848
5.13%, 07/20/45 (a)	2,000	2,583
5.30%, 12/05/43 (a)	6,000	7,814
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(h)	9,000	9,711
4.42%, 06/15/21 (a)(h)	11,000	11,305
5.45%, 06/15/23 (a)(h)	5,000	5,471
6.02%, 06/15/26 (a)(h)	5,000	5,720
8.10%, 07/15/36 (a)(h)	2,000	2,588
8.35%, 07/15/46 (a)(h)	4,000	5,309
Deutsche Bank AG
2.70%, 07/13/20 (a)	12,000	12,003
Devon Energy Corp.
5.00%, 06/15/45 (a)	6,000	5,361
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	4,000	4,255
3.25%, 11/15/39 (a)	3,000	3,309
3.40%, 11/15/49 (a)	3,000	3,361
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	10,000	10,004
3.25%, 12/01/26 (a)	5,000	5,017
3.50%, 12/01/29 (a)	5,000	4,839
5.38%, 05/31/25 (a)	12,000	12,393
Digital Realty Trust LP
3.60%, 07/01/29 (a)	10,000	11,414
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,252
3.95%, 03/20/28 (a)	5,000	5,571
4.95%, 05/15/42 (a)	2,000	2,274
5.00%, 09/20/37 (a)	3,000	3,531
Dollar General Corp.
3.50%, 04/03/30 (a)	9,000	10,121
4.13%, 04/03/50 (a)	6,000	7,182
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,871
Dominion Energy Inc.
3.07%, 08/15/24 (a)(c)	5,000	5,374
3.38%, 04/01/30 (a)	10,000	11,080
Dover Corp.
2.95%, 11/04/29 (a)	5,000	5,372
DR Horton Inc.
2.60%, 10/15/25 (a)	14,000	14,710

	Principal Amount ($) or Shares	Fair Value $
DTE Energy Co.
2.85%, 10/01/26 (a)	8,000	8,496
3.85%, 12/01/23 (a)	7,000	7,602
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	5,000	6,205
Duke Energy Corp.
1.80%, 09/01/21 (a)	7,000	7,092
3.55%, 09/15/21 (a)	6,000	6,165
3.75%, 09/01/46 (a)	3,000	3,395
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39%+ 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	9,000	8,972
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	11,000	13,480
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	5,229
3.25%, 06/30/26 (a)	4,000	4,381
3.38%, 12/15/27 (a)	3,000	3,345
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	10,000	10,191
5.32%, 11/15/38 (a)	3,000	3,799
5.42%, 11/15/48 (a)	3,000	3,947
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(h)	11,000	11,378
DXC Technology Co.
4.00%, 04/15/23 (a)	11,000	11,539
Eastman Chemical Co.
3.50%, 12/01/21 (a)	8,000	8,253
3.60%, 08/15/22 (a)	7,000	7,301
4.50%, 01/15/21 (a)	9,000	9,056
4.65%, 10/15/44 (a)	6,000	6,913
Eaton Corp.
3.10%, 09/15/27 (a)	4,000	4,391
Edison International
2.40%, 09/15/22 (a)	18,000	18,214
4.95%, 04/15/25 (a)	10,000	11,010
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	3,000	3,115
Eli Lilly & Co.
3.95%, 03/15/49 (a)	8,000	10,206
Emera US Finance LP
4.75%, 06/15/46 (a)	3,000	3,567
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,065
2.75%, 10/15/50 (a)	3,000	3,012
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	4,844
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	8,000	8,420
4.50%, 04/15/24 (a)	2,000	2,168
4.95%, 06/15/28 (a)	4,000	4,309
6.50%, 02/01/42 (a)	8,000	8,728

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Energy Transfer Operating LP (6.75%, fixed rate until 05/15/25; 5.13%, + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	19,000	16,137
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,283
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	10,000	11,152
4.00%, 03/15/33 (a)	3,000	3,689
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	7,000	7,700
Enterprise Products Operating LLC (5.25%, fixed rate until 08/16/27; 3.03%, + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	7,000	6,569
EOG Resources Inc.
4.38%, 04/15/30 (a)	5,000	5,960
4.95%, 04/15/50 (a)	8,000	10,210
5.10%, 01/15/36 (a)	4,000	4,661
EPR Properties
4.95%, 04/15/28 (a)	4,000	3,819
Equinix Inc.
1.25%, 07/15/25	10,000	10,012
2.15%, 07/15/30	10,000	9,957
Equinor ASA
3.25%, 11/18/49 (a)	5,000	5,329
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	11,736
Essex Portfolio LP
2.65%, 03/15/32 (a)	5,000	5,291
Eversource Energy
3.45%, 01/15/50 (a)	7,000	7,565
Exelon Corp.
3.50%, 06/01/22 (a)	9,000	9,410
4.05%, 04/15/30 (a)	9,000	10,398
4.45%, 04/15/46 (a)	7,000	8,498
4.70%, 04/15/50 (a)	6,000	7,663
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	17,000	18,215
3.45%, 04/15/51 (a)	10,000	11,068
FedEx Corp.
3.80%, 05/15/25 (a)	22,000	24,494
4.10%, 02/01/45 (a)	7,000	7,089
Fifth Third Bancorp
2.55%, 05/05/27 (a)	10,000	10,711
FirstEnergy Corp.
3.90%, 07/15/27 (a)	2,000	2,265
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(h)	7,000	8,515
Fiserv Inc.
3.50%, 07/01/29 (a)	5,000	5,618
4.40%, 07/01/49 (a)	5,000	6,058

	Principal Amount ($) or Shares	Fair Value $
Florida Power & Light Co.
2.85%, 04/01/25 (a)	10,000	10,977
4.13%, 02/01/42 (a)	13,000	16,273
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	5,585
General Dynamics Corp.
4.25%, 04/01/50 (a)	5,000	6,464
General Mills Inc.
2.88%, 04/15/30 (a)	5,000	5,445
3.70%, 10/17/23 (a)	5,000	5,453
4.55%, 04/17/38 (a)	2,000	2,504
4.70%, 04/17/48 (a)	3,000	3,976
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,904
5.40%, 04/01/48 (a)	2,000	2,005
6.13%, 10/01/25 (a)	8,000	8,990
6.80%, 10/01/27 (a)	5,000	5,825
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,335
3.55%, 04/09/21 (a)	7,000	7,084
4.20%, 11/06/21 (a)	4,000	4,111
5.25%, 03/01/26 (a)	8,000	8,718
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(h)	11,000	11,343
2.10%, 04/30/27 (a)(h)	8,000	8,277
3.60%, 03/01/25 (a)(h)	11,000	12,176
Gilead Sciences Inc.
2.95%, 03/01/27 (a)	3,000	3,345
3.50%, 02/01/25 (a)	4,000	4,452
3.65%, 03/01/26 (a)	2,000	2,287
4.15%, 03/01/47 (a)	9,000	11,484
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,547
3.63%, 05/15/25 (a)	6,000	6,775
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	9,000	10,345
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(h)	11,000	11,617
4.95%, 11/15/21 (a)(h)	7,000	7,302
Halliburton Co.
5.00%, 11/15/45 (a)	6,000	6,190
HCA Inc.
4.13%, 06/15/29 (a)	5,000	5,517
4.50%, 02/15/27 (a)	6,000	6,681
Health Care Service Corp.
2.20%, 06/01/30 (h)	14,000	14,019
3.20%, 06/01/50 (h)	4,000	4,071
Hess Corp.
5.60%, 02/15/41 (a)	4,000	4,197
5.80%, 04/01/47 (a)	2,000	2,168
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	5,000	6,117

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Highwoods Realty LP
4.13%, 03/15/28 (a)	7,000	7,505
4.20%, 04/15/29 (a)	11,000	11,895
Honeywell International Inc.
2.70%, 08/15/29 (a)	2,000	2,208
Hormel Foods Corp.
1.80%, 06/11/30	15,000	15,310
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	15,000	15,406
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	12,000	12,413
Hyundai Capital America
3.10%, 04/05/22 (a)(h)	7,000	7,130
Infor Inc.
1.45%, 07/15/23 (h)	5,000	5,038
1.75%, 07/15/25 (h)	10,000	10,070
Ingredion Inc.
2.90%, 06/01/30 (a)	14,000	14,931
3.90%, 06/01/50 (a)	2,000	2,284
Intel Corp.
2.45%, 11/15/29 (a)	18,000	19,430
2.60%, 05/19/26 (a)	8,000	8,753
2.88%, 05/11/24 (a)	3,000	3,243
3.10%, 02/15/60 (a)	10,000	11,067
International Paper Co.
4.40%, 08/15/47 (a)	7,000	8,227
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,737
Intuit Inc.
0.65%, 07/15/23	5,000	5,014
0.95%, 07/15/25	5,000	5,017
1.35%, 07/15/27	5,000	5,028
1.65%, 07/15/30	5,000	5,008
ITC Holdings Corp.
2.95%, 05/14/30 (a)(h)	14,000	14,927
Jabil Inc.
3.95%, 01/12/28 (a)	4,000	4,280
Jefferies Group LLC
5.13%, 01/20/23 (a)	10,000	10,859
John Deere Capital Corp.
2.45%, 01/09/30 (a)	15,000	16,267
Johnson & Johnson
3.63%, 03/03/37 (a)	5,000	6,026
Johnson Controls International PLC
4.50%, 02/15/47 (a)	5,000	5,710
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	11,000	12,255
3.63%, 12/01/27 (a)	5,000	5,517

	Principal Amount ($) or Shares	Fair Value $
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	10,000	10,607
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%, 01/23/29 (a)(b)	7,000	7,888
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	2,000	2,364
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49	10,000	12,063
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	4,000	4,613
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	7,000	8,464
JPMorgan Chase & Co. (4.23% fixed rate until 7/30/20; 3.47% + 3 month USD LIBOR thereafter)
4.23%, 12/29/49 (a)(b)	8,000	7,318
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	12,000	10,698
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	7,000	7,174
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,336
3.80%, 05/01/50 (a)	7,000	7,921
4.50%, 11/15/45 (a)	3,000	3,622
KeyCorp
2.25%, 04/06/27 (a)	17,000	17,794
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	11,000	11,134
4.70%, 11/01/42 (a)	2,000	2,160
5.00%, 03/01/43 (a)	2,000	2,217
5.30%, 09/15/20 (a)	7,000	7,060
6.38%, 03/01/41 (a)	4,000	5,017
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	9,000	10,325
KLA Corp.
3.30%, 03/01/50 (a)	5,000	5,166
4.10%, 03/15/29 (a)	11,000	12,991
4.65%, 11/01/24 (a)	6,000	6,871

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Kohl’s Corp.
9.50%, 05/15/25 (a)	5,000	5,707
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	2,000	2,000
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	6,000	6,876
Lam Research Corp.
4.00%, 03/15/29 (a)	11,000	13,059
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	5,000	4,986
Lear Corp.
4.25%, 05/15/29 (a)	10,000	10,256
5.25%, 05/15/49 (a)	5,000	5,058
Leidos Inc.
2.95%, 05/15/23 (a)(h)	11,000	11,547
3.63%, 05/15/25 (a)(h)	5,000	5,446
4.38%, 05/15/30 (a)(h)	13,000	14,656
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(h)	3,000	3,153
Lincoln National Corp.
3.63%, 12/12/26 (a)	4,000	4,410
4.35%, 03/01/48 (a)	7,000	7,876
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	7,000	9,079
Loews Corp.
3.20%, 05/15/30 (a)	5,000	5,431
Lowe’s Companies Inc.
4.05%, 05/03/47 (a)	4,000	4,700
4.55%, 04/05/49 (a)	7,000	8,857
LYB International Finance BV
4.88%, 03/15/44 (a)	5,000	5,867
Marathon Oil Corp.
3.85%, 06/01/25 (a)	7,000	7,089
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (a)	5,000	5,200
3.50%, 03/10/25 (a)	7,000	7,750
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,049
Mastercard Inc.
3.30%, 03/26/27 (a)	5,000	5,674
McCormick & Company Inc.
2.50%, 04/15/30 (a)	3,000	3,152
3.25%, 11/15/25 (a)	32,000	34,454
McDonald’s Corp.
3.60%, 07/01/30 (a)	8,000	9,215
3.63%, 09/01/49 (a)	3,000	3,324
3.70%, 01/30/26 (a)	5,000	5,681
3.80%, 04/01/28 (a)	9,000	10,524
4.20%, 04/01/50 (a)	5,000	6,050
4.88%, 12/09/45 (a)	8,000	10,278
McKesson Corp.
3.65%, 11/30/20 (a)	8,000	8,099

	Principal Amount ($) or Shares	Fair Value $
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,686
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	17,000	21,630
Merck & Company Inc.
1.45%, 06/24/30	5,000	5,010
2.45%, 06/24/50	5,000	5,042
2.75%, 02/10/25 (a)	7,000	7,599
4.00%, 03/07/49 (a)	4,000	5,168
MetLife Inc.
4.05%, 03/01/45 (a)	3,000	3,536
4.72%, 12/15/44 (a)	10,000	12,612
Microchip Technology Inc.
2.67%, 09/01/23 (a)(h)	28,000	28,837
Micron Technology Inc.
2.50%, 04/24/23 (a)	10,000	10,393
Microsoft Corp.
2.40%, 08/08/26 (a)	6,000	6,548
2.68%, 06/01/60	3,000	3,129
3.45%, 08/08/36 (a)	5,000	6,024
3.50%, 02/12/35 (a)	3,000	3,651
3.70%, 08/08/46 (a)	11,000	13,754
3.95%, 08/08/56 (a)	5,000	6,440
4.10%, 02/06/37 (a)	4,000	5,167
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	7,000	7,094
4.20%, 07/15/46 (a)	6,000	5,827
Morgan Stanley
3.70%, 10/23/24 (a)	7,000	7,756
3.95%, 04/23/27 (a)	5,000	5,608
4.35%, 09/08/26 (a)	12,000	13,813
5.00%, 11/24/25 (a)	25,000	29,380
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%, 07/22/25 (a)(b)	12,000	12,704
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	5,000	5,715
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	10,000	11,859
MPLX LP
3.38%, 03/15/23 (a)	5,000	5,222
5.20%, 12/01/47 (a)	3,000	3,099
5.25%, 01/15/25 (a)	9,000	9,358
6.25%, 10/15/22 (a)	10,000	10,004
MPLX LP (1.41%, fixed rate until 09/09/20; 1.10%, + 3 month USD LIBOR)
1.41%, 09/09/22 (a)(b)	10,000	9,851

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Mylan Inc.
5.20%, 04/15/48 (a)	5,000	6,164
Mylan N.V.
3.15%, 06/15/21 (a)	7,000	7,145
3.95%, 06/15/26 (a)	2,000	2,234
National Oilwell Varco Inc.
3.60%, 12/01/29 (a)	9,000	8,787
National Retail Properties Inc.
4.00%, 11/15/25 (a)	6,000	6,523
NetApp Inc.
2.38%, 06/22/27	8,000	8,118
2.70%, 06/22/30	8,000	8,017
Newfield Exploration Co.
5.63%, 07/01/24 (a)	21,000	20,159
Newmont Corp.
2.25%, 10/01/30 (a)	10,000	10,123
4.88%, 03/15/42 (a)	7,000	8,936
Nexen Inc.
6.40%, 05/15/37 (a)	7,000	9,978
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	11,000	12,300
NextEra Energy Capital Holdings Inc. (5.65%, fixed rate until 05/01/29; 3.16%, + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	7,000	7,601
NIKE Inc.
2.40%, 03/27/25 (a)	10,000	10,787
3.38%, 03/27/50 (a)	2,000	2,303
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,729
3.95%, 03/30/48 (a)	2,000	2,310
Noble Energy Inc.
3.85%, 01/15/28 (a)	6,000	5,786
3.90%, 11/15/24 (a)	4,000	4,016
4.20%, 10/15/49 (a)	3,000	2,514
5.05%, 11/15/44 (a)	3,000	2,730
Nordstrom Inc.
4.38%, 04/01/30 (a)	5,000	3,920
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	6,000	6,967
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	5,000	5,215
3.85%, 04/15/45 (a)	4,000	4,696
4.03%, 10/15/47 (a)	3,000	3,608
Novartis Capital Corp.
2.20%, 08/14/30 (a)	8,000	8,456
3.00%, 11/20/25 (a)	3,000	3,328
Nutrien Ltd.
4.00%, 12/15/26 (a)	3,000	3,375
4.90%, 06/01/43 (a)	6,000	7,032
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,000	5,555
3.50%, 04/01/50 (a)	5,000	5,728

	Principal Amount ($) or Shares	Fair Value $
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (a)(h)	5,000	5,236
Occidental Petroleum Corp.
2.70%, 08/15/22 (a)	5,000	4,655
2.90%, 08/15/24 (a)	4,000	3,418
4.85%, 03/15/21 (a)	3,000	2,996
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	5,000	5,473
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22 (a)	7,000	7,380
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,412
ONEOK Inc.
4.35%, 03/15/29 (a)	6,000	6,286
5.20%, 07/15/48 (a)	8,000	8,119
Oracle Corp.
2.40%, 09/15/23 (a)	4,000	4,209
2.65%, 07/15/26 (a)	7,000	7,571
2.95%, 04/01/30 (a)	9,000	10,023
3.60%, 04/01/50 (a)	6,000	6,728
3.80%, 11/15/37 (a)	3,000	3,474
4.00%, 07/15/46 - 11/15/47 (a)	15,000	17,663
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(h)	5,000	5,243
2.57%, 02/15/30 (a)(h)	5,000	5,251
3.36%, 02/15/50 (a)(h)	5,000	5,268
Owens Corning
4.40%, 01/30/48 (a)	5,000	5,150
Pacific Gas & Electric Co.
2.50%, 02/01/31	8,000	7,850
Pacific Gas & Electric Co.
2.10%, 08/01/27	5,000	4,961
3.30%, 08/01/40	8,000	7,830
3.50%, 08/01/50	5,000	4,853
PacifiCorp
2.70%, 09/15/30 (a)	5,000	5,455
6.25%, 10/15/37 (a)	4,000	5,798
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	5,000	5,516
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	10,000	10,881
3.25%, 06/01/50 (a)	4,000	4,328
PepsiCo Inc.
1.63%, 05/01/30 (a)	5,000	5,093
2.63%, 07/29/29 (a)	10,000	11,066
3.45%, 10/06/46 (a)	6,000	6,958
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	8,393
5.63%, 01/23/46 (a)	10,000	7,127
6.35%, 02/12/48 (a)	10,000	7,424
6.50%, 03/13/27 (a)	15,000	13,647
7.69%, 01/23/50 (a)(h)	10,000	8,300

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Pfizer Inc.
2.63%, 04/01/30 (a)	5,000	5,503
2.70%, 05/28/50 (a)	15,000	15,485
3.45%, 03/15/29 (a)	4,000	4,666
3.60%, 09/15/28 (a)	7,000	8,251
3.90%, 03/15/39 (a)	5,000	6,158
4.40%, 05/15/44 (a)	4,000	5,236
Philip Morris International Inc.
1.50%, 05/01/25 (a)	10,000	10,227
2.10%, 05/01/30 (a)	5,000	5,159
4.13%, 03/04/43 (a)	4,000	4,706
Phillips 66
2.15%, 12/15/30	28,000	27,274
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	3,000	3,204
4.68%, 02/15/45 (a)	6,000	6,367
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	9,000	8,733
3.65%, 06/01/22 (a)	11,000	11,232
Precision Castparts Corp.
4.38%, 06/15/45 (a)	10,000	11,941
Prologis LP
4.38%, 02/01/29 (a)	8,000	9,796
Prudential Financial Inc. (5.70%, fixed rate until 09/15/28; 2.67%, + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	12,000	13,412
Public Service Company of Colorado
3.70%, 06/15/28 (a)	7,000	8,141
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,364
QUALCOMM Inc.
2.90%, 05/20/24 (a)	2,000	2,153
3.00%, 05/20/22 (a)	5,000	5,231
3.25%, 05/20/27 (a)	2,000	2,267
4.30%, 05/20/47 (a)	3,000	3,759
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	10,000	11,120
4.15%, 05/15/45 (a)	5,000	5,989
Raytheon Technologies Corp.
3.50%, 03/15/27 (h)	3,000	3,378
3.95%, 08/16/25 (a)	2,000	2,279
4.13%, 11/16/28 (a)	2,000	2,354
4.45%, 11/16/38 (a)	4,000	4,885
4.50%, 06/01/42 (a)	4,000	4,973
Realty Income Corp.
3.00%, 01/15/27 (a)	5,000	5,295
3.25%, 01/15/31 (a)	5,000	5,426
Reinsurance Group of America Inc.
3.15%, 06/15/30	10,000	10,407
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,508

	Principal Amount ($) or Shares	Fair Value $
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	6,000	7,549
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	6,000	7,531
Rogers Communications Inc.
5.00%, 03/15/44 (a)	4,000	5,150
Roper Technologies Inc.
2.95%, 09/15/29 (a)	4,000	4,358
Ross Stores Inc.
4.70%, 04/15/27 (a)	11,000	12,764
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,113
Ryder System Inc.
2.90%, 12/01/26 (a)	9,000	9,241
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	4,000	4,296
4.50%, 05/15/30 (a)(h)	5,000	5,545
5.00%, 03/15/27 (a)	2,000	2,234
5.88%, 06/30/26 (a)	9,000	10,578
Santander Holdings USA Inc.
3.70%, 03/28/22 (a)	12,000	12,370
4.40%, 07/13/27 (a)	4,000	4,331
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(h)	8,000	8,608
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	5,000	5,623
Sempra Energy
3.80%, 02/01/38 (a)	2,000	2,161
4.00%, 02/01/48 (a)	4,000	4,536
Shell International Finance BV
2.38%, 08/21/22 (a)	11,000	11,467
3.13%, 11/07/49 (a)	8,000	8,385
3.75%, 09/12/46 (a)	7,000	8,051
4.13%, 05/11/35 (a)	8,000	9,697
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	7,000	7,135
2.88%, 09/23/23 (a)	3,000	3,179
3.20%, 09/23/26 (a)	3,000	3,332
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,239
Southern California Edison Co.
2.40%, 02/01/22 (a)	10,000	10,153
2.90%, 03/01/21 (a)	11,000	11,177
4.00%, 04/01/47 (a)	12,000	13,739
4.20%, 03/01/29 (a)	11,000	12,748
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	6,000	6,487
4.40%, 05/30/47 (a)	2,000	2,361
Southern Copper Corp.
5.88%, 04/23/45 (a)	8,000	10,221
Southwest Airlines Co.
2.63%, 02/10/30 (a)	9,000	8,108

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	7,000	7,438
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,173
4.50%, 03/15/45 (a)	3,000	3,406
Spirit Realty LP
4.00%, 07/15/29 (a)	10,000	9,817
Starbucks Corp.
4.00%, 11/15/28 (a)	6,000	7,047
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	5,000	5,240
4.13%, 09/15/25 (a)	25,000	25,490
Stryker Corp.
1.95%, 06/15/30 (a)	11,000	11,071
2.90%, 06/15/50 (a)	5,000	5,008
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22 (a)	11,000	11,456
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,089
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	5,000	4,827
Sysco Corp.
3.25%, 07/15/27 (a)	4,000	4,232
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(h)	7,000	7,629
3.75%, 04/15/27 (a)(h)	13,000	14,412
3.88%, 04/15/30 (a)(h)	2,000	2,226
Tampa Electric Co.
4.35%, 05/15/44 (a)	13,000	15,329
Target Corp.
2.50%, 04/15/26 (a)	5,000	5,488
Teck Resources Ltd.
3.90%, 07/15/30 (h)	10,000	10,028
5.40%, 02/01/43 (a)	4,000	3,971
Texas Instruments Inc.
3.88%, 03/15/39 (a)	6,000	7,438
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,725
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	11,000	11,385
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	6,000	5,910
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	8,000	7,541
The Boeing Co.
2.70%, 02/01/27 (a)	10,000	9,746
2.95%, 02/01/30 (a)	4,000	3,915

	Principal Amount ($) or Shares	Fair Value $
3.25%, 03/01/28 (a)	3,000	2,959
3.75%, 02/01/50 (a)	4,000	3,591
4.88%, 05/01/25 (a)	10,000	10,901
5.04%, 05/01/27 (a)	24,000	26,470
5.15%, 05/01/30	22,000	24,514
5.81%, 05/01/50	10,000	11,837
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(h)	14,000	17,028
The Clorox Co.
1.80%, 05/15/30 (a)	10,000	10,118
The Coca-Cola Co.
1.65%, 06/01/30 (a)	6,000	6,112
2.60%, 06/01/50 (a)	11,000	11,101
2.75%, 06/01/60 (a)	11,000	11,093
The Dow Chemical Co.
4.25%, 10/01/34 (a)	5,000	5,581
5.55%, 11/30/48 (a)	4,000	5,215
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	5,000	5,364
3.13%, 12/01/49 (a)	5,000	5,449
The George Washington University
4.13%, 09/15/48 (a)	8,000	9,785
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	5,000	5,243
3.50%, 04/01/25 - 11/16/26 (a)	17,000	18,663
3.85%, 01/26/27 (a)	21,000	23,601
4.25%, 10/21/25 (a)	2,000	2,250
5.15%, 05/22/45 (a)	5,000	6,515
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(b)	7,000	7,180
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	11,000	11,401
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	4,000	4,519
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	6,000	6,936
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	6,000	6,957
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	15,000	15,911
The Hartford Financial Services Group Inc. (2.52% fixed rate until 06/29/20; 2.13% + 3 month USD LIBOR)
2.52%, 02/12/47 (a)(b)(h)	10,000	7,816

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,199
3.35%, 04/15/50 (a)	5,000	5,759
3.50%, 09/15/56 (a)	7,000	8,117
3.90%, 12/06/28 (a)	6,000	7,193
4.50%, 12/06/48 (a)	4,000	5,348
The Interpublic Group of Companies Inc.
3.75%, 10/01/21 (a)	10,000	10,362
The Kroger Co.
2.20%, 05/01/30 (a)	6,000	6,235
2.95%, 11/01/21 (a)	7,000	7,200
4.65%, 01/15/48 (a)	4,000	4,989
The Mosaic Co.
5.63%, 11/15/43 (a)	3,000	3,228
The Procter & Gamble Co.
2.45%, 03/25/25 (a)	3,000	3,256
The Southern Co.
4.40%, 07/01/46 (a)	4,000	4,775
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	10,000	11,215
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	4,000	3,946
The Walt Disney Co.
2.65%, 01/13/31 (a)	10,000	10,630
3.38%, 11/15/26 (a)	5,000	5,618
3.60%, 01/13/51 (a)	5,000	5,550
4.75%, 11/15/46 (a)	4,000	5,061
6.65%, 11/15/37 (a)	8,000	11,924
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,209
4.85%, 03/01/48 (a)	7,000	7,642
5.40%, 03/04/44 (a)	4,000	4,424
Time Warner Cable LLC
4.50%, 09/15/42 (a)	3,000	3,200
6.55%, 05/01/37 (a)	5,000	6,543
TJX Companies Inc.
4.50%, 04/15/50 (a)	3,000	3,865
Total Capital International S.A.
3.46%, 02/19/29 (a)	7,000	7,919
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,708
3.80%, 03/21/29 (a)	6,000	6,777
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	8,000	9,146
4.88%, 01/15/26 (a)	3,000	3,530
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	11,000	10,829
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	6,000	6,659

	Principal Amount ($) or Shares	Fair Value $
Trinity Health Corp.
3.43%, 12/01/48 (a)	2,000	2,089
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%, 08/02/22 (a)(b)	6,000	6,174
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	17,000	15,671
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	6,000	7,235
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	5,000	5,451
Tyson Foods Inc.
4.00%, 03/01/26 (a)	7,000	8,010
4.55%, 06/02/47 (a)	2,000	2,400
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%, 12/29/49 (a)(b)	26,000	25,229
UDR Inc.
3.00%, 08/15/31 (a)	5,000	5,333
Union Pacific Corp.
3.50%, 06/08/23 (a)	8,000	8,686
3.60%, 09/15/37 (a)	3,000	3,339
4.10%, 09/15/67 (a)	5,000	5,982
4.30%, 03/01/49 (a)	5,000	6,383
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	10,000	10,468
4.45%, 12/15/48 (a)	6,000	7,918
4.75%, 07/15/45 (a)	8,000	10,709
Unum Group
4.50%, 03/15/25 (a)	2,000	2,150
Vale S.A.
5.63%, 09/11/42 (a)	5,000	5,772
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,396
4.00%, 04/01/29 (a)	2,000	2,230
Ventas Realty LP
3.25%, 10/15/26 (a)	10,000	10,245
Verizon Communications Inc.
3.00%, 03/22/27	20,000	22,171
4.33%, 09/21/28 (a)	7,000	8,440
4.40%, 11/01/34 (a)	7,000	8,679
4.52%, 09/15/48 (a)	6,000	7,931
4.67%, 03/15/55 (a)	3,000	4,084
4.86%, 08/21/46 (a)	2,000	2,712
5.25%, 03/16/37 (a)	5,000	6,793
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,230
3.45%, 10/04/26 (a)	7,000	7,351
3.70%, 06/01/28 (a)	4,000	4,347

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

4.38%, 03/15/43 (a)	5,000	5,161
5.25%, 04/01/44 (a)	3,000	3,354
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	7,000	8,348
Visa Inc.
2.05%, 04/15/30 (a)	5,000	5,244
2.70%, 04/15/40 (a)	8,000	8,584
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(h)	9,000	9,309
Vodafone Group PLC
4.38%, 05/30/28 (a)	8,000	9,508
5.25%, 05/30/48 (a)	4,000	5,188
Vornado Realty LP
3.50%, 01/15/25 (a)	4,000	3,953
Vulcan Materials Co.
3.90%, 04/01/27 (a)	4,000	4,386
Walmart Inc.
3.63%, 12/15/47 (a)	6,000	7,357
3.70%, 06/26/28 (a)	7,000	8,271
3.95%, 06/28/38 (a)	3,000	3,806
4.05%, 06/29/48 (a)	7,000	9,186
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	10,000	11,154
Wells Fargo & Co.
4.15%, 01/24/29 (a)	8,000	9,389
4.75%, 12/07/46 (a)	2,000	2,563
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	5,000	5,077
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	10,000	10,340
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	10,000	10,332
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(b)	3,000	3,203
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	10,000	10,437
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	26,000	28,153
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	9,000	9,342

	Principal Amount ($) or Shares	Fair Value $
Western Midstream Operating LP
5.38%, 06/01/21 (a)	10,000	10,000
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	12,000	12,203
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	7,000	7,714
Willis North America Inc.
3.60%, 05/15/24 (a)	6,000	6,495
3.88%, 09/15/49	6,000	6,629
WPP Finance 2010
3.75%, 09/19/24 (a)	10,000	10,778
WRKCo Inc.
3.00%, 09/15/24 (a)	4,000	4,242
Xcel Energy Inc.
3.40%, 06/01/30 (a)	5,000	5,699
Xilinx Inc.
2.95%, 06/01/24 (a)	5,000	5,371
Xylem Inc.
1.95%, 01/30/28	5,000	5,052
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,311
3.90%, 08/20/28 (a)	6,000	7,074

		5,991,555

Non-Agency Collateralized Mortgage Obligations - 5.2%,
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%, 07/15/49 (a)(b)	23,000	22,080
BANK 2019-BNK17
4.67%, 04/15/52 (a)(b)	10,000	9,412
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	37,109
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	68,401
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	98,000	107,832
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	31,273	33,828
Citigroup Commercial Mortgage Trust 2018-C5
4.51%, 06/10/51 (a)(b)	21,000	22,567
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	25,000	26,884
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	33,000	35,050

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	63,977	71,016
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	25,000	27,779
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	113,697
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	61,797
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%, 07/15/45 (a)(b)	15,000	15,737
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (a)(b)	20,000	17,100
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	740	2
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%, 03/15/48 (a)(b)(d)	351,588	11,463
Morgan Stanley Capital I Trust 2006-IQ11
6.05%, 10/15/42 (a)(b)	26,701	26,106
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (a)(b)	17,000	17,021
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	15,000	12,317
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	26,533
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	58,000	61,871

		825,602

Sovereign Bonds - 0.4%,
Government of Mexico
4.00%, 10/02/23 (a)	12,000	12,776
4.75%, 03/08/44 (a)	20,000	20,975
Government of Peru
5.63%, 11/18/50 (a)	11,000	17,372
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	18,134

		69,257

	Principal Amount ($) or Shares	Fair Value $

Municipal Bonds and Notes - 0.6%,
American Municipal Power Inc.
6.27%, 02/15/50 (a)	15,000	21,009
Port Authority of New York & New Jersey
4.46%, 10/01/62 (a)	25,000	33,188
State of California
4.60%, 04/01/38 (a)	15,000	17,529
State of Illinois 5.10%06/01/33 (a)	10,000	10,144
The University of Texas System 3.35% 08/15/47 (a)	10,000	11,704

		93,574

Total Bonds and Notes (Cost $13,525,733)		14,581,658

Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85, 3.09% + 3 month USD LIBOR (Cost $23,300) (a)(b)	932	23,076

Total Investments in Securities (Cost $13,549,033)		14,604,734

Short-Term Investments - 10.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $1,643,960) (a)(g)(i)	1,643,960	1,643,960

Total Investments (Cost $15,192,993)		16,248,694

Liabilities in Excess of Other Assets, net - (1.2)%		(190,393)

NET ASSETS - 100.0%		16,058,301

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$619	1.00%/Quarterly	12/20/24	$7,159	$(9,158)	$16,317
Markit CDX North America High Yield Index	Intercontinental Exchange	823	5.00%/Quarterly	06/20/25	(5,994)	(46,018)	40,024

							$56,341

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$634	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(24,692)	$—	$(24,692)

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2020	1	$217,366	$218,156	$858
2 Yr. U.S. Treasury Notes Futures	September 2020	8	1,766,125	1,766,625	500
5 Yr. U.S. Treasury Notes Futures	September 2020	3	375,459	377,226	1,767
10 Yr. U.S. Treasury Notes Futures	September 2020	2	277,425	278,344	919

					$4,044

The Fund had the following short futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2020	1	$(172,998)	$(178,562)	$(5,564)
10 Yr. U.S. Treasury Ultra Futures	September 2020	5	(783,741)	(787,422)	(3,681)

					$(9,245)

					$(5,201)

During the period ended June 30, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$4,690	$—	$—	$4,142,195	$1,290,839	$1,377,111	$1,226,544

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)

Variable Rate Security—Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Coupon amount represents effective yield.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to $930,189 or 5.79% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	U.S. Treasuries	$—	$2,333,432	$—	$2,333,432
	Agency Mortgage Backed	—	4,425,123	—	4,425,123
	Agency Collateralized Mortgage Obligations	—	290,895	—	290,895
	Asset Backed	—	552,220	—	552,220
	Corporate Notes	—	5,991,555	—	5,991,555
	Non-Agency Collateralized Mortgage Obligations	—	825,602	—	825,602
	Sovereign Bonds	—	69,257	—	69,257
	Municipal Bonds and Notes	—	93,574	—	93,574
	Preferred Stock	23,076	—	—	23,076
	Short-Term Investments	1,643,960	—	—	1,643,960

Total Investments in Securities		$1,667,036	$14,581,658	$—	$16,248,694

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
Other Financial Instruments
	Credit Default Swap Contracts — Unrealized Appreciation	$—	$56,341	$—	$56,341
	Interest Rate Swap Contracts — Unrealized Depreciation	—	(24,692)	—	(24,692)
	Long Futures Contracts — Unrealized Appreciation	4,044	—	—	4,044
	Short Futures Contracts — Unrealized Depreciation	(9,245)	—	—	(9,245)

Total Other Financial Instruments		$(5,201)	$31,649	$—	$26,448

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,365,049	$2,365,049	$9,316,677	$10,037,766	$—	$—	1,643,960	$1,643,960	$8,825

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	1/3/95

Net asset value, beginning of period	$12.00		$11.07	$11.49	$11.37	$11.25	$11.56

Income/(loss) from investment operations:
Net investment income	0.03	(a)	0.24 (a)	0.25 (a)	0.19 (a)	0.24	0.25
Net realized and unrealized gains/(losses) on investments	0.52		0.71	(0.41)	0.18	0.09	(0.30)

Total income/(loss) from investment operations	0.55		0.95	(0.16)	0.37	0.33	(0.05)

Less distributions from:
Net investment income	—		0.02	0.26	0.25	0.21	0.26

Total distributions	—		0.02	0.26	0.25	0.21	0.26

Net asset value, end of period	$12.55		$12.00	$11.07	$11.49	$11.37	$11.25

Total Return(b)	4.67%		8.62%	(1.42)%	3.25%	2.98%	(0.42)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,058		$17,112	$18,685	$21,847	$25,582	$28,375

Ratios to average net assets:
Net expenses	1.12	%**	1.06%	1.00%	1.36%	1.15%	1.06	%(c)
Gross expenses	1.13	%**	1.06%	1.00%	1.36%	1.15%	1.11%
Net investment income	0.51	%**	2.05%	2.25%	1.62%	1.98%	2.06%
Portfolio turnover rate	79	%(d)	90%	182%	255%	220%	241%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	The portfolio turnover calculated for the period ended 6/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 199%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	21

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $13,549,033)	$14,604,734
Short-term affiliated investments, at fair value	1,643,960
Cash collateral on deposit with broker for future contracts	5,439
Cash collateral on deposit with broker for swap contracts	14,523
Receivable for investments sold	422,633
Income receivables	83,092
Receivable for fund shares sold	136
Income receivable from affiliated investments	185
Receivable for accumulated variation margin on swap contracts	14,921

Total assets	16,789,623

Liabilities
Due to custodian	6,408
Payable for investments purchased	649,474
Payable for fund shares redeemed	1,079
Payable for accumulated variation margin on swap contracts	26,611
Payable for accumulated variation margin on futures contracts	5,198
Payable to the Adviser	6,472
Payable for custody, fund accounting and sub-administration fees	7,752
Accrued other expenses	28,328

Total liabilities	731,322

Net Assets	$16,058,301

Net Assets Consist of:
Capital paid in	$14,529,402
Total distributable earnings (loss)	1,528,899

Net Assets	$16,058,301

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,279,149
Net asset value per share	$12.55

The accompanying Notes are an integral part of these financial statements.

22	Statement of Assets and Liabilities

State Street Income V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$682
Interest	124,437
Income from affiliated investments	8,825

Total income	133,944

Expenses
Advisory and administration fees	40,897
Directors’ fees	9,031
Custody, fund accounting and sub-administration fees	16,036
Professional fees	17,956
Printing and shareholder reports	7,538
Other expenses	1,312

Total expenses before waivers	92,770

Less: Fees waived by the adviser	(818)

Net expenses	91,952

Net investment income	$41,992

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$494,264
Futures	(46,585)
Swap contracts	(194,743)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	414,188
Futures	(19,503)
Swap contracts	53,612

Net realized and unrealized gain (loss) on investments	701,233

Net Increase in Net Assets Resulting from Operations	$743,225

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	23

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$41,992	$367,830
Net realized gain (loss) on investments, futures, written options and swap contracts	252,936	452,007
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	448,297	672,170

Net increase (decrease) from operations	743,225	1,492,007

Distributions to shareholders:
Total distributions	—	(34,589)

Increase (decrease) in assets from operations and distributions	743,225	1,457,418

Share transactions:
Proceeds from sale of shares	391,627	215,396
Value of distributions reinvested	—	34,589
Cost of shares redeemed	(2,188,242)	(3,281,191)

Net increase (decrease) from share transactions	(1,796,615)	(3,031,206)

Total increase (decrease) in net assets	(1,053,390)	(1,573,788)

Net Assets
Beginning of period	17,111,691	18,685,479

End of period	$16,058,301	$17,111,691

Changes in Fund Shares
Shares sold	32,430	18,533
Issued for distributions reinvested	—	2,880
Shares redeemed	(179,807)	(283,071)

Net decrease in fund shares	(147,377)	(261,658)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

24	Statements of Changes in Net Assets

State Street Income V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

Notes to Financial Statements	25

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

26	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period ended June 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA

Notes to Financial Statements	27

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2020, the Fund purchased options in order to manage interest rate risk.

Credit Default Swaps  During the period ended June 30, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2020, the Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$—	$—	$14,921	$—	$—	$14,921

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(5,198)	$—	$—	$—	$—	$(5,198)
Swap Contracts	(26,611)	—	—	—	—	(26,611)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(46,585)	$—	$—	$—	$—	$(46,585)
Swap Contracts	(56,358)	—	(138,385)	—	—	(194,743)
Purchased Option Contracts(a)	11,281	—	—	—	—	11,281

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(19,503)	$—	$—	$—	$—	$(19,503)
Swap Contracts	19,809	—	33,803	—	—	53,612

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2021 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2021 except with approval of the Board.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

U.S. Government Securities
Purchases	Sales
$8,281,551	$8,590,059

Non-U.S. Government Securities
Purchases	Sales
$3,379,018	$1,892,398

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$15,218,897	$1,107,236	$50,991	$1,056,245

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	33

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

34	Other Information

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

Other Information	35

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and

36	Other Information

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compares favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund,

Other Information	37

State Street Income V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

38	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street Real Estate Securities V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Real Estate Securities V.I.S. Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $44,302 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Equinix Inc.	8.01%

Prologis Inc.	7.13%

Invitation Homes Inc.	4.68%

Digital Realty Trust Inc.	4.17%

Healthpeak Properties Inc.	3.71%

Equity Residential	3.66%

AvalonBay Communities Inc.	2.93%

Ventas Inc.	2.60%

Realty Income Corp.	2.52%

SBA Communications Corp.	2.43%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the beginning of the period January 1, 2020	$1,000.00	$1,000.00
Account Value at the end of the period June 30, 2020	$839.00	$1,019.59
Expenses paid during the period*	$4.85	$5.32

*

Expenses are equal to the Fund’s annualized expense ratio of 1.06% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock (REITs) – 99.2%†
Alternate Housing – 8.6%
American Campus Communities Inc.	8,022	280,449
American Homes 4 Rent, Class A	16,440	442,236
Invitation Homes Inc.	75,240	2,071,357
Sun Communities Inc.	7,599	1,031,033

		3,825,075

Data Center – 13.5%
CyrusOne Inc.	8,190	595,822
Digital Realty Trust Inc.	12,980	1,844,588
Equinix Inc.	5,053	3,548,722

		5,989,132

Diversified – 2.0%
WP Carey Inc.	13,466	910,975

Healthcare – 12.1%
Diversified Healthcare Trust	13,470	59,605
Healthcare Trust of America Inc., Class A	18,848	499,849
Healthpeak Properties Inc.	59,670	1,644,505
Medical Properties Trust Inc.	40,390	759,332
Sabra Health Care REIT Inc.	29,330	423,232
Ventas Inc.	31,490	1,153,164
Welltower Inc.	16,060	831,105

		5,370,792

Hotel – 3.4%
Apple Hospitality REIT Inc.	25,213	243,558
DiamondRock Hospitality Co.	29,129	161,083
Host Hotels & Resorts Inc.	68,090	734,691
Ryman Hospitality Properties Inc.	6,880	238,048
Xenia Hotels & Resorts Inc.	13,635	127,214

		1,504,594

Industrial – 13.3%
Americold Realty Trust	22,600	820,380
Duke Realty Corp.	18,209	644,417
Prologis Inc.	33,850	3,159,221
Rexford Industrial Realty Inc.	10,929	452,788
STAG Industrial Inc.	28,070	823,012

		5,899,818

Multifamily – 12.1%
Apartment Investment & Management Co., Class A	12,830	482,921
AvalonBay Communities Inc.	8,390	1,297,430
Equity Residential	27,580	1,622,255

	Number of Shares	Fair Value $
Mid-America Apartment Communities Inc.	9,310	1,067,578
UDR Inc.	25,040	935,995

		5,406,179

Net Lease – 6.0%
Realty Income Corp.	18,770	1,116,815
STORE Capital Corp.	23,190	552,154
VEREIT Inc.	155,718	1,001,267

		2,670,236

Office – 9.3%
Boston Properties Inc.	10,830	978,816
Columbia Property Trust Inc.	22,123	290,696
Cousins Properties Inc.	20,490	611,217
Douglas Emmett Inc.	10,752	329,656
Empire State Realty Trust Inc., Class A	40,698	284,886
JBG SMITH Properties	29,409	869,624
Kilroy Realty Corp.	8,710	511,277
SL Green Realty Corp.	5,210	256,801

		4,132,973

Regional Malls – 1.0%
Simon Property Group Inc.	6,370	435,581

Self Storage – 5.6%
CubeSmart	34,360	927,376
Extra Space Storage Inc.	7,760	716,791
Life Storage Inc.	5,668	538,177
Public Storage	1,630	312,781

		2,495,125

Shopping Centers – 5.3%
Brixmor Property Group Inc.	39,510	506,518
Regency Centers Corp.	7,300	334,997
Retail Opportunity Investments Corp.	41,642	471,804
Retail Properties of America Inc., Class A	89,370	654,188
Urban Edge Properties	34,680	411,652

		2,379,159

Specialty – 7.0%
American Tower Corp.	4,090	1,057,428
Gaming and Leisure Properties Inc.	9,180	317,628
Iron Mountain Inc.	24,573	641,355
SBA Communications Corp.	3,617	1,077,577

		3,093,988

Total Common Stock (REITs) (Cost $43,011,310)		44,113,627

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund -Class G Shares 0.16% (Cost $188,151) (a,b)	188,151	188,151

Total Investments (Cost $43,199,461)		44,301,778

Other Assets and Liabilities, net - 0.4%		176,266

NET ASSETS - 100.0%		$44,478,044

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
	Investments in Securities
	Common Stock	$44,113,627	$—	$—	$44,113,627
	Short-Term Investments	188,151	—	—	188,151

	Total Investments in Securities	$44,301,778	$—	$—	$44,301,778

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	417,366	$417,366	$4,998,135	$5,227,350	$—	$—	188,151	$188,151	$770

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	5/1/95

Net asset value, beginning of period	$12.92		$11.14	$12.32	$12.37	$13.30	$14.74

Income/(loss) from investment operations:
Net investment income	0.15	(a)	0.25 (a)	0.25 (a)	0.15 (a)	0.31	0.29
Net realized and unrealized gains/(losses) on investments	(2.23)		2.65	(0.95)	0.57	0.71	0.41

Total income/(loss) from investment operations	(2.08)		2.90	(0.70)	0.72	1.02	0.70

Less distributions from:
Net investment income	—		0.19	0.28	0.22	0.35	0.28
Net realized gains	—		0.93	0.16	0.55	1.60	1.86
Return of capital	—		—	0.04	—	—	—

Total distributions	—		1.12	0.48	0.77	1.95	2.14

Net asset value, end of period	$10.84		$12.92	$11.14	$12.32	$12.37	$13.30

Total Return(b)	(16.10)%		26.15%	(5.71)%	5.84%	8.00%	4.56%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$44,478		$55,266	$50,360	$61,685	$72,483	$78,912

Ratios to average net assets:
Net expenses	1.06	%**	1.04%	1.05%	1.01%	0.97%	0.95%
Gross expenses	1.06	%**	1.04%	1.05%	1.01%	0.97%	0.95%
Net investment income	2.59	%**	1.91%	2.11%	1.16%	1.95%	1.80%
Portfolio turnover rate	68%		72%	59%	73%	67%	57%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	5

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $43,011,310)	$44,113,627
Short-term affiliated investments, at fair value	188,151
Cash	1,178
Receivable for investments sold	445,213
Income receivables	167,563
Income receivable from affiliated investments	23

Total assets	44,915,755

Liabilities
Payable for investments purchased	325,769
Payable for fund shares redeemed	44,374
Payable to the Adviser	31,819
Payable for custody, fund accounting and sub-administration fees	4,100
Accrued other expenses	31,649

Total liabilities	437,711

Net Assets	$44,478,044

Net Assets Consist of:
Capital paid in	$44,821,961
Total distributable earnings (loss)	(343,917)

Net Assets	$44,478,044

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,101,762
Net asset value per share	$10.84

The accompanying Notes are an integral part of these financial statements.

6	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$855,101
Income from affiliated investments	770

Total income	855,871

Expenses
Advisory and administration fees	199,469
Directors’ fees	9,220
Custody, fund accounting and sub-administration fees	11,258
Professional fees	16,595
Printing and shareholder reports	10,495
Other expenses	1,202

Total Expenses	248,239

Net investment income	$607,632

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(2,612,246)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(5,967,139)

Net realized and unrealized gain (loss) on investments	(8,579,385)

Net Decrease in Net Assets Resulting from Operations	$(7,971,753)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	7

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$607,632	$1,059,869
Net realized gain (loss) on investments	(2,612,246)	4,952,822
Net increase (decrease) in unrealized appreciation/depreciation on investments	(5,967,139)	6,699,615

Net increase (decrease) from operations	(7,971,753)	12,712,306

Distributions to shareholders:
Total distributions	—	(4,417,061)

Increase (decrease) in assets from operations and distributions	(7,971,753)	8,295,245

Share transactions:
Proceeds from sale of shares	2,373,819	1,937,025
Value of distributions reinvested	—	4,417,061
Cost of shares redeemed	(5,189,894)	(9,743,533)

Net increase (decrease) from share transactions	(2,816,075)	(3,389,447)

Total increase (decrease) in net assets	(10,787,828)	4,905,798

Net Assets
Beginning of period	55,265,872	50,360,074

End of period	$44,478,044	$55,265,872

Changes in Fund Shares
Shares sold	256,241	147,090
Issued for distributions reinvested	—	345,083
Shares redeemed	(433,400)	(734,446)

Net decrease in fund shares	(177,159)	(242,273)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

8	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

Notes to Financial Statements	9

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts

10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the Adviser’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$31,868,074	$33,908,583

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$43,546,167	$4,853,620	$4,098,009	$755,611

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2020.

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

9.	Risks

Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

14	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory and Sub-advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Agreements. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

Other Information	15

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;

•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and

•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

16	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.

Other Information	17

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe and below its Lipper Index for the 1-year period and above the median of its Performance Universe and above its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained

18	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund compares favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser and the Sub-Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.

Other Information	19

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the respective Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

20	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2020

State Street Total Return V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Total Return V.I.S Fund

Semi-Annual Report

June 30, 2020 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Fund Information — June 30, 2020 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,689,152 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	1.53%

Johnson & Johnson	0.98%

Berkshire Hathaway Inc., Class B	0.92%

Accenture PLC, Class A	0.83%

Danaher Corp.	0.82%

Microsoft Corp.	0.79%

Costco Wholesale Corp.	0.74%

AT&T Inc.	0.71%

Honeywell International Inc.	0.67%

The Procter & Gamble Co.	0.62%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund—Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
Account Value at the End of the Period June 30, 2020	$927.10	$1,021.90
Expenses Paid During the Period*	$2.87	$3.02

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
Account Value at the End of the Period June 30, 2020	$926.20	$1,020.64
Expenses Paid During the Period*	$4.07	$4.27

*

Expenses are equal to the Fund’s annualized expense ratio of 0.60% for Investment Class shares and 0.85% for Service Class shares (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — June 30, 2020 (Unaudited)

	Principal Amount $ or Shares	Fair Value $

Equity Securities - 53.7%†
Communication Services - 3.9%
AT&T Inc.	397,646	12,020,839
KDDI Corp.	173,562	5,182,914
Nippon Telegraph & Telephone Corp.	250,917	5,851,102
T-Mobile US Inc. (a)	85,005	8,853,271
Other Securities		33,146,610

		65,054,736

Consumer Discretionary - 6.8%
Amazon.com Inc. (a)	2,608	7,195,003
FF Group (a)(b)	1,860	1,003
General Motors Co.	178,831	4,524,424
Starbucks Corp.	58,555	4,309,062
Target Corp.	82,606	9,906,938
The TJX Companies Inc.	172,859	8,739,751
Wesfarmers Ltd.	220,988	6,855,067
Other Securities		72,444,824

		113,976,072

Consumer Staples - 4.9%
China Huishan Dairy Holdings Company Ltd. (a)(b)	55,000	—
Costco Wholesale Corp.	41,049	12,446,467
Koninklijke Ahold Delhaize N.V.	214,534	5,845,102
L’Oreal S.A. (a)	18,431	5,946,687
The Kroger Co.	127,807	4,326,267
The Procter & Gamble Co.	87,860	10,505,420
Other Securities		42,674,737

		81,744,680

Energy - 0.8%
Other Securities		13,749,828

Financials - 8.7%
Aflac Inc.	117,309	4,226,643
Allianz SE	30,859	6,303,836
Berkshire Hathaway Inc., Class B (a)	87,234	15,572,141
Calamos Asset Management Inc., Class A (a)(b)	419	—
China Common Rich Renewable Energy Investments Ltd. (a)(b)	64,000	—
Chubb Ltd.	58,930	7,461,717
Muenchener Rueckversicherungs-Gesellschaft AG	27,075	7,047,996
T Rowe Price Group Inc.	37,406	4,619,641
The Allstate Corp.	46,962	4,554,844
Zurich Insurance Group AG	20,522	7,270,799
Other Securities		89,814,128

		146,871,745

	Principal Amount $ or Shares	Fair Value $
Healthcare - 6.4%
Biogen Inc. (a)	26,847	7,182,915
Danaher Corp.	78,235	13,834,295
Humana Inc.	12,301	4,769,713
Johnson & Johnson	116,988	16,452,022
ResMed Inc.	23,695	4,549,440
Roche Holding AG	29,488	10,215,026
Other Securities		51,016,933

		108,020,344

Industrials - 5.8%
Cummins Inc.	24,388	4,225,465
Honeywell International Inc.	78,663	11,373,883
ITOCHU Corp.	262,520	5,685,099
Kone Oyj, Class B	59,853	4,126,740
Other Securities		71,926,563

		97,337,750

Information Technology - 9.5%
Accenture PLC, Class A	65,567	14,078,546
Apple Inc.	70,750	25,809,600
Applied Materials Inc.	151,494	9,157,812
Intel Corp.	134,131	8,025,058
KLA Corp.	25,686	4,995,413
Lam Research Corp.	23,935	7,742,015
Microsoft Corp.	65,885	13,408,256
Shopify Inc., Class A (a)	8,117	7,686,537
Other Securities		69,507,572

		160,410,809

Materials - 2.4%
Air Products & Chemicals Inc.	36,473	8,806,771
Ferroglobe PLC (a)(b)	1,316	—
Linde PLC	38,225	8,107,905
Other Securities		23,502,708

		40,417,384

Real Estate - 1.1%
Other Securities		18,479,163

Utilities - 3.1%
Eversource Energy	55,739	4,641,387
NextEra Energy Inc.	23,150	5,559,935
Xcel Energy Inc.	86,797	5,424,812
Other Securities		35,865,689

		51,491,823

Preferred Stock - 0.3%
Other Securities		5,169,406

Total Equity Securities (Cost $857,652,807)		902,723,740

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount $ or Shares	Fair Value $

Bonds and Notes - 35.1%
U.S. Treasuries - 14.3%
U.S. Treasury Bonds
1.13% 05/15/40	250,000	247,695
1.25% 05/15/50	450,000	432,422
2.00% 02/15/50	950,000	1,088,047
2.25% 08/15/46 - 08/15/49	1,300,000	1,554,891
2.38%11/15/49	850,000	1,049,750
2.50% 02/15/45 - 05/15/46	1,810,000	2,241,010
2.75% 11/15/42 - 11/15/47	1,550,000	2,015,937
2.88% 05/15/43 - 05/15/49	2,600,000	3,456,438
3.00% 05/15/42 - 02/15/49	6,350,000	8,629,743
3.13% 02/15/43 - 05/15/48	1,800,000	2,474,907
3.38% 05/15/44 - 11/15/48	900,000	1,311,328
3.63% 08/15/43 - 02/15/44	1,040,000	1,520,822
3.75% 08/15/41 - 11/15/43	900,000	1,333,469
4.25% 05/15/39 - 11/15/40	600,000	930,469
4.38% 02/15/38 - 05/15/40	1,500,000	2,339,015
4.50% 02/15/36	1,700,000	2,602,328
4.63% 02/15/40	300,000	486,516
5.25% 02/15/29	200,000	278,844
5.50% 08/15/28	200,000	278,844
6.00% 02/15/26	427,000	560,504
6.13% 08/15/29	200,000	298,656
6.38% 08/15/27	200,000	282,688
7.63% 11/15/22 - 02/15/25	500,000	620,227
U.S. Treasury Inflation Indexed Bonds
0.25% 02/15/50	498,740	560,536
0.63% 02/15/43	1,171,191	1,380,048
0.75% 02/15/42 - 02/15/45	2,705,418	3,281,536
0.88% 02/15/47	1,019,866	1,302,092
1.00% 02/15/46 - 02/15/49	2,919,611	3,849,954
1.38% 02/15/44	1,100,350	1,503,139
1.75% 01/15/28	979,288	1,169,468
2.00% 01/15/26	646,035	750,830
2.13% 02/15/40 - 02/15/41	1,529,305	2,275,462
2.38% 01/15/25 - 01/15/27	3,142,310	3,699,269
2.50% 01/15/29	1,194,440	1,532,480
3.38% 04/15/32	577,908	860,801
3.63% 04/15/28	602,509	811,615
3.88% 04/15/29	1,013,974	1,434,619
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/22 - 01/15/30	22,652,830	23,520,993
0.25% 01/15/25 - 07/15/29	6,115,436	6,536,410
0.38% 07/15/23 - 07/15/27	10,785,048	11,503,998
0.50% 04/15/24 - 01/15/28	4,177,450	4,516,233
0.63% 07/15/21 - 01/15/26	11,668,440	12,219,941
0.75% 07/15/28	2,538,751	2,864,667
0.88% 01/15/29	1,929,678	2,202,059
U.S. Treasury Notes
0.13% 05/15/23	1,000,000	998,594
0.25% 04/15/23 - 06/30/25	2,800,000	2,799,266
0.38% 04/30/25	1,000,000	1,004,375
0.50% 03/15/23 - 05/31/27	5,000,000	5,035,390

	Principal Amount $ or Shares	Fair Value $
0.63% 05/15/30	800,000	797,875
1.13% 07/31/21 - 02/28/27	6,500,000	6,683,476
1.25% 10/31/21 - 08/31/24	1,500,000	1,535,234
1.38% 01/31/22 - 08/31/26	4,000,000	4,142,812
1.50% 09/30/21 - 02/15/30	13,100,000	13,567,512
1.63% 08/31/22 - 08/15/29	6,840,000	7,236,336
1.75% 11/30/21 - 11/15/29	7,800,000	8,164,516
1.88% 01/31/22 - 07/31/26	6,700,000	6,951,562
2.00% 10/31/22 - 08/15/25	6,944,000	7,379,453
2.13% 09/30/21 - 05/31/26	7,900,000	8,406,779
2.25% 07/31/21 - 11/15/27	6,590,000	7,261,266
2.38% 01/31/23 - 05/15/29	4,400,000	4,839,749
2.50% 08/15/23 - 01/31/25	3,000,000	3,263,516
2.63% 02/28/23 - 02/15/29	6,500,000	7,178,008
2.75% 09/15/21 - 02/15/28	6,900,000	7,544,681
2.88% 10/15/21 - 08/15/28	8,800,000	9,745,101
3.00% 10/31/25	500,000	570,469
3.13% 11/15/28	1,400,000	1,692,687

		240,609,357

U.S. Government Sponsored Agency - 0.0%*
Tennessee Valley Authority	500,000	627,800

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	72,329
1.56% 04/25/30	40,000	41,734
1.87% 03/25/53	58,333	62,349
2.75% 01/25/26	300,000	327,761
3.18% 11/25/28	297,417	330,116
3.30% 04/25/23 (f)	100,000	106,926
3.39% 03/25/24	200,000	218,487
3.49% 01/25/24	300,000	327,199
3.56% 01/25/29	200,000	236,991
3.78% 08/25/28	193,440	218,409
Federal National Mortgage Assoc.
3.18% 06/25/27 (f)	261,000	295,006
3.50% 07/25/28 (f)	500,000	580,789
3.78% 08/25/30 (f)	200,000	239,747

		3,057,843

Agency Mortgage Backed - 6.6%
Federal Home Loan Banks
1.63% 12/20/21	395,000	403,212
1.88% 07/07/21	925,000	940,836
2.50% 02/13/24	440,000	474,641
3.25% 11/16/28	125,000	148,941
Federal Home Loan Mortgage Corp.
1.13% 08/12/21	637,000	643,676
2.50% 01/01/28 - 02/01/32 (d)	1,630,599	1,711,954
2.50% 07/01/50	1,600,000	1,669,182
2.51% 11/25/22	300,000	312,012

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount $ or Shares	Fair Value $

3.00% 07/01/30 - 02/01/50 (d)	9,914,719	10,508,190
3.50% 03/01/26 - 11/01/49 (d)	7,647,602	8,185,275
4.00% 06/01/42 - 03/01/49 (d)	3,389,250	3,660,326
4.50% 05/01/42 - 03/01/49 (d)	947,650	1,020,654
5.50% 01/01/38 - 04/01/39 (d)	256,087	297,001
6.00% 06/01/37 - 11/01/37 (d)	257,348	307,279
6.25% 07/15/32	250,000	393,212
Federal National Mortgage Assoc.
0.25% 05/22/23	500,000	499,650
1.63% 01/07/25	450,000	473,872
1.75% 07/02/24	225,000	237,586
2.00% 07/01/50	500,000	510,102
2.13% 04/24/26	700,000	762,776
2.25% 04/12/22	425,000	440,491
2.50% 09/01/28 - 11/01/49 (d)	3,114,481	3,260,985
2.50% 06/01/40 - 07/01/50	2,496,104	2,604,405
2.63% 01/11/22	500,000	518,515
3.00% 01/01/28 - 05/01/47 (d)	8,739,233	9,313,494
3.00% 06/01/50	997,024	1,052,083
3.50% 01/01/27 - 09/01/49 (d)	9,196,486	9,798,104
3.50% 06/01/50	324,224	342,491
4.00% 10/01/41 - 12/01/48 (d)	7,725,285	8,365,421
4.50% 01/01/27 - 09/01/49 (d)	3,108,952	3,430,643
5.00% 12/01/39 - 05/01/41 (d)	203,104	231,679
5.50% 12/01/35 - 04/01/38 (d)	921,745	1,077,524
6.00% 03/01/34 - 08/01/37 (d)	1,218,420	1,446,476
6.63% 11/15/30	100,000	154,833
2.00% TBA (e)	425,000	439,662
2.50% TBA (e)	1,050,000	1,096,788
3.00% TBA (e)	3,000,000	3,159,630
3.50% TBA (e)	1,925,000	2,023,008
4.00% TBA (e)	500,000	529,825
4.50% TBA (e)	500,000	537,255
Government National Mortgage Assoc.
2.50% 05/20/45 (d)	194,939	207,434
3.00% 10/15/42 - 12/20/49 (d)	6,154,508	6,552,698
3.00% 06/20/50	1,000,000	1,060,776
3.50% 03/20/45 - 11/20/49 (d)	8,156,467	8,700,466
3.50% 12/20/47	488,692	519,578
4.00% 12/20/40 - 07/20/49 (d)	3,807,072	4,129,394
4.50% 05/20/40 - 01/20/49 (d)	1,685,183	1,857,965
5.00% 08/15/41 (d)	1,005,529	1,148,237
2.50% TBA (e)	1,400,000	1,473,458
3.00% TBA (e)	1,025,000	1,085,741
3.50% TBA (e)	250,000	263,770
4.00% TBA (e)	300,000	318,054

		110,301,260

Asset Backed – 0.1%
Other Securities		1,351,998

Corporate Notes – 12.5%
Aflac Inc.
3.63% 11/15/24	50,000	56,571
Air Products & Chemicals Inc.
1.50% 10/15/25	10,000	10,329

	Principal Amount $ or Shares	Fair Value $
2.05% 05/15/30	10,000	10,490
2.70% 05/15/40	25,000	26,283
2.80% 05/15/50	20,000	21,027
Amazon.com Inc.
0.40% 06/03/23	105,000	105,122
0.80% 06/03/25	135,000	136,118
1.50% 06/03/30	165,000	167,520
2.50% 06/03/50	80,000	81,822
3.15% 08/22/27	100,000	114,213
3.88% 08/22/37	100,000	122,759
4.25% 08/22/57	100,000	133,059
4.80% 12/05/34	150,000	204,477
Apple Inc.
0.75% 05/11/23	200,000	201,792
2.40% 01/13/23 - 05/03/23	550,000	581,051
2.50% 02/09/22	150,000	154,968
2.65% 05/11/50	200,000	209,838
2.75% 01/13/25	50,000	54,325
3.00% 11/13/27	100,000	112,469
3.25% 02/23/26	60,000	67,327
3.75% 11/13/47	50,000	61,246
4.38% 05/13/45	65,000	85,871
4.50% 02/23/36	150,000	199,330
4.65% 02/23/46	585,000	804,305
Applied Materials Inc.
3.90% 10/01/25	160,000	183,806
AT&T Inc.
2.75% 06/01/31	100,000	104,154
3.00% 02/15/22	400,000	416,504
3.40% 05/15/25	100,000	109,746
3.60% 07/15/25	400,000	443,780
3.65% 06/01/51	100,000	104,924
4.10% 02/15/28	106,000	121,073
4.30% 02/15/30	20,000	23,422
4.35% 03/01/29 - 06/15/45	550,000	638,452
4.50% 05/15/35 - 03/09/48	145,000	170,297
4.75% 05/15/46	150,000	176,730
4.85% 03/01/39	450,000	543,523
5.15% 03/15/42	50,000	62,391
5.55% 08/15/41	154,000	199,010
6.10% 07/15/40	150,000	197,734
6.25% 03/29/41	100,000	135,741
Biogen Inc.
2.25% 05/01/30	235,000	237,576
4.05% 09/15/25	80,000	91,773
5.20% 09/15/45	50,000	64,929
Costco Wholesale Corp.
3.00% 05/18/27	100,000	112,571
Eversource Energy
2.90% 10/01/24	100,000	107,354
3.15% 01/15/25	125,000	135,412
General Motors Co.
5.40% 10/02/23	200,000	216,532
6.80% 10/01/27	55,000	64,072

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount $ or Shares	Fair Value $

Honeywell International Inc.
1.35% 06/01/25	50,000	51,241
2.70% 08/15/29	30,000	33,114
3.35% 12/01/23	50,000	54,554
5.38% 03/01/41	100,000	140,664
Humana Inc.
2.90% 12/15/22	100,000	104,539
Intel Corp.
2.45% 11/15/29	135,000	145,728
2.60% 05/19/26	50,000	54,708
3.10% 02/15/60	35,000	38,735
3.25% 11/15/49	50,000	56,766
3.40% 03/25/25	300,000	336,594
3.75% 03/25/27	100,000	116,755
4.60% 03/25/40	500,000	663,515
4.95% 03/25/60	100,000	147,464
Johnson & Johnson
2.45% 12/05/21 - 03/01/26	175,000	184,919
2.90% 01/15/28	50,000	56,201
3.40% 01/15/38	25,000	29,568
3.50% 01/15/48	30,000	37,224
4.38% 12/05/33	150,000	197,358
KLA Corp.
4.65% 11/01/24	115,000	131,689
Lam Research Corp.
3.80% 03/15/25	115,000	130,051
Microsoft Corp.
1.55% 08/08/21	50,000	50,687
2.40% 02/06/22 - 08/08/26	600,000	648,867
2.53% 06/01/50	212,000	221,093
2.88% 02/06/24	50,000	53,955
3.45% 08/08/36	200,000	240,974
3.50% 02/12/35	65,000	79,114
3.70% 08/08/46	500,000	625,170
4.10% 02/06/37	63,000	81,376
Starbucks Corp.
2.00% 03/12/27	25,000	26,199
2.25% 03/12/30	25,000	25,989
2.55% 11/15/30	250,000	262,502
3.10% 03/01/23	50,000	53,152
3.35% 03/12/50	15,000	15,316
3.50% 03/01/28 - 11/15/50	350,000	372,456
3.75% 12/01/47	35,000	37,531
Target Corp.
2.25% 04/15/25	100,000	106,967
3.38% 04/15/29	50,000	57,668
3.90% 11/15/47	50,000	63,756
4.00% 07/01/42	150,000	188,691
The Allstate Corp.
4.20% 12/15/46	100,000	124,160
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (f)	50,000	51,749

	Principal Amount $ or Shares	Fair Value $
The Kroger Co.
3.85% 08/01/23	150,000	162,903
4.50% 01/15/29	100,000	122,030
5.40% 01/15/49	100,000	139,370
The Procter & Gamble Co.
1.70% 11/03/21	100,000	101,794
2.45% 11/03/26	100,000	109,943
3.55% 03/25/40	100,000	119,916
Xcel Energy Inc.
3.30% 06/01/25	50,000	54,851
4.00% 06/15/28	100,000	116,990
Other Securities		194,462,521

		209,872,895

Non-Agency Collateralized Mortgage Obligations - 0.3%
Other Securities		5,273,823

Sovereign Bonds - 0.9%
Other Securities		15,481,982

Municipal Bonds and Notes - 0.2%
Other Securities		3,619,843

Total Bonds and Notes (Cost $548,481,942)		590,196,801

Exchange Traded Funds - 9.9%
Exchange Traded & Mutual Funds - 9.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,015,389	51,959,134
SPDR Bloomberg Barclays High Yield Bond ETF (h)	967,838	97,906,492
SPDR Dow Jones REIT ETF (h)	200,569	15,650,399

Total Exchange Traded Funds (Cost $184,646,387)		165,516,025

Total Investments in Securities (Cost $1,590,781,136)		1,658,436,566

Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $30,715,049) (d)(h)(i)	30,715,049	30,715,049

Total Investments (Cost $1,621,496,185)		1,689,151,615

Liabilities in Excess of Other Assets, net - (0.5)%		(8,909,387)

NET ASSETS - 100.0%		1,680,242,228

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2020	2	$139,902	$143,760	$3,858
MSCI EAFE Mini Index Futures	September 2020	15	1,321,903	1,333,800	11,897
MSCI Emerging Market Mini Futures	September 2020	63	3,061,564	3,104,955	43,391
S&P 500 E-mini Index Futures	September 2020	20	3,046,074	3,090,200	44,126

					$103,272

During the period ended June 30, 2020, average notional values related to long futures contracts was $7,909,786.

Notes to Summary Schedule of Investments — June 30, 2020 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i)without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(d)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$510,475,584	$250	$—	$510,475,834
	Foreign Equity	75,996,194	316,250,709	1,003	392,247,906
	U.S. Treasuries	—	240,609,357	—	240,609,357
	Agency Mortgage Backed	—	110,301,260	—	110,301,260
	Agency Collateralized Mortgage Obligations	—	3,057,843	—	3,057,843
	Asset Backed	—	1,351,998	—	1,351,998
	Corporate Notes	—	209,872,895	—	209,872,895
	Non-Agency Collateralized Mortgage Obligations	—	5,273,823	—	5,273,823
	Sovereign Bonds	—	15,481,982	—	15,481,982
	Municipal Bonds and Notes	—	3,619,843	—	3,619,843
	U.S. Government Sponsored Agencies	—	627,800	—	627,800
	Exchange Traded & Mutual Funds	165,516,025	—	—	165,516,025
	Short-Term Investments	30,715,049	—	—	30,715,049

	Total Investments in Securities	$782,702,852	$906,447,760	$1,003	$1,689,151,615

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$103,272	$—	$—	$103,272

The Fund was invested in the following countries/territories at June 30, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.47%
Japan	4.15%
Canada	2.54%
United Kingdom	2.53%
Switzerland	2.25%
China	1.80%
France	1.77%
Ireland	1.33%
Germany	1.27%
Australia	1.01%
Taiwan	0.76%
Sweden	0.67%
Netherlands	0.66%
Supranational	0.65%
South Korea	0.56%
India	0.47%
Italy	0.43%
Spain	0.35%
Hong Kong	0.34%
Finland	0.32%
Russian Federation	0.30%
Bermuda	0.28%
Denmark	0.28%
Belgium	0.27%
Brazil	0.26%
Israel	0.25%
Mexico	0.21%
Norway	0.20%
New Zealand	0.18%

Country/Territory	Percentage (based on Fair Value)
Singapore	0.18%
South Africa	0.16%
Malaysia	0.13%
Cayman Islands	0.09%
Thailand	0.09%
Saudi Arabia	0.08%
Indonesia	0.08%
Chile	0.07%
Colombia	0.06%
Turkey	0.06%
Philippines	0.05%
Portugal	0.05%
Panama	0.04%
Puerto Rico	0.04%
Greece	0.04%
Poland	0.04%
Austria	0.03%
Iraq	0.03%
United Arab Emirates	0.03%
Uruguay	0.02%
Peru	0.02%
Qatar	0.01%
Hungary	0.01%
Luxembourg	0.01%
Czech	0.01%
Pakistan	0.01%
Guernsey	0.00%

100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.80%	0.00%	9.80%
Technology Hardware, Storage & Peripherals	1.53%	0.61%	2.14%
Pharmaceuticals	1.04%	1.01%	2.05%
Electric Utilities	1.12%	0.83%	1.95%
Integrated Telecommunication Services	0.72%	1.13%	1.85%
Property & Casualty Insurance	1.47%	0.30%	1.77%
Semiconductor Equipment	1.50%	0.16%	1.66%
IT Consulting & Other Services	0.41%	1.20%	1.61%
Healthcare Equipment	1.34%	0.19%	1.53%
Multi-Line Insurance	0.21%	1.26%	1.47%
Food Retail	0.33%	0.95%	1.28%
Home Building	0.79%	0.46%	1.25%
Wireless Telecommunication Services	0.52%	0.72%	1.24%
Multi-Sector Holdings	0.92%	0.32%	1.24%
Industrial Gases	0.52%	0.57%	1.09%
Semiconductors	0.56%	0.52%	1.08%
Diversified Banks	0.00%	1.00%	1.00%
General Merchandise Stores	0.59%	0.40%	0.99%
Systems Software	0.90%	0.06%	0.96%
Hypermarkets & Super Centers	0.74%	0.18%	0.92%
Biotechnology	0.87%	0.05%	0.92%
Household Products	0.83%	0.07%	0.90%
Packaged Foods & Meats	0.44%	0.40%	0.84%
Industrial Conglomerates	0.73%	0.07%	0.80%
Internet & Direct Marketing Retail	0.46%	0.34%	0.80%
Life & Health Insurance	0.37%	0.41%	0.78%
Trading Companies & Distributors	0.10%	0.64%	0.74%
Healthcare Distributors	0.64%	0.10%	0.74%
Industrial Machinery	0.11%	0.61%	0.72%
Automobile Manufacturers	0.54%	0.16%	0.70%
Construction & Engineering	0.24%	0.42%	0.66%
Reinsurance	0.00%	0.61%	0.61%
Apparel Retail	0.56%	0.05%	0.61%
Multi-Utilities	0.39%	0.18%	0.57%
Data Processing & Outsourced Services	0.56%	0.00%	0.56%
Internet Services & Infrastructure	0.00%	0.46%	0.46%
Tires & Rubber	0.00%	0.44%	0.44%
Personal Products	0.00%	0.44%	0.44%
Asset Management & Custody Banks	0.34%	0.10%	0.44%
Application Software	0.42%	0.00%	0.42%
Oil & Gas Refining & Marketing	0.41%	0.01%	0.42%
Metal & Glass Containers	0.40%	0.00%	0.40%
Auto Parts & Equipment	0.06%	0.32%	0.38%
Financial Exchanges & Data	0.19%	0.18%	0.37%
Regional Banks	0.21%	0.15%	0.36%
Building Products	0.12%	0.24%	0.36%
Interactive Media & Services	0.01%	0.31%	0.32%
Construction Machinery & Heavy Trucks	0.27%	0.05%	0.32%
Restaurants	0.32%	0.00%	0.32%
Gas Utilities	0.12%	0.19%	0.31%
Research & Consulting Services	0.17%	0.14%	0.31%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Environmental & Facilities Services	0.24%	0.07%	0.31%
Managed Healthcare	0.28%	0.01%	0.29%
Trucking	0.29%	0.00%	0.29%
Integrated Oil & Gas	0.00%	0.29%	0.29%
Healthcare Supplies	0.27%	0.00%	0.27%
Casinos & Gaming	0.02%	0.25%	0.27%
Steel	0.07%	0.19%	0.26%
Diversified Support Services	0.25%	0.01%	0.26%
Life Sciences Tools & Services	0.13%	0.12%	0.25%
Health Care REITs	0.24%	0.00%	0.24%
Healthcare Services	0.10%	0.14%	0.24%
Mortgage REITs	0.23%	0.00%	0.23%
Electronic Components	0.01%	0.20%	0.21%
Cable & Satellite	0.15%	0.05%	0.20%
Technology Distributors	0.15%	0.04%	0.19%
Advertising	0.18%	0.00%	0.18%
Automotive Retail	0.15%	0.03%	0.18%
Tobacco	0.03%	0.15%	0.18%
Electronic Manufacturing Services	0.13%	0.04%	0.17%
Air Freight & Logistics	0.16%	0.01%	0.17%
Real Estate Development	0.00%	0.16%	0.16%
Apparel, Accessories & Luxury Goods	0.00%	0.16%	0.16%
Industrial REITs	0.00%	0.15%	0.15%
Diversified Metals & Mining	0.00%	0.15%	0.15%
Railroads	0.14%	0.01%	0.15%
Electronic Equipment & Instruments	0.04%	0.11%	0.15%
Consumer Electronics	0.14%	0.00%	0.14%
Aerospace & Defense	0.14%	0.00%	0.14%
Marine	0.00%	0.13%	0.13%
Independent Power Producers & Energy Traders	0.01%	0.12%	0.13%
Leisure Products	0.02%	0.11%	0.13%
Human Resource & Employment Services	0.05%	0.07%	0.12%
Commodity Chemicals	0.01%	0.11%	0.12%
Thrifts & Mortgage Finance	0.11%	0.00%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Electrical Components & Equipment	0.03%	0.07%	0.10%
Other Diversified Financial Services	0.04%	0.06%	0.10%
Specialized REITs	0.10%	0.00%	0.10%
Specialty Chemicals	0.04%	0.06%	0.10%
Healthcare Facilities	0.09%	0.00%	0.09%
Investment Banking & Brokerage	0.09%	0.00%	0.09%
Diversified REITs	0.06%	0.03%	0.09%
Drug Retail	0.02%	0.07%	0.09%
Specialty Stores	0.05%	0.04%	0.09%
Commercial Printing	0.01%	0.08%	0.09%
Retail REITs	0.03%	0.05%	0.08%
Forest Products	0.00%	0.08%	0.08%
Real Estate Operating Companies	0.00%	0.08%	0.08%
Diversified Real Estate Activities	0.00%	0.08%	0.08%
Office REITs	0.07%	0.00%	0.07%
Home Furnishing Retail	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.05%	0.02%	0.07%
Agricultural Products	0.00%	0.07%	0.07%
Footwear	0.01%	0.05%	0.06%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Renewable Electricity	0.00%	0.06%	0.06%
Oil & Gas Storage & Transportation	0.02%	0.04%	0.06%
Soft Drinks	0.00%	0.06%	0.06%
Home Improvement Retail	0.00%	0.06%	0.06%
Food Distributors	0.04%	0.01%	0.05%
Diversified Chemicals	0.00%	0.05%	0.05%
Computer & Electronics Retail	0.00%	0.04%	0.04%
Broadcasting	0.00%	0.04%	0.04%
Paper Products	0.02%	0.02%	0.04%
Education Services	0.00%	0.04%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Household Appliances	0.00%	0.03%	0.03%
Alternative Carriers	0.00%	0.03%	0.03%
Construction Materials	0.00%	0.03%	0.03%
Water Utilities	0.00%	0.03%	0.03%
Diversified Capital Markets	0.00%	0.02%	0.02%
Airlines	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Communications Equipment	0.01%	0.01%	0.02%
Airport Services	0.02%	0.00%	0.02%
Consumer Finance	0.01%	0.01%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Healthcare Technology	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Hotels, Resorts & Cruise Lines	0.01%	0.00%	0.01%
Brewers	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Security & Alarm Services	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Interactive Home Entertainment	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Oil & Gas Equipment & Services	0.01%	0.00%	0.01%
Department Stores	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Gold	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Movies & Entertainment	0.00%	0.01%	0.01%
Oil & Gas Exploration & Production	0.00%	0.00%	0.00%
Distributors	0.00%	0.00%	0.00%
Leisure Facilities	0.00%	0.00%	0.00%
Oil & Gas Drilling	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Publishing	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			63.24%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
U.S. Treasuries	14.24%
Corporate Notes	12.43%
Agency Mortgage Backed	6.53%
Sovereign Bonds	0.92%
Non-Agency Collateralized Mortgage Obligations	0.31%
Municipal Bonds and Notes	0.21%
Agency Collateralized Mortgage Obligations	0.18%
Asset Backed	0.08%
U.S. Government Sponsored Agencies	0.04%

34.94%

Sector	Percentage (based on Fair Value)
Short-Term Investments	1.82%

1.82%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	$135,101,597	$34,752,813	63,435,103	$(1,643,035)	$(6,869,780)	967,838	$97,906,492	$2,039,113
SPDR Dow Jones REIT ETF	917,656	93,619,265	12,258,377	71,718,138	(13,875,860)	(4,633,245)	200,569	15,650,399	570,552
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	233,056,948	263,244,275	—	—	30,715,049	30,715,049	147,184

TOTAL		$289,623,238	$280,068,138	$398,397,516	$(15,518,895)	$(11,503,025)		$144,271,940	$2,756,849

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Class 1
	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	7/1/85

Net asset value, beginning of period	$15.91		$14.06	$19.94	$18.08	$17.66	$18.81

Income/(loss) from investment operations:
Net investment income	0.14	(a)	0.34 (a)	0.40 (a)	0.36 (a)	0.35	0.31
Net realized and unrealized gains/(losses) on investments	(1.30)		1.88	(1.69)	2.46	0.77	(0.52)

Total income/(loss) from investment operations	(1.16)		2.22	(1.29)	2.82	1.12	(0.21)

Less distributions from:
Net investment income	—		0.37	0.45	0.41	0.35	0.34
Net realized gains	—		—	4.14	0.55	0.35	0.60

Total distributions	—		0.37	4.59	0.96	0.70	0.94

Net asset value, end of period	$14.75		$15.91	$14.06	$19.94	$18.08	$17.66

Total return(b)	(7.29)%		15.81%	(6.34)%	15.58%	6.35%	(1.13)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$676,863		$764,667	$733,417	$856,665	$797,448	$807,584

Ratios to average net assets:
Net expenses	0.60	%**	0.61%	0.62%	0.62%	0.60%	0.61%
Gross expenses	0.60	%**	0.61%	0.62%	0.62%	0.60%	0.61%
Net investment income	1.89	%**	2.24%	2.01%	1.83%	1.85%	1.56%
Portfolio turnover rate	38	%(c)	81%	97%	15%	45%	70%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 6/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnoverwould have been 44%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 3
	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date	—		—	—	—	—	5/1/06

Net asset value, beginning of period	$15.86		$14.01	$19.88	$18.03	$17.61	$18.75

Income/(loss) from investment operations:
Net investment income	0.12	(a)	0.30 (a)	0.35 (a)	0.31 (a)	0.30	0.27
Net realized and unrealized gains/(losses) on investments	(1.29)		1.88	(1.69)	2.44	0.77	(0.51)

Total income/(loss) from investment operations	(1.17)		2.18	(1.34)	2.75	1.07	(0.24)

Less distributions from:
Net investment income	—		0.33	0.39	0.35	0.30	0.30
Net realized gains	—		—	4.14	0.55	0.35	0.60

Total distributions	—		0.33	4.53	0.90	0.65	0.90

Net asset value, end of period	$14.69		$15.86	$14.01	$19.88	$18.03	$17.61

Total return(b)	(7.38)%		15.57%	(6.61)%	15.26%	6.08%	(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,003,379		$1,156,437	$1,165,809	$1,464,061	$1,508,428	$1,633,723

Ratios to average net assets:
Net expenses	0.85	%**	0.86%	0.87%	0.87%	0.85%	0.86%
Gross expenses	0.85	%**	0.86%	0.87%	0.87%	0.85%	0.86%
Net investment income	1.64	%**	1.99%	1.76%	1.59%	1.60%	1.31%
Portfolio turnover rate	38	%(c)	81%	97%	15%	45%	70%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 6/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnoverwould have been 44%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $1,472,448,770)	$1,544,879,675
Investments in affiliated securities, at fair value (cost $118,332,366)	113,556,891
Short-term affiliated investments, at fair value	30,715,049
Cash	47,998
Net cash collateral on deposit with broker for future contracts	772,668
Foreign currency (cost $1,511,808)	1,505,277
Receivable for investments sold	97,913,187
Income receivables	6,096,466
Receivable for fund shares sold	26,409
Income receivable from affiliated investments	4,126
Receivable for accumulated variation margin on futures contracts	103,533

Total assets	1,795,621,279

Liabilities
Payable for investments purchased	113,004,375
Payable for fund shares redeemed	605,275
Payable to the Adviser	484,785
Payable for custody, fund accounting and sub-administration fees	112,327
Accrued other expenses	151,939
Distribution and service fees	1,020,350

Total liabilities	115,379,051

Net Assets	$1,680,242,228

Net Assets Consist of:
Capital paid in	$1,693,029,081
Total distributable earnings (loss)	(12,786,853)

Net Assets	$1,680,242,228

Class 1
Net Assets	$676,863,242
Shares outstanding ($0.01 par value, unlimited shares authorized)	45,878,230
Net asset value, offering and redemption price per share	$14.75

Class 3
Net Assets	$1,003,378,986
Shares outstanding ($0.01 par value, unlimited shares authorized)	68,314,747
Net asset value per share	$14.69

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	15

State Street Total Return V.I.S. Fund

Statement of Operations — For the period ended June 30, 2020 (Unaudited)

Investment Income
Income
Dividend	$13,538,904
Interest	5,461,470
Income from affiliated investments	2,756,849
Less: Foreign taxes withheld	(488,737)

Total income	21,268,486

Expenses
Advisory and administration fees	2,987,112
Distribution and service fees
Class 1	684,201
Class 3	2,301,119
Directors’ fees	17,672
Custody, fund accounting and sub-administration fees	266,698
Professional fees	66,267
Other expenses	84,796

Total Expenses	6,407,865

Net investment income	$14,860,621

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(60,368,235)*
Affiliated investments	(15,518,895)
Futures	(900,950)
Foreign currency transactions	(199,178)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(66,965,427)**
Affiliated investments	(11,503,025)
Futures	(177,387)
Foreign currency translations	(14,901)

Net realized and unrealized gain (loss) on investments	(155,647,998)

Net Decrease in Net Assets Resulting from Operations	$(140,787,377)

*	Includes $309 of net realized gains from foreign capital tax gain.

The accompanying Notes are an integral part of these financial statements.

16	Statement of Operations

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020*	Year Ended December 31, 2019

Increase (Decrease) in Net Assets

Operations:
Net investment income	$14,860,621	$40,578,804
Net realized gain (loss) on investments, futures and foreign currency related transactions	(76,987,258)	5,720,067
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	(78,660,740)	235,897,549

Net increase (decrease) from operations	(140,787,377)	282,196,420

Distributions to shareholders:
Total distributions
Class 1	—	(17,548,395)
Class 3	—	(23,703,106)

Total distributions	—	(41,251,501)

Increase (decrease) in assets from operations and distributions	(140,787,377)	240,944,919

Share transactions:
Proceeds from sale of shares
Class 1	1,984,470	10,132,130
Class 3	13,258,550	13,995,283
Value of distributions reinvested
Class 1	—	17,548,395
Class 3	—	23,703,106
Cost of shares redeemed
Class 1	(34,060,485)	(90,189,216)
Class 3	(81,256,920)	(194,257,291)

Net increase (decrease) from share transactions	(100,074,385)	(219,067,593)

Total increase (decrease) in net assets	(240,861,762)	21,877,326

Net Assets
Beginning of period	1,921,103,990	1,899,226,664

End of period	$1,680,242,228	$1,921,103,990

Changes in Fund Shares
Class 1
Shares sold	135,404	659,598
Issued for distributions reinvested	—	1,101,594
Shares redeemed	(2,321,431)	(5,867,922)

Net increase (decrease) in fund shares	(2,186,027)	(4,106,730)

Class 3
Shares sold	935,743	912,764
Issued for distributions reinvested	—	1,492,639
Shares redeemed	(5,545,858)	(12,678,384)

Net decrease in fund shares	(4,610,115)	(10,272,981)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	17

State Street Total Return V.I.S. Fund

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

18	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Summary Schedule of Investments.

Notes to Financial Statements	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period ended June 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$103,533	$—	$103,533

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(900,950)	$—	$(900,950)

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(177,387)	$—	$(177,387)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Summary Schedule of Investments.

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

U.S. Government Securities
Purchases	Sales

$108,714,211	$144,229,055

Non-U.S. Government Securities
Purchases	Sales
$536,484,748	$553,852,609

8.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,626,761,018	$146,553,051	$84,059,182	$62,493,869

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

The Fund had no outstanding loans as of June 30, 2020.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the value of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	25

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 7, 2020 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement,, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Company determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

26	Other Information

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

Other Information	27

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2020, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial

28	Other Information

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 10-year periods and above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods, above the median of its Performance Universe for the 5-year period and equal to the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare

Other Information	29

State Street Total Return V.I.S. Fund

Other Information — June 30, 2020 (Unaudited), continued

favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increases. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

30	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the State Street Variable Insurance Series Funds, Inc. (the “Company” or “Registrant”).

Item 6. Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund

Schedule of Investments	June 30, 2020 (Unaudited)

State Street Total Return V.I.S. Fund

	Number of Shares	Fair Value
Domestic Equity – 30.4% †
Common Stock – 30.4%
Advertising – 0.2%
Cardlytics Inc.	5,203	$364,106	(a)
National CineMedia Inc.	22,657	67,291
Omnicom Group Inc.	35,101	1,916,515
The Interpublic Group of Companies Inc.	41,599	713,839
		3,061,751
Aerospace & Defense – 0.1%
National Presto Industries Inc.	1,647	143,931
Park Aerospace Corp.	6,796	75,708
Teledyne Technologies Inc.	6,028	1,874,407	(a)
Vectrus Inc.	4,024	197,699	(a)
		2,291,745
Air Freight & Logistics – 0.2%
Expeditors International of Washington Inc.	15,153	1,152,234
Hub Group Inc., Class A	6,084	291,180	(a)
XPO Logistics Inc.	14,985	1,157,592	(a)
		2,601,006
Airlines – 0.0% *
Mesa Air Group Inc.	3,900	13,416	(a)
Airport Services – 0.0% *
Macquarie Infrastructure Corp.	12,122	372,024
Apparel Retail – 0.6%
Citi Trends Inc.	2,100	42,462
Express Inc.	21,300	32,802	(a)
Guess? Inc.	8,743	84,545
Shoe Carnival Inc.	3,246	95,010
The Buckle Inc.	10,414	163,291
The Cato Corp., Class A	5,810	47,526
The TJX Companies Inc.	172,859	8,739,751
Zumiez Inc.	6,381	174,712	(a)
		9,380,099
Application Software – 0.4%
American Software Inc., Class A	10,682	168,348
Avalara Inc.	3,232	430,147	(a)
Avaya Holdings Corp.	5,900	72,924	(a)
Fair Isaac Corp.	4,582	1,915,459	(a)
Intelligent Systems Corp.	2,282	77,771	(a)
Manhattan Associates Inc.	10,410	980,622	(a)
Nuance Communications Inc.	46,403	1,174,228	(a)
SPS Commerce Inc.	1,072	80,529	(a)
Tyler Technologies Inc.	6,501	2,255,067	(a)
		7,155,095
Asset Management & Custody Banks – 0.4%
Artisan Partners Asset Management Inc., Class A	9,700	315,250
Calamos Asset Management Inc., Class A	419	—	(a,b)
Cohen & Steers Inc.	8,217	559,167
Diamond Hill Investment Group Inc.	1,123	127,652
Federated Hermes Inc.	3,016	71,479
Silvercrest Asset Management Group Inc., Class A	2,914	37,037
T Rowe Price Group Inc.	37,406	4,619,641
Waddell & Reed Financial Inc., Class A	10,769	167,027
Westwood Holdings Group Inc.	2,664	41,958
		5,939,211
Auto Parts & Equipment – 0.1%
American Axle & Manufacturing Holdings Inc.	10,239	77,816	(a)
Gentex Corp.	40,510	1,043,943
		1,121,759

	Number of Shares	Fair Value
Automobile Manufacturers – 0.6%
Ford Motor Co.	643,879	$3,914,785
General Motors Co.	178,831	4,524,424
Winnebago Industries Inc.	11,231	748,209
		9,187,418
Automotive Retail – 0.2%
America’s Car-Mart Inc.	778	68,363	(a)
Asbury Automotive Group Inc.	3,735	288,827	(a)
AutoNation Inc.	9,217	346,375	(a)
Group 1 Automotive Inc.	6,380	420,889
Lithia Motors Inc., Class A	8,096	1,225,168
Sonic Automotive Inc., Class A	8,810	281,127
		2,630,749
Biotechnology – 0.9%
Aduro Biotech Inc.	24,500	56,595	(a)
Adverum Biotechnologies Inc.	19,833	414,113	(a)
Anika Therapeutics Inc.	4,890	184,500	(a)
Applied Therapeutics Inc.	1,900	68,685	(a)
Aravive Inc.	4,500	52,380	(a)
Ardelyx Inc.	22,760	157,499	(a)
Avid Bioservices Inc.	17,658	115,925	(a)
Biogen Inc.	26,847	7,182,915	(a)
BioSpecifics Technologies Corp.	2,011	123,234	(a)
Bioxcel Therapeutics Inc.	1,354	71,776	(a)
Catalyst Pharmaceuticals Inc.	25,683	118,655	(a)
Cidara Therapeutics Inc.	12,300	45,387	(a)
Constellation Pharmaceuticals Inc.	5,665	170,233	(a)
Cue Biopharma Inc.	3,638	89,167	(a)
Eidos Therapeutics Inc.	600	28,602	(a)
Epizyme Inc.	6,296	101,114	(a)
Fate Therapeutics Inc.	14,727	505,283	(a)
Fennec Pharmaceuticals Inc.	8,000	66,800	(a)
Flexion Therapeutics Inc.	6,305	82,911	(a)
ImmunoGen Inc.	13,281	61,093	(a)
Jounce Therapeutics Inc.	6,016	41,510	(a)
Karyopharm Therapeutics Inc.	9,829	186,161	(a)
Kodiak Sciences Inc.	3,089	167,177	(a)
Krystal Biotech Inc.	1,202	49,787	(a)
Mersana Therapeutics Inc.	7,531	176,225	(a)
Moderna Inc.	38,102	2,446,529	(a)
Molecular Templates Inc.	6,312	87,043	(a)
Momenta Pharmaceuticals Inc.	2,067	68,769	(a)
NantKwest Inc.	10,600	130,168	(a)
PDL BioPharma Inc.	41,904	121,941	(a)
Pfenex Inc.	10,841	90,522	(a)
Principia Biopharma Inc.	604	36,113	(a)
Regeneron Pharmaceuticals Inc.	1,100	686,015	(a)
Syndax Pharmaceuticals Inc.	8,224	121,880	(a)
United Therapeutics Corp.	7,200	871,200	(a)
		14,977,907
Broadcasting – 0.0% *
Media General Inc.	2,076	208
Saga Communications Inc., Class A	1,200	30,720
		30,928
Building Products – 0.1%
AAON Inc.	8,520	462,551
Fortune Brands Home & Security Inc.	22,719	1,452,425
		1,914,976
Cable & Satellite – 0.2%
Altice USA Inc., Class A	51,870	1,169,150	(a)
Cable One Inc.	796	1,412,780
		2,581,930
Casinos & Gaming – 0.0% *
Monarch Casino & Resort Inc.	4,064	138,501	(a)
Penn National Gaming Inc.	5,304	161,984	(a)
		300,485
Coal & Consumable Fuels – 0.0% *
Arch Resources Inc.	2,504	71,139
NACCO Industries Inc., Class A	1,200	27,960
		99,099

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Commercial Printing – 0.0% *
Ennis Inc.	8,525	$154,644
Commodity Chemicals – 0.0% *
Hawkins Inc.	2,623	111,687
Koppers Holdings Inc.	3,400	64,056	(a)
		175,743
Communications Equipment – 0.0% *
Digi International Inc.	9,650	112,423	(a)
PCTEL Inc.	6,500	43,420
		155,843
Construction & Engineering – 0.3%
AECOM	25,230	948,143	(a)
Argan Inc.	4,961	235,052
Construction Partners Inc., Class A	6,646	118,033	(a)
Great Lakes Dredge & Dock Corp.	6,360	58,894	(a)
HC2 Holdings Inc.	16,100	53,774	(a)
IES Holdings Inc.	2,000	46,340	(a)
Jacobs Engineering Group Inc.	20,714	1,756,547
MYR Group Inc.	3,820	121,896	(a)
Northwest Pipe Co.	1,700	42,619	(a)
Quanta Services Inc.	22,611	887,030
Tutor Perini Corp.	1,900	23,142	(a)
		4,291,470
Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	24,388	4,225,465
Miller Industries Inc.	3,907	116,311
The Shyft Group Inc.	9,031	152,082
		4,493,858
Construction Materials – 0.0% *
Forterra Inc.	6,809	75,988	(a)
U.S. Lime & Minerals Inc.	684	57,757
		133,745
Consumer Electronics – 0.1%
Garmin Ltd.	21,156	2,062,710
Universal Electronics Inc.	4,944	231,478	(a)
VOXX International Corp.	7,300	42,194	(a)
		2,336,382
Consumer Finance – 0.0% *
Curo Group Holdings Corp.	3,905	31,904
Santander Consumer USA Holdings Inc.	12,430	228,836
		260,740
Data Processing & Outsourced Services – 0.6%
Genpact Ltd.	8,609	314,401
Jack Henry & Associates Inc.	12,601	2,318,962
NIC Inc.	23,710	544,382
Paychex Inc.	53,031	4,017,098
Sykes Enterprises Inc.	13,858	383,312	(a)
The Western Union Co.	67,635	1,462,269
Verra Mobility Corp.	46,122	474,134	(a)
		9,514,558
Department Stores – 0.0% *
Dillard’s Inc., Class A	670	17,279
Distributors – 0.0% *
Weyco Group Inc.	2,234	48,232
Diversified REITs – 0.1%
Armada Hoffler Properties Inc.	16,863	167,787
One Liberty Properties Inc.	5,159	90,901
PS Business Parks Inc.	4,474	592,358
		851,046
Diversified Support Services – 0.3%
Copart Inc.	33,494	2,789,045	(a)
McGrath RentCorp.	8,271	446,717
UniFirst Corp.	5,163	923,919
		4,159,681
Drug Retail – 0.0% *
Rite Aid Corp.	20,200	344,612	(a)

	Number of Shares	Fair Value
Electric Utilities – 1.1%
Avangrid Inc.	7,455	$312,961
Eversource Energy	55,739	4,641,387
Hawaiian Electric Industries Inc.	17,634	635,882
NextEra Energy Inc.	23,150	5,559,935
OGE Energy Corp.	33,002	1,001,941
Pinnacle West Capital Corp.	18,599	1,363,121
Xcel Energy Inc.	86,797	5,424,812
		18,940,039
Electrical Components & Equipment – 0.1%
Atkore International Group Inc.	3,009	82,296	(a)
Encore Wire Corp.	1,136	55,460
LSI Industries Inc.	9,500	61,465
Powell Industries Inc.	2,871	78,637
Preformed Line Products Co.	1,090	54,511
Regal Beloit Corp.	6,717	586,528
		918,897
Electronic Components – 0.0% *
Vishay Intertechnology Inc.	9,584	146,348
Electronic Equipment & Instruments – 0.0% *
Badger Meter Inc.	9,772	614,854
Electronic Manufacturing Services – 0.1%
Benchmark Electronics Inc.	13,404	289,527
Jabil Inc.	24,269	778,550
Kimball Electronics Inc.	8,682	117,554	(a)
Plexus Corp.	10,238	722,393	(a)
Sanmina Corp.	8,131	203,600	(a)
		2,111,624
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	10,991	398,973
PICO Holdings Inc.	6,298	53,092	(a)
Republic Services Inc.	34,666	2,844,345
Waste Management Inc.	8,717	923,218
		4,219,628
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	11,000	33,330	(a)
The Scotts Miracle-Gro Co.	6,692	899,873
		933,203
Financial Exchanges & Data – 0.2%
CME Group Inc.	4,099	666,252
MarketAxess Holdings Inc.	3,913	1,960,100
Morningstar Inc.	3,363	474,082
		3,100,434
Food Distributors – 0.0% *
SpartanNash Co.	13,100	278,375
United Natural Foods Inc.	19,738	359,429	(a)
		637,804
Food Retail – 0.3%
Casey’s General Stores Inc.	6,085	909,829
Ingles Markets Inc., Class A	5,300	228,271
The Kroger Co.	127,807	4,326,267
Village Super Market Inc., Class A	2,700	74,844
Weis Markets Inc.	3,531	176,974
		5,716,185
Footwear – 0.0% *
Rocky Brands Inc.	2,372	48,769
Steven Madden Ltd.	5,512	136,091
		184,860
Gas Utilities – 0.1%
Atmos Energy Corp.	19,968	1,988,413
General Merchandise Stores – 0.6%
Target Corp.	82,606	9,906,938
Gold – 0.0% *
Gold Resource Corp.	10,004	41,116
Health Care REITs – 0.2%
Community Healthcare Trust Inc.	5,929	242,496
LTC Properties Inc.	9,829	370,258
Medical Properties Trust Inc.	81,892	1,539,570

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
National Health Investors Inc.	12,088	$733,983
New Senior Investment Group Inc.	30,229	109,429
Omega Healthcare Investors Inc.	36,779	1,093,440
		4,089,176
Healthcare Distributors – 0.7%
AmerisourceBergen Corp.	24,101	2,428,658
Cardinal Health Inc.	48,303	2,520,933
Henry Schein Inc.	23,570	1,376,252	(a)
McKesson Corp.	26,710	4,097,848
Owens & Minor Inc.	23,001	175,268
Patterson Companies Inc.	16,463	362,186
		10,961,145
Healthcare Equipment – 1.4%
Danaher Corp.	78,235	13,834,295
Electromed Inc.	2,600	40,014	(a)
FONAR Corp.	2,300	49,151	(a)
Invacare Corp.	12,475	79,466
Masimo Corp.	7,932	1,808,416	(a)
Repro-Med Systems Inc.	3,700	33,226	(a)
ResMed Inc.	23,695	4,549,440
STERIS PLC	13,904	2,133,430
Zynex Inc.	5,771	143,525	(a)
		22,670,963
Healthcare Facilities – 0.1%
Community Health Systems Inc.	31,448	94,658	(a)
National HealthCare Corp.	4,665	295,948
Select Medical Holdings Corp.	23,015	339,011	(a)
Surgery Partners Inc.	8,300	96,031	(a)
Tenet Healthcare Corp.	31,905	577,799	(a)
The Ensign Group Inc.	4,009	167,777
		1,571,224
Healthcare Services – 0.1%
Addus HomeCare Corp.	3,781	349,969	(a)
CorVel Corp.	3,055	216,569	(a)
Cross Country Healthcare Inc.	12,792	78,799	(a)
DaVita Inc.	13,724	1,086,117	(a)
Fulgent Genetics Inc.	3,600	57,600	(a)
InfuSystem Holdings Inc.	5,300	61,162	(a)
Sharps Compliance Corp.	5,300	37,259	(a)
The Providence Service Corp.	3,100	244,621	(a)
		2,132,096
Healthcare Supplies – 0.3%
Atrion Corp.	384	244,612
Meridian Bioscience Inc.	3,200	74,528	(a)
Quidel Corp.	6,100	1,364,814	(a)
Retractable Technologies Inc.	4,900	34,398	(a)
Utah Medical Products Inc.	1,218	107,939
West Pharmaceutical Services Inc.	12,133	2,756,254
		4,582,545
Healthcare Technology – 0.0% *
NantHealth Inc.	9,900	45,342	(a)
Simulations Plus Inc.	4,643	277,744
		323,086
Home Building – 0.8%
Beazer Homes USA Inc.	10,423	104,960	(a)
Century Communities Inc.	10,440	320,090	(a)
D.R. Horton Inc.	54,587	3,026,849
KB Home	4,900	150,332
Lennar Corp., Class A	44,655	2,751,641
M/I Homes Inc.	9,803	337,615	(a)
MDC Holdings Inc.	16,796	599,617
Meritage Homes Corp.	6,121	465,931	(a)
NVR Inc.	554	1,805,348	(a)
PulteGroup Inc.	43,282	1,472,887
Taylor Morrison Home Corp.	21,041	405,881	(a)
Toll Brothers Inc.	19,060	621,165
TopBuild Corp.	5,343	607,873	(a)
TRI Pointe Group Inc.	17,907	263,054	(a)
		12,933,243

	Number of Shares	Fair Value
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	10,913	$115,678
Haverty Furniture Companies Inc.	6,245	99,920
Williams-Sonoma Inc.	12,695	1,041,117
		1,256,715
Home Furnishings – 0.0% *
Ethan Allen Interiors Inc.	2,400	28,392
Hotel & Resort REITs – 0.0% *
Apple Hospitality REIT Inc.	34,640	334,622
Hotels, Resorts & Cruise Lines – 0.0% *
Wyndham Destinations Inc.	8,882	250,295
Household Products – 0.8%
The Clorox Co.	16,101	3,532,077
The Procter & Gamble Co.	87,860	10,505,420
		14,037,497
Human Resource & Employment Services – 0.1%
BG Staffing Inc.	2,900	32,828
GP Strategies Corp.	4,200	36,036	(a)
Kelly Services Inc., Class A	11,606	183,549
ManpowerGroup Inc.	9,600	660,000
Mastech Digital Inc.	1,500	38,895	(a)
		951,308
Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	41,049	12,446,467
Independent Power Producers & Energy Traders – 0.0% *
The AES Corp.	15,755	228,290
Industrial Conglomerates – 0.7%
Carlisle Companies Inc.	8,969	1,073,320
Honeywell International Inc.	78,663	11,373,883
		12,447,203
Industrial Gases – 0.5%
Air Products & Chemicals Inc.	36,473	8,806,771
Industrial Machinery – 0.1%
Gencor Industries Inc.	3,000	37,920	(a)
Hurco Companies Inc.	2,097	58,653
Hyster-Yale Materials Handling Inc.	1,327	51,302
Mueller Industries Inc.	12,935	343,812
Omega Flex Inc.	890	94,162
Snap-on Inc.	8,930	1,236,894
The Eastern Co.	1,734	30,987
The Gorman-Rupp Co.	5,992	186,231
		2,039,961
Insurance Brokers – 0.1%
Brown & Brown Inc.	38,902	1,585,646
eHealth Inc.	547	53,737	(a)
Goosehead Insurance Inc., Class A	3,548	266,668	(a)
		1,906,051
Integrated Telecommunication Services – 0.7%
Alaska Communications Systems Group Inc.	19,100	53,289
AT&T Inc.	397,646	12,020,839
Consolidated Communications Holdings Inc.	26,800	181,436	(a)
IDT Corp., Class B	5,500	35,915	(a)
		12,291,479
Interactive Media & Services – 0.0% *
DHI Group Inc.	16,600	34,860	(a)
EverQuote Inc., Class A	3,219	187,217	(a)
		222,077
Internet & Direct Marketing Retail – 0.5%
1-800-Flowers.com Inc., Class A	8,513	170,430	(a)
Amazon.com Inc.	2,608	7,195,003	(a)
PetMed Express Inc.	7,214	257,107
The Rubicon Project Inc.	8,424	56,188	(a)
US Auto Parts Network Inc.	7,800	67,548	(a)
		7,746,276

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	9,752	$158,080
Houlihan Lokey Inc.	11,560	643,198
Moelis & Co., Class A	10,284	320,450
Oppenheimer Holdings Inc., Class A	1,787	38,939
Stonex Group Inc.	6,048	332,640
		1,493,307
IT Consulting & Other Services – 0.4%
Amdocs Ltd.	21,905	1,333,576
Booz Allen Hamilton Holding Corp.	22,685	1,764,666
CACI International Inc., Class A	4,061	880,750	(a)
Leidos Holdings Inc.	22,260	2,085,094
ManTech International Corp., Class A	8,983	615,246
Perficient Inc.	9,385	335,795	(a)
		7,015,127
Leisure Facilities – 0.0% *
RCI Hospitality Holdings Inc.	3,204	44,407
Leisure Products – 0.0% *
Johnson Outdoors Inc., Class A	1,558	141,809
MasterCraft Boat Holdings Inc.	3,048	58,065	(a)
Nautilus Inc.	10,900	101,043	(a)
		300,917
Life & Health Insurance – 0.4%
Aflac Inc.	117,309	4,226,643
Brighthouse Financial Inc.	16,196	450,573	(a)
FBL Financial Group Inc., Class A	1,525	54,732
Globe Life Inc.	17,293	1,283,659
Independence Holding Co.	1,669	51,055
National Western Life Group Inc., Class A	784	159,301
		6,225,963
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories Inc., Class A	3,500	1,580,215	(a)
Luminex Corp.	1,892	61,547
Medpace Holdings Inc.	7,373	685,836	(a)
		2,327,598
Managed Healthcare – 0.3%
Humana Inc.	12,301	4,769,713
Metal & Glass Containers – 0.4%
AptarGroup Inc.	10,648	1,192,363
Ball Corp.	52,659	3,659,274
Crown Holdings Inc.	21,444	1,396,648	(a)
Greif Inc., Class A	3,000	103,230
Greif Inc., Class B	1,555	65,046
Silgan Holdings Inc.	12,937	419,029
		6,835,590
Mortgage REITs – 0.2%
AGNC Investment Corp.	92,969	1,199,300
Annaly Capital Management Inc.	191,260	1,254,666
Apollo Commercial Real Estate Finance Inc.	43,415	425,901
Ares Commercial Real Estate Corp.	9,716	88,610
Blackstone Mortgage Trust Inc., Class A	22,545	543,109
Cherry Hill Mortgage Investment Corp.	141	1,272
Dynex Capital Inc.	8,170	116,831
Ellington Residential Mortgage REIT	3,300	33,990
KKR Real Estate Finance Trust Inc.	10,500	174,090
Ready Capital Corp.	277	2,407
		3,840,176
Multi-Line Insurance – 0.2%
American Financial Group Inc.	12,139	770,341
Assurant Inc.	9,822	1,014,514
The Hartford Financial Services Group Inc.	43,872	1,691,266
		3,476,121
Multi-Sector Holdings – 0.9%
Berkshire Hathaway Inc., Class B	87,234	15,572,141	(a)
Cannae Holdings Inc.	1,919	78,871	(a)
		15,651,012

	Number of Shares	Fair Value
Multi-Utilities – 0.4%
Ameren Corp.	40,690	$2,862,948
Unitil Corp.	4,027	180,490
WEC Energy Group Inc.	39,892	3,496,534
		6,539,972
Office REITs – 0.1%
Easterly Government Properties Inc.	27,800	642,736
Equity Commonwealth	19,290	621,138
		1,263,874
Office Services & Supplies – 0.0% *
Steelcase Inc., Class A	14,756	177,957
Oil & Gas Drilling – 0.0% *
Nabors Industries Ltd.	1,152	42,647
Oil & Gas Equipment & Services – 0.0% *
Bristow Group Inc.	2,166	30,173	(a)
Matrix Service Co.	9,146	88,899	(a)
		119,072
Oil & Gas Refining & Marketing – 0.4%
Phillips 66	27,822	2,000,402
Renewable Energy Group Inc.	14,100	349,398	(a)
REX American Resources Corp.	2,027	140,613	(a)
Valero Energy Corp.	62,003	3,647,016
World Fuel Services Corp.	23,033	593,330
		6,730,759
Oil & Gas Storage & Transportation – 0.0% *
DHT Holdings Inc.	30,151	154,675
Dorian LPG Ltd.	9,448	73,127	(a)
Nordic American Tankers Ltd.	47,226	191,738
		419,540
Other Diversified Financial Services – 0.0% *
Equitable Holdings Inc.	36,739	708,695
Packaged Foods & Meats – 0.5%
General Mills Inc.	9,284	572,359
J & J Snack Foods Corp.	3,518	447,243
Kellogg Co.	41,402	2,735,016
Lancaster Colony Corp.	4,241	657,313
Seneca Foods Corp., Class A	2,400	81,144	(a)
Tootsie Roll Industries Inc.	5,804	198,903
Tyson Foods Inc., Class A	47,175	2,816,819
		7,508,797
Paper Packaging – 0.0% *
UFP Technologies Inc.	2,469	108,784	(a)
Paper Products – 0.0% *
Clearwater Paper Corp.	1,300	46,969	(a)
Schweitzer-Mauduit International Inc.	11,276	376,731
		423,700
Pharmaceuticals – 1.1%
Johnson & Johnson	116,988	16,452,022
Lannett Company Inc.	11,700	84,942	(a)
Prestige Consumer Healthcare Inc.	18,600	698,616	(a)
Revance Therapeutics Inc.	14,200	346,764	(a)
		17,582,344
Property & Casualty Insurance – 1.5%
AMERISAFE Inc.	6,856	419,313
Arch Capital Group Ltd.	64,854	1,858,067	(a)
Assured Guaranty Ltd.	13,849	338,054
Axis Capital Holdings Ltd.	13,740	557,294
Chubb Ltd.	58,930	7,461,717
Donegal Group Inc., Class A	4,017	57,122
Employers Holdings Inc.	6,008	181,141
Fidelity National Financial Inc.	45,380	1,391,351
First American Financial Corp.	17,878	858,502
James River Group Holdings Ltd.	1,100	49,500
Kinsale Capital Group Inc.	6,751	1,047,823
Loews Corp.	39,567	1,356,752
Markel Corp.	1,502	1,386,601	(a)
Old Republic International Corp.	46,724	762,069
Protective Insurance Corp., Class B	3,290	49,580
Safety Insurance Group Inc.	5,022	382,978

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
The Allstate Corp.	46,962	$4,554,844
The Hanover Insurance Group Inc.	6,281	636,454
Tiptree Inc.	9,200	59,340
White Mountains Insurance Group Ltd.	532	472,400
WR Berkley Corp.	22,991	1,317,154
		25,198,056
Publishing – 0.0% *
Scholastic Corp.	1,100	32,934
Railroads – 0.1%
Kansas City Southern	15,655	2,337,135
Regional Banks – 0.3%
1st Constitution Bancorp	3,357	41,627
ACNB Corp.	2,246	58,800
American National Bankshares Inc.	1,088	27,244
Ames National Corp.	3,248	64,116
Arrow Financial Corp.	4,409	131,080
Auburn National Bancorp. Inc.	600	34,254
Bank First Corp.	600	38,460
Bank of Hawaii Corp.	6,461	396,770
Bank of Marin Bancorp	2,278	75,926
Baycom Corp.	3,831	49,458	(a)
Cambridge Bancorp	1,529	90,578
CB Financial Services Inc.	1,800	39,276
Chemung Financial Corp.	1,360	37,128
ChoiceOne Financial Services Inc.	2,500	73,900
Citizens & Northern Corp.	4,346	89,745
Citizens Holding Co.	1,300	32,500
City Holding Co.	3,463	225,684
Community Trust Bancorp Inc.	4,211	137,952
County Bancorp Inc.	1,800	37,674
Customers Bancorp Inc.	7,801	93,768	(a)
Eagle Bancorp Montana Inc.	2,300	39,974
Evans Bancorp Inc.	1,791	41,659
Fidelity D&D Bancorp Inc.	1,025	49,292
Financial Institutions Inc.	3,252	60,520
First Business Financial Services Inc.	1,500	24,675
First Capital Inc.	1,089	75,653
First Community Bancshares Inc.	4,983	111,868
First Financial Corp.	3,983	146,734
First Hawaiian Inc.	21,365	368,333
First Internet Bancorp	3,394	56,408
First Mid Bancshares Inc.	4,088	107,228
First Northwest Bancorp	2,100	26,082
FNB Corp.	46,629	349,717
Franklin Financial Services Corp.	1,476	38,228
Hawthorn Bancshares Inc.	1,976	38,907
HBT Financial Inc.	2,900	38,657
Investar Holding Corp.	1,900	27,550
Landmark Bancorporation Inc.	1,400	34,594
LCNB Corp.	3,302	52,700
Level One Bancorp Inc.	1,439	24,089
Mackinac Financial Corp.	2,300	23,851
Meridian Corp.	2,000	31,700	(a)
Mid Penn Bancorp Inc.	390	7,188
Middlefield Banc Corp.	1,600	33,200
National Bankshares Inc.	2,147	61,404
Nicolet Bankshares Inc.	3,372	184,786	(a)
Northrim BanCorp Inc.	2,201	55,333
Norwood Financial Corp.	2,118	52,505
Oak Valley Bancorp	2,274	28,834
Ohio Valley Banc Corp.	1,526	34,411
Orrstown Financial Services Inc.	1,944	28,674
Park National Corp.	3,492	245,767
Parke Bancorp Inc.	3,569	48,360
PCB Bancorp	2,000	20,600
Penns Woods Bancorp Inc.	1,618	36,745
Peoples Bancorp of North Carolina Inc.	1,500	26,505
Premier Financial Bancorp Inc.	4,806	61,613
Prosperity Bancshares Inc.	12,211	725,089
Republic Bancorp Inc., Class A	1,686	55,149
Select Bancorp Inc.	3,657	29,768	(a)

	Number of Shares	Fair Value
Shore Bancshares Inc.	4,570	$50,681
The Bancorp Inc.	8,274	81,085	(a)
The Community Financial Corp.	1,100	26,840
		5,438,896
Research & Consulting Services – 0.2%
CBIZ Inc.	17,376	416,503	(a)
CRA International Inc.	2,555	100,922
Exponent Inc.	17,673	1,430,276
FTI Consulting Inc.	6,000	687,300	(a)
ICF International Inc.	2,830	183,469
Resources Connection Inc.	7,867	94,168
		2,912,638
Residential REITs – 0.0% *
Bluerock Residential Growth REIT Inc.	6,400	51,712
BRT Apartments Corp.	3,177	34,375
		86,087
Restaurants – 0.3%
Brinker International Inc.	12,945	310,680
Cracker Barrel Old Country Store Inc.	1,656	183,667
Starbucks Corp.	58,555	4,309,062
The Cheesecake Factory Inc.	12,768	292,643
Wingstop Inc.	778	108,119
		5,204,171
Retail REITs – 0.0% *
Getty Realty Corp.	11,233	333,395
RPT Realty	5,500	38,280
Whitestone REIT	13,152	95,615
		467,290
Semiconductor Equipment – 1.5%
Amkor Technology Inc.	33,752	415,487	(a)
Applied Materials Inc.	151,494	9,157,812
KLA Corp.	25,686	4,995,413
Lam Research Corp.	23,935	7,742,015
Photronics Inc.	23,367	260,075	(a)
Teradyne Inc.	27,291	2,306,363
Ultra Clean Holdings Inc.	14,368	325,148	(a)
		25,202,313
Semiconductors – 0.6%
Alpha & Omega Semiconductor Ltd.	6,332	68,892	(a)
Cirrus Logic Inc.	9,601	593,150	(a)
Diodes Inc.	13,656	692,359	(a)
DSP Group Inc.	2,400	38,112	(a)
Intel Corp.	134,131	8,025,058
		9,417,571
Specialized Consumer Services – 0.0% *
Collectors Universe Inc.	3,266	111,958
Specialized Finance – 0.0% *
A-Mark Precious Metals Inc.	1,800	34,290	(a)
NewStar Financial Inc.	492	42
		34,332
Specialized REITs – 0.1%
Farmland Partners Inc.	9,641	66,041
Lamar Advertising Co., Class A	14,184	946,924
Life Storage Inc.	7,749	735,767
		1,748,732
Specialty Chemicals – 0.0% *
FutureFuel Corp.	9,500	113,525
NewMarket Corp.	1,100	440,528
		554,053
Specialty Stores – 0.1%
Dick’s Sporting Goods Inc.	10,145	418,582
Hibbett Sports Inc.	6,053	126,750	(a)
MarineMax Inc.	7,592	169,985	(a)
Sportsman’s Warehouse Holdings Inc.	10,683	152,233	(a)
		867,550
Steel – 0.1%
Reliance Steel & Aluminum Co.	10,475	994,392
Warrior Met Coal Inc.	14,655	225,540
		1,219,932

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Systems Software – 0.9%
GlobalSCAPE Inc.	5,300	$51,675
Microsoft Corp.	65,885	13,408,257
Nortonlifelock Inc.	92,105	1,826,442
		15,286,374
Technology Distributors – 0.2%
Arrow Electronics Inc.	12,869	883,972	(a)
Insight Enterprises Inc.	11,743	577,756	(a)
PC Connection Inc.	4,030	186,831
ScanSource Inc.	8,582	206,740	(a)
SYNNEX Corp.	6,868	822,580
		2,677,879
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc.	70,750	25,809,600
Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial Inc.	48,908	538,477
ESSA Bancorp Inc.	3,501	48,734
FS Bancorp Inc.	1,263	48,714
Luther Burbank Corp.	6,109	61,090
MMA Capital Holdings Inc.	1,700	39,304	(a)
Mr Cooper Group Inc.	28,200	350,808	(a)
Northwest Bancshares Inc.	32,636	333,703
Provident Financial Holdings Inc.	1,900	25,479
Standard AVB Financial Corp.	1,400	32,480
Territorial Bancorp Inc.	2,884	68,610
Timberland Bancorp Inc.	1,247	22,708
TrustCo Bank Corp.	31,944	202,205
Waterstone Financial Inc.	8,343	123,727
Western New England Bancorp Inc.	3,500	20,265
		1,916,304
Tobacco – 0.0% *
Vector Group Ltd.	49,758	500,565
Trading Companies & Distributors – 0.1%
BMC Stock Holdings Inc.	24,095	605,748	(a)
CAI International Inc.	5,973	99,510	(a)
Foundation Building Materials Inc.	7,359	114,874	(a)
GMS Inc.	14,606	359,161	(a)
Kaman Corp.	9,321	387,754
Lawson Products Inc.	1,460	47,100	(a)
Rush Enterprises Inc., Class A	1,200	49,752
Rush Enterprises Inc., Class B	1,679	59,873
Transcat Inc.	2,407	62,245	(a)
		1,786,017
Trucking – 0.3%
Heartland Express Inc.	15,875	330,517
Landstar System Inc.	2,483	278,866
Marten Transport Ltd.	13,402	337,194
Old Dominion Freight Line Inc.	16,101	2,730,569
PAM Transportation Services Inc.	607	18,665	(a)
Saia Inc.	671	74,602	(a)
Schneider National Inc., Class B	9,701	239,324
U.S. Xpress Enterprises Inc., Class A	8,200	49,200	(a)
Werner Enterprises Inc.	19,125	832,511
		4,891,448
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc.	85,005	8,853,271	(a)
Total Domestic Equity (Cost $469,578,262)		510,475,834
Foreign Equity – 23.3%
Common Stock – 23.0%
Agricultural Products – 0.1%
Wilmar International Ltd.	374,406	1,106,255
Air Freight & Logistics – 0.0% *
Hyundai Glovis Company Ltd.	1,108	94,200
ZTO Express Cayman Inc. ADR	4,400	161,524
		255,724

	Number of Shares	Fair Value
Airlines – 0.0% *
Japan Airlines Company Ltd.	22,014	$397,585
Alternative Carriers – 0.0% *
Iliad S.A.	2,883	562,615
Apparel Retail – 0.1%
ABC-Mart Inc.	6,398	375,641
Mr Price Group Ltd.	36,879	304,561
Shimamura Company Ltd.	4,300	291,491
		971,693
Apparel, Accessories & Luxury Goods – 0.2%
Bosideng International Holdings Ltd.	464,000	144,473
FF Group	1,860	1,003	(a,b)
Li Ning Company Ltd.	144,000	461,154
Pandora A/S	19,490	1,063,883
Shenzhou International Group Holdings Ltd.	45,326	551,041
The Swatch Group AG	10,255	403,242
		2,624,796
Asset Management & Custody Banks – 0.1%
CI Financial Corp.	41,116	521,346
HDFC Asset Management Company Ltd.	6,105	200,969	(c)
IGM Financial Inc.	16,259	393,821
Schroders PLC	9,692	352,736
		1,468,872
Auto Parts & Equipment – 0.3%
Adient PLC	3,812	62,593	(a)
Faurecia S.A.	14,797	581,172	(a)
Fuyao Glass Industry Group Company Ltd., Class H	72,626	173,888	(c)
Magna International Inc.	56,625	2,513,618
Sumitomo Electric Industries Ltd.	146,966	1,696,770
Toyoda Gosei Company Ltd.	12,665	264,838
		5,292,879
Automobile Manufacturers – 0.1%
BAIC Motor Corporation Ltd., Class H	235,000	102,843	(c)
Dongfeng Motor Group Company Ltd., Class H	389,138	234,688
Ford Otomotiv Sanayi A/S	10,069	104,467
Great Wall Motor Company Ltd., Class H	444,907	280,013
Guangzhou Automobile Group Company Ltd., Class H	37,015	26,968
Kia Motors Corp.	32,389	875,234
		1,624,213
Automotive Retail – 0.0% *
Hotai Motor Company Ltd.	9,502	227,827
Petrobras Distribuidora S.A.	26,664	104,649
		332,476
Banks – 0.0% *
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(a,b)
Biotechnology – 0.0% *
Galapagos N.V.	2,373	468,231	(a)
XBiotech Inc.	5,255	72,046	(a)
		540,277
Brewers – 0.0% *
Carlsberg Brewery Malaysia Bhd	21,900	127,329
Tsingtao Brewery Company Ltd., Class H	16,000	119,412
		246,741
Broadcasting – 0.0% *
ITV PLC	706,106	650,759
Building Products – 0.2%
China Lesso Group Holdings Ltd.	156,000	204,764
LIXIL Group Corp.	51,944	730,124
Trane Technologies PLC	36,257	3,226,148
		4,161,036

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Cable & Satellite – 0.1%
Altice Europe N.V., Class A	121,387	$469,322	(a)
Cyfrowy Polsat S.A.	38,928	260,146
Megacable Holdings SAB de C.V.	32,680	95,139
		824,607
Casinos & Gaming – 0.3%
Altus San Nicolas Corp.	1,060	885	(a)
Flutter Entertainment PLC	30,081	3,970,187	(a)
OPAP S.A.	28,813	274,499
		4,245,571
Coal & Consumable Fuels – 0.0% *
China Shenhua Energy Company Ltd., Class H	319,145	495,308
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	19,547	449,767
Toppan Printing Company Ltd.	51,166	856,154
		1,305,921
Commodity Chemicals – 0.1%
Advanced Petrochemical Co.	15,219	216,997
Berger Paints India Ltd.	33,443	219,070
Tosoh Corp.	50,682	696,794
		1,132,861
Communications Equipment – 0.0% *
BYD Electronic International Company Ltd.	97,000	224,091
Computer & Electronics Retail – 0.0% *
Yamada Denki Company Ltd.	141,314	701,559
Construction & Engineering – 0.4%
Bouygues S.A.	44,061	1,508,817	(a)
China Communications Services Corporation Ltd., Class H	344,121	215,657
China Railway Construction Corporation Ltd., Class H	195,600	154,935
Eiffage S.A.	15,426	1,413,609	(a)
Gamuda Bhd	252,358	215,619
Skanska AB, Class B	66,300	1,353,758	(a)
Vinci S.A.	21,342	1,978,283
		6,840,678
Construction Machinery & Heavy Trucks – 0.1%
Doosan Bobcat Inc.	7,192	159,967
Hino Motors Ltd.	55,987	380,166
Weichai Power Company Ltd., Class H	142,546	268,577
Zoomlion Heavy Industry Science and Technology Company Ltd.	189,200	146,488	(a)
		955,198
Construction Materials – 0.0% *
Anhui Conch Cement Company Ltd., Class H	34,929	236,685
China National Building Material Company Ltd., Class H	160,000	171,618
		408,303
Consumer Finance – 0.0% *
Samsung Card Company Ltd.	4,156	94,984
Copper – 0.0% *
Jiangxi Copper Company Ltd., Class H	169,560	172,764
Department Stores – 0.0% *
Hyundai Department Store Company Ltd.	2,015	94,814
Diversified Banks – 1.0%
Agricultural Bank of China Ltd., Class H	3,657,895	1,480,521
Bancolombia S.A.	35,507	227,896
Bank Hapoalim BM	210,183	1,257,596
Bank Leumi Le-Israel BM	226,213	1,138,365
Bank of China Ltd., Class H	177,823	65,872
Bank of Communications Company Ltd., Class H	1,255,944	777,648
Bank of the Philippine Islands	18,340	26,575
Banque Saudi Fransi	13,064	99,804

	Number of Shares	Fair Value
China CITIC Bank Corporation Ltd., Class H	1,280,953	$561,328
China Everbright Bank Company Ltd., Class H	455,161	171,868
China Minsheng Banking Corporation Ltd., Class H	835,859	575,376
Credit Agricole S.A.	224,893	2,134,847	(a)
Dubai Islamic Bank PJSC	161,121	168,146
First Financial Holding Company Ltd.	319,134	246,035
Hong Leong Financial Group Bhd	32,912	101,267
Industrial & Commercial Bank of China Ltd., Class H	1,113,427	673,146
Industrial Bank of Korea	35,485	241,127
Krung Thai Bank PCL NVDR	77	26
MCB Bank Ltd.	59,509	57,641
Mega Financial Holding Company Ltd.	731,341	768,747
Mizrahi Tefahot Bank Ltd.	27,481	516,819
Moneta Money Bank A/S	73,315	166,062	(c)
Postal Savings Bank of China Company Ltd., Class H	468,647	270,045	(c)
Qatar International Islamic Bank QSC	106,416	237,850
RHB Bank Bhd	114,748	128,621
Royal Bank of Canada	36,751	2,485,415
SinoPac Financial Holdings Company Ltd.	1,089,381	402,667
Societe Generale S.A.	16,898	282,441	(a)
Taiwan Cooperative Financial Holding Company Ltd.	649,040	458,169
Turkiye Garanti Bankasi A/S	37,709	46,487	(a)
Turkiye Is Bankasi A/S , Class C	225,970	184,529	(a)
VTB Bank PJSC GDR	240,862	224,784
		16,177,720
Diversified Capital Markets – 0.0% *
Banco BTG Pactual S.A.	29,869	416,147
Diversified Chemicals – 0.1%
Daicel Corp.	48,496	376,175
Mitsubishi Gas Chemical Companies Inc.	30,837	469,405
		845,580
Diversified Metals & Mining – 0.2%
Boliden AB	42,614	977,576
Ferroglobe PLC	1,316	—	(a,b)
Grupo Mexico SAB de C.V., Class B	84,200	194,694
Korea Zinc Company Ltd.	1,218	341,278
Mitsubishi Materials Corp.	20,931	442,337
MMC Norilsk Nickel PJSC ADR	22,030	575,833
		2,531,718
Diversified Real Estate Activities – 0.1%
Aldar Properties PJSC	552,761	270,591
Hang Lung Properties Ltd.	76,000	180,674
Kerry Properties Ltd.	127,706	331,735
Nomura Real Estate Holdings Inc.	22,496	419,167
Shenzhen Investment Ltd.	446,000	141,990
		1,344,157
Diversified REITs – 0.0% *
Fibra Uno Administracion S.A. de C.V.	451,982	356,977
Growthpoint Properties Ltd.	433,650	334,586
		691,563
Diversified Support Services – 0.0% *
Greentown Service Group Company Ltd.	168,000	199,133
Drug Retail – 0.1%
Clicks Group Ltd.	36,087	436,907
Welcia Holdings Company Ltd.	9,172	741,598
		1,178,505
Education Services – 0.0% *
GSX Techedu Inc. ADR	8,900	533,911	(a)
Koolearn Technology Holding Ltd.	28,000	112,355	(a,c)
		646,266

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Electric Utilities – 0.8%
CLP Holdings Ltd.	238,826	$2,345,581
Elia Group S.A.	6,021	654,827
Endesa S.A.	61,906	1,535,177
Enel Americas S.A.	770,635	116,450
Enel S.p.A.	23,292	201,377
HK Electric Investments & HK Electric Investments Ltd.	515,869	535,831
Hydro One Ltd.	63,991	1,199,479	(c)
Inter Rao UES PJSC	5,239,697	358,411	(a)
Interconexion Electrica S.A. ESP	22,285	112,042
Mercury NZ Ltd.	132,758	403,493
Red Electrica Corporacion S.A.	76,979	1,439,793
SSE PLC	180,602	3,049,518
Terna Rete Elettrica Nazionale S.p.A.	66,333	457,393
The Chugoku Electric Power Company Inc.	56,600	755,222
Tohoku Electric Power Company Inc.	83,300	791,975
		13,956,569
Electrical Components & Equipment – 0.1%
WEG S.A.	91,524	843,598
Electronic Components – 0.2%
Hirose Electric Company Ltd.	6,374	700,501
Kingboard Laminates Holdings Ltd.	154,520	156,158
Omron Corp.	32,397	2,171,703
Zhen Ding Technology Holding Ltd.	84,263	369,786
		3,398,148
Electronic Equipment & Instruments – 0.1%
Halma PLC	64,624	1,835,950
Electronic Manufacturing Services – 0.0% *
Fabrinet	12,105	755,594	(a)
Environmental & Facilities Services – 0.1%
A-Living Services Company Ltd.	62,250	316,368	(c)
Country Garden Services Holdings Company Ltd.	133,000	620,895
		937,263
Fertilizers & Agricultural Chemicals – 0.0% *
Saudi Arabian Fertilizer Co.	11,415	227,333
Financial Exchanges & Data – 0.2%
ASX Ltd.	37,732	2,237,526
Singapore Exchange Ltd.	156,636	941,602
		3,179,128
Food Distributors – 0.0% *
The SPAR Group Ltd.	27,633	273,040
Food Retail – 0.9%
BIM Birlesik Magazalar A/S	45,092	446,987
Casino Guichard Perrachon S.A.	8,453	313,071
Empire Company Ltd., Class A	31,169	743,982
George Weston Ltd.	15,000	1,095,264
ICA Gruppen AB	17,691	841,073
J Sainsbury PLC	345,037	890,419
Jeronimo Martins SGPS S.A.	49,060	858,280
Koninklijke Ahold Delhaize N.V.	214,534	5,845,102
Loblaw Companies Ltd.	35,068	1,702,163
Metro Inc.	49,420	2,031,953
Pick n Pay Stores Ltd.	7,352	21,580
WM Morrison Supermarkets PLC	468,732	1,101,090
		15,890,964
Footwear – 0.1%
ANTA Sports Products Ltd.	94,002	836,348
Forest Products – 0.1%
Svenska Cellulosa AB SCA, Class B	118,085	1,412,670	(a)
Gas Utilities – 0.2%
Enagas S.A.	44,419	1,086,307
Petronas Gas Bhd	65,771	260,330
Snam S.p.A.	396,998	1,934,822
		3,281,459

	Number of Shares	Fair Value
General Merchandise Stores – 0.4%
Wesfarmers Ltd.	220,988	$6,855,067
Gold – 0.0% *
Caledonia Mining Corporation PLC	3,300	57,156
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	33,878	710,721
Medipal Holdings Corp.	35,705	689,703
Suzuken Company Ltd.	3,848	143,880
		1,544,304
Healthcare Equipment – 0.2%
AK Medical Holdings Ltd.	56,000	178,106	(c)
Fisher & Paykel Healthcare Corporation Ltd.	36,357	835,537
Smith & Nephew PLC	114,174	2,121,467
		3,135,110
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	87,960	1,853,127
Highways & Railtracks – 0.0% *
Jiangsu Expressway Company Ltd., Class H	175,062	205,756
Shenzhen Expressway Company Ltd.	102,000	103,649
		309,405
Home Building – 0.5%
Barratt Developments PLC	198,467	1,216,360
Berkeley Group Holdings PLC	24,535	1,259,989
Iida Group Holdings Company Ltd.	28,738	442,024
Persimmon PLC	62,158	1,754,199	(a)
Sekisui House Ltd.	121,176	2,315,441
Taylor Wimpey PLC	645,157	1,135,491
		8,123,504
Home Improvement Retail – 0.1%
Kingfisher PLC	347,005	951,979
Household Appliances – 0.0% *
Rinnai Corp.	6,862	575,125
Household Products – 0.1%
Hindustan Unilever Ltd.	42,030	1,215,119
Human Resource & Employment Services – 0.1%
Randstad N.V.	23,222	1,038,049
Hypermarkets & Super Centers – 0.2%
Abdullah Al Othaim Markets Co.	4,004	119,341
Aeon Company Ltd.	67,500	1,571,665
Carrefour S.A.	24,681	382,635
Sun Art Retail Group Ltd.	342,000	586,746
Wal-Mart de Mexico SAB de C.V.	214,807	512,685
		3,173,072
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	211,125	114,632
Colbun S.A.	699,455	111,661
Electricity Generating PCL NVDR	31,857	256,386
Ratch Group PCL	22,937	46,197
Ratch Group PCL NVDR	84,100	170,383
Uniper SE	39,230	1,265,523
		1,964,782
Industrial Conglomerates – 0.1%
CJ Corp.	672	48,214
Grupo Carso SAB de C.V., Class A1	42,647	82,721
KOC Holding A/S	32,602	85,733
Shanghai Industrial Holdings Ltd.	62,525	96,576
Siemens Ltd.	10,219	148,493
Sime Darby Bhd	380,904	192,048
SK Holdings Company Ltd.	1,948	471,271
		1,125,056
Industrial Gases – 0.6%
Air Liquide S.A.	7,028	1,015,839
Air Water Inc.	32,076	453,578
Linde PLC	38,225	8,107,905
		9,577,322

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Industrial Machinery – 0.6%
Airtac International Group	11,000	$194,317
Atlas Copco AB, Class B	76,055	2,826,523
Haitian International Holdings Ltd.	20,000	40,728
Kone Oyj, Class B	59,853	4,126,740
Kurita Water Industries Ltd.	19,207	534,748
Schindler Holding AG	3,922	929,696
SKF AB, Class B	74,191	1,387,122
		10,039,874
Industrial REITs – 0.2%
Segro PLC	229,902	2,535,531
Integrated Oil & Gas – 0.3%
Gazprom PJSC ADR	277,212	1,496,925
LUKOIL PJSC ADR	4,018	298,216
LUKOIL PJSC ADR	16,584	1,232,757
Surgutneftegas PJSC ADR	102,256	551,100
Total S.A.	32,235	1,242,543
		4,821,541
Integrated Telecommunication Services – 1.1%
BCE Inc.	29,956	1,245,307
Chunghwa Telecom Company Ltd.	425,049	1,688,062
Elisa Oyj	4,065	247,284
HKT Trust & HKT Ltd.	737,815	1,082,727
Nippon Telegraph & Telephone Corp.	250,917	5,851,102
PCCW Ltd.	825,579	472,039
Proximus SADP	20,351	414,565
Spark New Zealand Ltd.	358,045	1,056,790
Swisscom AG	5,048	2,646,897
Telia Company AB	147,760	552,892
Telstra Corporation Ltd.	811,312	1,756,974
TELUS Corp.	79,256	1,325,007
		18,339,646
Interactive Home Entertainment – 0.0% *
NetEase Inc. ADR	400	171,752
Interactive Media & Services – 0.3%
NAVER Corp.	3,379	750,046
Tencent Holdings Ltd.	50,598	3,242,233
Z Holdings Corp.	253,971	1,247,459
		5,239,738
Internet & Direct Marketing Retail – 0.3%
Alibaba Group Holding Ltd. ADR	17,703	3,818,537	(a)
Naspers Ltd., Class N	2,062	375,386
Pinduoduo Inc. ADR	3,400	291,856	(a)
Vipshop Holdings Ltd. ADR	63,316	1,260,622	(a)
		5,746,401
Internet Services & Infrastructure – 0.5%
Shopify Inc., Class A	8,117	7,686,537	(a)
Investment Banking & Brokerage – 0.0% *
Samsung Securities Company Ltd.	3,087	68,245
IT Consulting & Other Services – 1.2%
Accenture PLC, Class A	65,567	14,078,546
Fujitsu Ltd.	2,100	246,080
HCL Technologies Ltd.	24,507	180,859
Infosys Ltd.	105,879	1,029,219
Itochu Techno-Solutions Corp.	18,632	701,274
NEC Corp.	48,241	2,319,706
Nomura Research Institute Ltd.	62,360	1,704,643
		20,260,327
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	35,005	1,844,132
Life & Health Insurance – 0.4%
Bupa Arabia for Cooperative Insurance Co.	8,608	250,714
CNP Assurances	33,396	387,221	(a)
Great-West Lifeco Inc.	54,207	947,230
iA Financial Corporation Inc.	20,854	696,052
ICICI Prudential Life Insurance Company Ltd.	49,442	279,511	(c)
Medibank Private Ltd.	68,002	140,658

	Number of Shares	Fair Value
Momentum Metropolitan Holdings	132,670	$134,838
Poste Italiane S.p.A.	101,826	889,197	(c)
Power Corporation of Canada	110,195	1,932,053
Sun Life Financial Inc.	36,607	1,340,913
		6,998,387
Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	11,426	345,107
Sartorius Stedim Biotech	5,390	1,366,141
WuXi AppTec Company Ltd.	15,820	206,605	(c)
		1,917,853
Managed Healthcare – 0.0% *
Triple-S Management Corp., Class B	8,182	155,622	(a)
Marine – 0.1%
Costamare Inc.	18,353	102,043
Kuehne + Nagel International AG	10,525	1,752,949	(a)
MISC Bhd	192,107	344,152
		2,199,144
Marine Ports & Services – 0.0% *
Kamigumi Company Ltd.	19,118	376,298
Westports Holdings Bhd	32,900	29,201
		405,499
Motorcycle Manufacturers – 0.0% *
Bajaj Auto Ltd.	8,344	312,140
Movies & Entertainment – 0.0% *
Eros International PLC	26,900	85,004	(a)
Multi-Line Insurance – 1.3%
Allianz SE	30,859	6,303,836
Assicurazioni Generali S.p.A.	214,167	3,252,240
Baloise Holding AG	9,036	1,361,134
BB Seguridade Participacoes S.A.	100,478	499,023
China Pacific Insurance Group Company Ltd., Class H	370,397	995,517
Gjensidige Forsikring ASA	38,981	718,596	(a)
Mapfre S.A.	210,074	375,009
Porto Seguro S.A.	13,902	127,657
Sul America S.A.	41,890	343,845
Watford Holdings Ltd.	1,400	23,366	(a)
Zurich Insurance Group AG	20,522	7,270,799
		21,271,022
Multi-Sector Holdings – 0.3%
EXOR N.V.	21,137	1,212,828
Groupe Bruxelles Lambert S.A.	14,725	1,232,983
Groupe Bruxelles Lambert S.A.	7,289	611,407
Haci Omer Sabanci Holding A/S	47,870	64,446
Industrivarden AB, Class C	30,926	705,045	(a)
L E Lundbergforetagen AB, Class B	14,813	675,344	(a)
Sofina S.A.	3,004	792,968
		5,295,021
Multi-Utilities – 0.2%
Suez S.A.	67,140	788,891
Veolia Environnement S.A.	105,034	2,371,051
		3,159,942
Oil & Gas Exploration & Production – 0.0% *
Oil & Gas Development Company Ltd.	92,561	61,023
Oil & Gas Refining & Marketing – 0.0% *
Bharat Petroleum Corporation Ltd.	25,694	127,407
Cosan S.A.	22,671	292,822
		420,229
Oil & Gas Storage & Transportation – 0.0% *
Petronet LNG Ltd.	82,444	282,145
SFL Corporation Ltd.	27,822	258,466
		540,611
Other Diversified Financial Services – 0.1%
M&G PLC	506,728	1,049,221

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Packaged Foods & Meats – 0.4%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,b)
Chocoladefabriken Lindt & Spruengli AG	210	$1,734,278
Dali Foods Group Company Ltd.	294,604	179,552	(c)
Indofood CBP Sukses Makmur Tbk PT	334,600	219,596
Indofood Sukses Makmur Tbk PT	629,900	289,250
Mowi ASA	7,004	133,207
Nestle India Ltd.	2,063	468,414
Nestle Malaysia Bhd	3,901	127,502
NH Foods Ltd.	15,930	641,567
Orkla ASA	119,405	1,045,964
PPB Group Bhd	66,649	277,390
QL Resources Bhd	95,833	214,623
Standard Foods Corp.	59,000	126,293
Toyo Suisan Kaisha Ltd.	17,290	966,865
Yihai International Holding Ltd.	17,346	178,752
		6,603,253
Paper Products – 0.0% *
Lee & Man Paper Manufacturing Ltd.	159,000	86,422
Nine Dragons Paper Holdings Ltd.	159,000	145,375
		231,797
Personal Products – 0.4%
Colgate-Palmolive India Ltd.	9,366	174,714
Dabur India Ltd.	76,058	469,766
Hengan International Group Company Ltd.	71,500	559,974
L’Oreal S.A.	18,431	5,946,687	(a)
Marico Ltd.	64,786	302,061
		7,453,202
Pharmaceuticals – 1.0%
Aurobindo Pharma Ltd.	3,983	40,709
CanSino Biologics Inc.	3,800	104,825	(a,c)
China Medical System Holdings Ltd.	196,000	231,793
CSPC Pharmaceutical Group Ltd.	180,000	340,901
Kalbe Farma Tbk PT	3,026,370	310,471
Novo Nordisk A/S, Class B	57,050	3,714,746
Orion Oyj, Class B	20,494	993,534
Richter Gedeon Nyrt	5,950	122,930
Roche Holding AG	29,488	10,215,026
Sino Biopharmaceutical Ltd.	264,000	497,589
UCB S.A.	3,473	402,904
		16,975,428
Precious Metals & Minerals – 0.0% *
Impala Platinum Holdings Ltd.	27,301	183,622
Property & Casualty Insurance – 0.3%
Admiral Group PLC	34,335	970,955
Direct Line Insurance Group PLC	267,991	896,051
Hyundai Marine & Fire Insurance Company Ltd.	8,979	170,943
Intact Financial Corp.	27,390	2,598,430
		4,636,379
Railroads – 0.0% *
BTS Group Holdings PCL NVDR	330,800	121,627
Real Estate Development – 0.2%
China Overseas Land & Investment Ltd.	82,026	250,463
China Resources Land Ltd.	27,274	104,247
China Vanke Company Ltd., Class H	8,676	27,691
Land & Houses PCL NVDR	474,503	117,603
Longfor Group Holdings Ltd.	251,576	1,204,260	(c)
Shimao Property Holdings Ltd.	167,801	717,398
Yuexiu Property Company Ltd.	999,354	179,250
Yuzhou Properties Company Ltd.	255,727	111,416
		2,712,328
Real Estate Operating Companies – 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	9,397	35,084
Swiss Prime Site AG	14,807	1,373,431
		1,408,515

	Number of Shares	Fair Value
Regional Banks – 0.0% *
Chongqing Rural Commercial Bank Company Ltd., Class H	342,526	$135,462
Popular Inc.	14,288	531,085
		666,547
Reinsurance – 0.6%
Hannover Rueck SE	11,752	2,030,395
Muenchener Rueckversicherungs-Gesellschaft AG	27,075	7,047,996
RenaissanceRe Holdings Ltd.	7,498	1,282,383
		10,360,774
Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	29,245	224,179
Meridian Energy Ltd.	249,768	776,733
		1,000,912
Research & Consulting Services – 0.1%
Thomson Reuters Corp.	34,082	2,308,167
Restaurants – 0.0% *
Saudi Airlines Catering Co.	5,765	119,364
Retail REITs – 0.1%
CapitaLand Mall Trust	278,009	394,065
Mapletree Commercial Trust	395,046	552,176
		946,241
Security & Alarm Services – 0.0% *
S-1 Corp.	2,453	175,781
Semiconductor Equipment – 0.2%
Advantest Corp.	19,131	1,092,726
Disco Corp.	4,252	1,037,879
SUMCO Corp.	10,600	163,102
Xinyi Solar Holdings Ltd.	580,506	558,237
		2,851,944
Semiconductors – 0.5%
Nanya Technology Corp.	166,000	346,341
Novatek Microelectronics Corp.	83,029	645,278
Phison Electronics Corp.	21,024	211,566
Realtek Semiconductor Corp.	12,908	131,565
Semiconductor Manufacturing International Corp.	95,000	333,258	(a)
Silergy Corp.	7,000	455,524
SK Hynix Inc.	4,255	303,800
STMicroelectronics N.V.	124,315	3,387,557
Taiwan Semiconductor Manufacturing Company Ltd.	261,962	2,797,626
Vanguard International Semiconductor Corp.	62,534	166,277
		8,778,792
Soft Drinks – 0.1%
Coca-Cola Amatil Ltd.	98,777	593,600
Coca-Cola Femsa SAB de C.V.	16,700	72,721
Fraser & Neave Holdings Bhd	20,307	154,222
Osotspa PCL	107,700	133,205
		953,748
Specialty Chemicals – 0.1%
Evonik Industries AG	17,455	444,440
JSR Corp.	37,761	733,170
		1,177,610
Specialty Stores – 0.0% *
Jarir Marketing Co.	8,436	330,693
JUMBO S.A.	15,617	280,644
		611,337
Steel – 0.2%
Fortescue Metals Group Ltd.	273,749	2,655,127
Magnitogorsk Iron & Steel Works PJSC	24,641	165,580
Maruichi Steel Tube Ltd.	10,942	272,960
Severstal PAO GDR	10,936	132,343
		3,226,010
Systems Software – 0.1%
Oracle Corporation Japan	7,537	894,729

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Technology Distributors – 0.0% *
Synnex Technology International Corp.	191,768	$271,691
WPG Holdings Ltd.	228,537	304,929
		576,620
Technology Hardware, Storage & Peripherals – 0.5%
Asustek Computer Inc.	7,561	55,554
Brother Industries Ltd.	8,600	155,506
Canon Inc.	25,866	516,406
Chicony Electronics Company Ltd.	84,353	244,505
Compal Electronics Inc.	600,693	393,183
FUJIFILM Holdings Corp.	70,254	3,009,498
Inventec Corp.	243,628	207,989
Lite-On Technology Corp.	227,240	357,824
Pegatron Corp.	41,000	88,936
Quanta Computer Inc.	414,635	1,003,186
Samsung Electronics Company Ltd.	34,122	1,510,500
Wistron Corp.	407,607	497,598
		8,040,685
Textiles – 0.0% *
Formosa Taffeta Company Ltd.	109,043	135,078
Tires & Rubber – 0.4%
Bridgestone Corp.	104,309	3,369,427
Cie Generale des Etablissements Michelin SCA	33,074	3,446,330
Sumitomo Rubber Industries Ltd.	33,331	330,402
The Yokohama Rubber Company Ltd.	23,110	327,048
		7,473,207
Tobacco – 0.1%
British American Tobacco PLC	64,293	2,458,853
Trading Companies & Distributors – 0.6%
Ferguson PLC	43,929	3,581,777
ITOCHU Corp.	262,520	5,685,099
Marubeni Corp.	306,743	1,394,511
Posco International Corp.	7,080	82,613
		10,744,000
Water Utilities – 0.0% *
Aguas Andinas S.A., Class A	356,511	120,865
Guangdong Investment Ltd.	180,057	310,580
		431,445
Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	160,100	1,081,011
Intouch Holdings PCL	322,000	589,216
KDDI Corp.	173,562	5,182,914
NTT DOCOMO Inc.	146,191	3,884,317
SK Telecom Company Ltd.	823	144,945
Taiwan Mobile Company Ltd.	152,195	570,757
Vodacom Group Ltd.	92,190	653,293
		12,106,453
Total Common Stock (Cost $381,761,708)		387,078,500
Preferred Stock – 0.3%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	10,940	531,267
Hyundai Motor Co.	3,320	153,700
Hyundai Motor Co.	5,235	250,316
		935,283
Commodity Chemicals – 0.0% *
FUCHS PETROLUB SE	13,546	544,296
LG Chem Ltd.	605	127,283
		671,579
Diversified Banks – 0.1%
Itausa - Investimentos Itau S.A.	432,747	755,818
Integrated Telecommunication Services – 0.0% *
Telefonica Brasil S.A.	61,570	538,575

		Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.		58,226	$2,268,151
Total Preferred Stock (Cost $6,312,838)			5,169,406

Total Foreign Equity (Cost $388,074,546)			392,247,906

		Principal Amount	Fair Value
Bonds and Notes – 35.1%
U.S. Treasuries – 14.3%
U.S. Treasury Bonds
1.13%	05/15/40	$250,000	247,695
1.25%	05/15/50	450,000	432,422
2.00%	02/15/50	950,000	1,088,047
2.25%	08/15/46 - 08/15/49	1,300,000	1,554,891
2.38%	11/15/49	850,000	1,049,750
2.50%	02/15/45 - 05/15/46	1,810,000	2,241,010
2.75%	11/15/42 - 11/15/47	1,550,000	2,015,937
2.88%	05/15/43 - 05/15/49	2,600,000	3,456,438
3.00%	05/15/42 - 02/15/49	6,350,000	8,629,743
3.13%	02/15/43 - 05/15/48	1,800,000	2,474,907
3.38%	05/15/44 - 11/15/48	900,000	1,311,328
3.63%	08/15/43 - 02/15/44	1,040,000	1,520,822
3.75%	08/15/41 - 11/15/43	900,000	1,333,469
4.25%	05/15/39 - 11/15/40	600,000	930,469
4.38%	02/15/38 - 05/15/40	1,500,000	2,339,015
4.50%	02/15/36	1,700,000	2,602,328
4.63%	02/15/40	300,000	486,516
5.25%	02/15/29	200,000	278,844
5.50%	08/15/28	200,000	278,844
6.00%	02/15/26	427,000	560,504
6.13%	08/15/29	200,000	298,656
6.38%	08/15/27	200,000	282,688
7.63%	11/15/22 - 02/15/25	500,000	620,227
U.S. Treasury Inflation Indexed Bonds
0.25%	02/15/50	498,740	560,536
0.63%	02/15/43	1,171,191	1,380,048
0.75%	02/15/42 - 02/15/45	2,705,418	3,281,536
0.88%	02/15/47	1,019,866	1,302,092
1.00%	02/15/46 - 02/15/49	2,919,611	3,849,954
1.38%	02/15/44	1,100,350	1,503,139
1.75%	01/15/28	979,288	1,169,468
2.00%	01/15/26	646,035	750,830
2.13%	02/15/40 - 02/15/41	1,529,305	2,275,462
2.38%	01/15/25 - 01/15/27	3,142,310	3,699,269
2.50%	01/15/29	1,194,440	1,532,480
3.38%	04/15/32	577,908	860,801
3.63%	04/15/28	602,509	811,615
3.88%	04/15/29	1,013,974	1,434,619
U.S. Treasury Inflation Indexed Notes
0.13%	01/15/22 - 01/15/30	22,652,830	23,520,993
0.25%	01/15/25 - 07/15/29	6,115,436	6,536,410
0.38%	07/15/23 - 07/15/27	10,785,048	11,503,998
0.50%	04/15/24 - 01/15/28	4,177,450	4,516,233
0.63%	07/15/21 - 01/15/26	11,668,440	12,219,941
0.75%	07/15/28	2,538,751	2,864,667
0.88%	01/15/29	1,929,678	2,202,059
U.S. Treasury Notes
0.13%	05/15/23	1,000,000	998,594
0.25%	04/15/23 - 06/30/25	2,800,000	2,799,266
0.38%	04/30/25	1,000,000	1,004,375
0.50%	03/15/23 - 05/31/27	5,000,000	5,035,390
0.63%	05/15/30	800,000	797,875
1.13%	07/31/21 - 02/28/27	6,500,000	6,683,476
1.25%	10/31/21 - 08/31/24	1,500,000	1,535,234
1.38%	01/31/22 - 08/31/26	4,000,000	4,142,812
1.50%	09/30/21 - 02/15/30	13,100,000	13,567,512
1.63%	08/31/22 - 08/15/29	6,840,000	7,236,336
1.75%	11/30/21 - 11/15/29	7,800,000	8,164,516

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
1.88%	01/31/22 - 07/31/26	$6,700,000	$6,951,562
2.00%	10/31/22 - 08/15/25	6,944,000	7,379,453
2.13%	09/30/21 - 05/31/26	7,900,000	8,406,779
2.25%	07/31/21 - 11/15/27	6,590,000	7,261,266
2.38%	01/31/23 - 05/15/29	4,400,000	4,839,749
2.50%	08/15/23 - 01/31/25	3,000,000	3,263,516
2.63%	02/28/23 - 02/15/29	6,500,000	7,178,008
2.75%	09/15/21 - 02/15/28	6,900,000	7,544,681
2.88%	10/15/21 - 08/15/28	8,800,000	9,745,101
3.00%	10/31/25	500,000	570,469
3.13%	11/15/28	1,400,000	1,692,687
			240,609,357
Agency Mortgage Backed – 6.6%
Federal Home Loan Banks
1.63%	12/20/21	395,000	403,212
1.88%	07/07/21	925,000	940,836
2.50%	02/13/24	440,000	474,641
3.25%	11/16/28	125,000	148,941
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	643,676
2.50%	01/01/28 - 02/01/32	1,630,599	1,711,954	(d)
2.50%	07/01/50	1,600,000	1,669,182
2.51%	11/25/22	300,000	312,012
3.00%	07/01/30 - 02/01/50	9,914,719	10,508,190	(d)
3.50%	03/01/26 - 11/01/49	7,647,602	8,185,275	(d)
4.00%	06/01/42 - 03/01/49	3,389,250	3,660,326	(d)
4.50%	05/01/42 - 03/01/49	947,650	1,020,654	(d)
5.50%	01/01/38 - 04/01/39	256,087	297,001	(d)
6.00%	06/01/37 - 11/01/37	257,348	307,279	(d)
6.25%	07/15/32	250,000	393,212
Federal National Mortgage Assoc.
0.25%	05/22/23	500,000	499,650
1.63%	01/07/25	450,000	473,872
1.75%	07/02/24	225,000	237,586
2.00%	07/01/50	500,000	510,102
2.13%	04/24/26	700,000	762,776
2.25%	04/12/22	425,000	440,491
2.50%	09/01/28 - 11/01/49	3,114,481	3,260,985	(d)
2.50%	06/01/40 - 07/01/50	2,496,104	2,604,405
2.63%	01/11/22	500,000	518,515
3.00%	01/01/28 - 05/01/47	8,739,233	9,313,494	(d)
3.00%	06/01/50	997,024	1,052,083
3.50%	01/01/27 - 09/01/49	9,196,486	9,798,104	(d)
3.50%	06/01/50	324,224	342,491
4.00%	10/01/41 - 12/01/48	7,725,285	8,365,421	(d)
4.50%	01/01/27 - 09/01/49	3,108,952	3,430,643	(d)
5.00%	12/01/39 - 05/01/41	203,104	231,679	(d)
5.50%	12/01/35 - 04/01/38	921,745	1,077,524	(d)
6.00%	03/01/34 - 08/01/37	1,218,420	1,446,476	(d)
6.63%	11/15/30	100,000	154,833
2.00%	TBA	425,000	439,662	(e)
2.50%	TBA	1,050,000	1,096,788	(e)
3.00%	TBA	3,000,000	3,159,630	(e)
3.50%	TBA	1,925,000	2,023,008	(e)
4.00%	TBA	500,000	529,825	(e)
4.50%	TBA	500,000	537,255	(e)
Government National Mortgage Assoc.
2.50%	05/20/45	194,939	207,434	(d)
3.00%	10/15/42 - 12/20/49	6,154,508	6,552,698	(d)
3.00%	06/20/50	1,000,000	1,060,776
3.50%	03/20/45 - 11/20/49	8,156,467	8,700,466	(d)
3.50%	12/20/47	488,692	519,578
4.00%	12/20/40 - 07/20/49	3,807,072	4,129,394	(d)
4.50%	05/20/40 - 01/20/49	1,685,183	1,857,965	(d)
5.00%	08/15/41	1,005,529	1,148,237	(d)
2.50%	TBA	1,400,000	1,473,458	(e)
3.00%	TBA	1,025,000	1,085,741	(e)
3.50%	TBA	250,000	263,770	(e)
4.00%	TBA	300,000	318,054	(e)
			110,301,260

		Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
1.48%	04/25/30	$69,643	$72,329
1.56%	04/25/30	40,000	41,734
1.87%	03/25/53	58,333	62,349
2.75%	01/25/26	300,000	327,761
3.18%	11/25/28	297,417	330,116
3.30%	04/25/23	100,000	106,926	(f)
3.39%	03/25/24	200,000	218,487
3.49%	01/25/24	300,000	327,199
3.56%	01/25/29	200,000	236,991
3.78%	08/25/28	193,440	218,409
Federal National Mortgage Assoc.
3.18%	06/25/27	261,000	295,006	(f)
3.50%	07/25/28	500,000	580,789	(f)
3.78%	08/25/30	200,000	239,747	(f)
			3,057,843
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	176,791
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	77,801
BA Credit Card Trust
3.10%	12/15/23	200,000	205,641
Capital One Multi-Asset Execution Trust
2.84%	12/15/24	250,000	259,820
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	159,103
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	67,274
3.04%	07/15/24	60,000	62,425
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	189,000	189,290
GM Financial Consumer Automobile Receivables Trust 2019-3
2.18%	04/16/24	100,000	102,275
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	51,578
			1,351,998
Corporate Notes – 12.5%
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32%	03/26/41	500,000	673,370	(f)
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	54,661
3.25%	02/14/24	75,000	81,729
3.38%	03/01/29	50,000	57,602
3.63%	09/14/28	25,000	29,045
4.00%	09/14/48	55,000	68,391
Abbott Laboratories
2.55%	03/15/22	130,000	134,767
3.75%	11/30/26	57,000	66,317
4.75%	11/30/36	100,000	133,977
4.90%	11/30/46	100,000	143,102
AbbVie Inc.
2.30%	11/21/22	350,000	362,075	(c)
2.60%	11/21/24	50,000	53,052	(c)
3.20%	11/21/29	105,000	115,257	(c)
3.25%	10/01/22	50,000	52,365	(c)
3.38%	11/14/21	100,000	103,604
3.75%	11/14/23	35,000	38,240
4.05%	11/21/39	535,000	625,506	(c)
4.25%	11/14/28	15,000	17,695
4.25%	11/21/49	45,000	54,469	(c)
4.30%	05/14/36	100,000	117,962
4.40%	11/06/42	150,000	180,663
4.50%	05/14/35	70,000	84,561
4.70%	05/14/45	50,000	62,272
4.75%	03/15/45	100,000	124,217	(c)
4.88%	11/14/48	25,000	32,613
Adobe Inc.
1.90%	02/01/25	300,000	316,827
3.25%	02/01/25	70,000	77,865

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Advocate Health & Hospitals Corp.
3.39%	10/15/49	$25,000	$27,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	99,828
4.45%	10/01/25 - 04/03/26	150,000	143,687
6.50%	07/15/25	150,000	157,398
Aetna Inc.
2.75%	11/15/22	50,000	52,059
Aflac Inc.
3.63%	11/15/24	50,000	56,571
African Development Bank
0.75%	04/03/23	300,000	303,690
2.13%	11/16/22	100,000	104,282
3.00%	09/20/23	150,000	162,766
Agilent Technologies Inc.
2.10%	06/04/30	115,000	118,045
2.75%	09/15/29	25,000	27,156
Air Lease Corp.
3.38%	07/01/25	95,000	95,435
3.88%	07/03/23	50,000	50,781
4.25%	02/01/24	100,000	102,256
Air Products & Chemicals Inc.
1.50%	10/15/25	10,000	10,329
2.05%	05/15/30	10,000	10,490
2.70%	05/15/40	25,000	26,283
2.80%	05/15/50	20,000	21,027
Aircastle Ltd.
4.13%	05/01/24	20,000	18,860
5.00%	04/01/23	20,000	19,589
5.50%	02/15/22	20,000	20,102
Alabama Power Co.
3.45%	10/01/49	50,000	55,268
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	111,142
4.00%	02/01/50	25,000	30,419
4.70%	07/01/30	15,000	18,359
Alibaba Group Holding Ltd.
3.13%	11/28/21	100,000	102,433
4.00%	12/06/37	100,000	115,188
4.20%	12/06/47	60,000	73,571
Alleghany Corp.
3.63%	05/15/30	300,000	319,977
Allegion PLC
3.50%	10/01/29	15,000	15,769
Ally Financial Inc.
5.80%	05/01/25	300,000	334,830
Alphabet Inc.
3.38%	02/25/24	125,000	137,420
Altria Group Inc.
2.35%	05/06/25	220,000	231,205
2.63%	09/16/26	100,000	106,447
3.40%	05/06/30	210,000	226,033
3.80%	02/14/24	20,000	21,886
4.25%	08/09/42	113,000	118,925
4.45%	05/06/50	220,000	240,504
4.80%	02/14/29	40,000	46,676
5.38%	01/31/44	70,000	84,181
5.80%	02/14/39	15,000	18,638
5.95%	02/14/49	40,000	52,157
6.20%	02/14/59	15,000	19,995
Amazon.com Inc.
0.40%	06/03/23	105,000	105,122
0.80%	06/03/25	135,000	136,118
1.50%	06/03/30	165,000	167,520
2.50%	06/03/50	80,000	81,822
3.15%	08/22/27	100,000	114,213
3.88%	08/22/37	100,000	122,759
4.25%	08/22/57	100,000	133,059
4.80%	12/05/34	150,000	204,477
America Movil SAB de C.V.
2.88%	05/07/30	200,000	211,134
3.13%	07/16/22	50,000	51,715

		Principal Amount	Fair Value
6.13%	03/30/40	$100,000	$143,052
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	08/15/33	73,845	68,061
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	30,725
American Electric Power Company Inc.
3.20%	11/13/27	100,000	109,997
American Express Co.
2.50%	07/30/24	300,000	317,304
2.75%	05/20/22	100,000	103,880
3.00%	10/30/24	100,000	108,123
3.40%	02/27/23	100,000	106,809
3.63%	12/05/24	50,000	55,295
3.70%	11/05/21	25,000	25,992
American Financial Group Inc.
3.50%	08/15/26	65,000	69,347
American Homes 4 Rent LP
4.90%	02/15/29	100,000	111,760
American Honda Finance Corp.
1.95%	05/20/22	15,000	15,350
2.40%	06/27/24	25,000	26,318
2.60%	11/16/22	100,000	104,211
3.38%	12/10/21	100,000	103,941
American International Group Inc.
2.50%	06/30/25	100,000	105,876
3.40%	06/30/30	100,000	108,209
4.25%	03/15/29	100,000	115,089
4.38%	06/30/50	65,000	75,117
4.50%	07/16/44	50,000	57,556
4.88%	06/01/22	100,000	107,885
American Tower Corp.
2.40%	03/15/25	100,000	105,047
3.50%	01/31/23	150,000	160,222
3.95%	03/15/29	100,000	113,868
American Water Capital Corp.
2.80%	05/01/30	200,000	218,342
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,601
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	112,311
Amgen Inc.
1.90%	02/21/25	315,000	328,885
2.20%	02/21/27	200,000	210,216
2.30%	02/25/31	300,000	312,159
2.45%	02/21/30	225,000	237,883
3.15%	02/21/40	275,000	294,929
3.20%	11/02/27	100,000	112,227
3.38%	02/21/50	75,000	82,916
4.56%	06/15/48	50,000	64,798
4.66%	06/15/51	105,000	139,814
Amphenol Corp.
2.80%	02/15/30	50,000	53,413
4.35%	06/01/29	25,000	29,634
Analog Devices Inc.
2.50%	12/05/21	100,000	102,361
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	176,068
4.90%	02/01/46	120,000	145,514
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	200,000	224,868
4.00%	04/13/28	55,000	63,476
4.35%	06/01/40	300,000	342,762
4.38%	04/15/38	215,000	243,640
4.50%	06/01/50	400,000	475,252
4.60%	04/15/48	135,000	157,810
4.75%	01/23/29 - 04/15/58	105,000	126,622
5.45%	01/23/39	35,000	44,184
5.55%	01/23/49	65,000	86,315
5.80%	01/23/59	25,000	35,295
Anthem Inc.
3.30%	01/15/23	100,000	106,473
3.70%	08/15/21 - 09/15/49	237,000	254,133

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.38%	12/01/47	$65,000	$80,785
4.65%	01/15/43	100,000	126,530
Aon Corp.
2.80%	05/15/30	300,000	321,162
3.75%	05/02/29	25,000	28,565
4.50%	12/15/28	100,000	118,593
Appalachian Power Co.
3.70%	05/01/50	300,000	336,114
Apple Inc.
0.75%	05/11/23	200,000	201,792
2.40%	01/13/23 - 05/03/23	550,000	581,051
2.50%	02/09/22	150,000	154,968
2.65%	05/11/50	200,000	209,838
2.75%	01/13/25	50,000	54,325
3.00%	11/13/27	100,000	112,469
3.25%	02/23/26	60,000	67,327
3.75%	11/13/47	50,000	61,246
4.38%	05/13/45	65,000	85,871
4.50%	02/23/36	150,000	199,330
4.65%	02/23/46	585,000	804,305
Applied Materials Inc.
3.90%	10/01/25	160,000	183,806
Aptiv Corp.
4.15%	03/15/24	50,000	53,880
Arch Capital Finance LLC
4.01%	12/15/26	100,000	113,191
5.03%	12/15/46	100,000	129,384
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	142,018
Ares Capital Corp.
4.20%	06/10/24	65,000	66,483
Arizona Public Service Co.
4.25%	03/01/49	25,000	29,602
Arrow Electronics Inc.
4.00%	04/01/25	40,000	42,707
Ascension Health
3.95%	11/15/46	125,000	156,591
Asian Development Bank
0.63%	04/07/22	300,000	301,920
1.50%	10/18/24	300,000	313,965
1.75%	09/19/29	50,000	53,816
1.88%	07/19/22 - 01/24/30	500,000	533,383
2.13%	03/19/25	200,000	215,574
2.63%	01/30/24	200,000	216,138
2.75%	03/17/23	295,000	314,399
3.13%	09/26/28	25,000	29,567
Assurant Inc.
4.90%	03/27/28	50,000	54,374
AstraZeneca PLC
3.50%	08/17/23	25,000	27,053
4.00%	01/17/29	20,000	23,881
4.38%	08/17/48	20,000	26,440
6.45%	09/15/37	50,000	75,155
AT&T Inc.
2.75%	06/01/31	100,000	104,154
3.00%	02/15/22	400,000	416,504
3.40%	05/15/25	100,000	109,746
3.60%	07/15/25	400,000	443,780
3.65%	06/01/51	100,000	104,924
4.10%	02/15/28	106,000	121,073
4.30%	02/15/30	20,000	23,422
4.35%	03/01/29 - 06/15/45	550,000	638,452
4.50%	05/15/35 - 03/09/48	145,000	170,297
4.75%	05/15/46	150,000	176,730
4.85%	03/01/39	450,000	543,523
5.15%	03/15/42	50,000	62,391
5.55%	08/15/41	154,000	199,010
6.10%	07/15/40	150,000	197,734
6.25%	03/29/41	100,000	135,741
Athene Holding Ltd.
6.15%	04/03/30	300,000	344,634

		Principal Amount	Fair Value
Atmos Energy Corp.
4.30%	10/01/48	$100,000	$128,292
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	50,000	57,124
AutoNation Inc.
3.80%	11/15/27	50,000	51,661
AutoZone Inc.
3.75%	04/18/29	100,000	113,205
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	44,403
3.45%	06/01/25	115,000	128,177
Avangrid Inc.
3.20%	04/15/25	200,000	218,854
3.80%	06/01/29	50,000	57,912
AXA S.A.
8.60%	12/15/30	100,000	144,680
Baidu Inc.
3.08%	04/07/25	200,000	210,020
4.38%	03/29/28	100,000	112,737
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	52,127
3.34%	12/15/27	50,000	53,409
4.08%	12/15/47	50,000	52,059
Banco Santander S.A.
3.13%	02/23/23	100,000	104,073
3.31%	06/27/29	300,000	324,498
3.80%	02/23/28	100,000	108,024
4.25%	04/11/27	100,000	110,575
Bank of America Corp.
3.50%	04/19/26	145,000	163,189
3.88%	08/01/25	50,000	56,641
3.95%	04/21/25	55,000	60,895
4.00%	04/01/24	50,000	55,460
4.18%	11/25/27	100,000	114,327
6.11%	01/29/37	100,000	141,940
Bank of America Corp. (1.31% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32%	06/19/26	150,000	150,666	(f)
Bank of America Corp. (2.02% fixed rate until 02/13/25; 0.64% + 3 month USD LIBOR thereafter)
2.02%	02/13/26	500,000	517,070	(f)
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46%	10/22/25	100,000	105,109	(f)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	75,000	79,486	(f)
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88%	10/22/30	100,000	108,008	(f)
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	600,000	629,964	(f)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	55,171	(f)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	119,147	(f)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	600,000	650,652	(f)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	106,764	(f)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	100,000	111,694	(f)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	100,000	120,897	(f)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	$100,000	$114,623	(f)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	182,187	(f)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	50,000	60,988	(f)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	128,149	(f)
Bank of America Corp.(4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR therefter)
4.08%	03/20/51	200,000	247,372	(f)
Bank of Montreal
2.05%	11/01/22	20,000	20,661
2.90%	03/26/22	50,000	52,094
3.30%	02/05/24	400,000	433,652
Banner Health
2.34%	01/01/30	275,000	283,495
Barclays PLC
3.65%	03/16/25	50,000	54,206
4.38%	01/12/26	200,000	225,774
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	300,000	298,971	(f)
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	200,000	208,630	(f)
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	100,000	105,274	(f)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	117,158	(f)
BAT Capital Corp.
2.76%	08/15/22	100,000	103,568
2.79%	09/06/24	500,000	525,815
3.56%	08/15/27	100,000	107,678
Baxalta Inc.
4.00%	06/23/25	30,000	34,384
Baxter International Inc.
2.60%	08/15/26	130,000	142,076
3.75%	10/01/25	300,000	342,030	(c)
BBVA USA
3.88%	04/10/25	50,000	53,168
Becton Dickinson and Co.
3.70%	06/06/27	66,000	73,681
3.73%	12/15/24	50,000	55,194
3.79%	05/20/50	390,000	433,173
Bell Canada Inc.
4.30%	07/29/49	30,000	36,746
Berkshire Hathaway Energy Co.
4.05%	04/15/25	300,000	343,164	(c)
4.25%	10/15/50	200,000	251,252	(c)
4.45%	01/15/49	100,000	128,088
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	100,000	104,816
4.20%	08/15/48	100,000	126,568
4.25%	01/15/49	100,000	128,126
Best Buy Company Inc.
4.45%	10/01/28	25,000	28,970
Biogen Inc.
2.25%	05/01/30	235,000	237,576
4.05%	09/15/25	80,000	91,773
5.20%	09/15/45	50,000	64,929
Black Hills Corp.
3.88%	10/15/49	25,000	26,780
4.35%	05/01/33	30,000	33,225
BlackRock Inc.
1.90%	01/28/31	25,000	25,589

		Principal Amount	Fair Value
2.40%	04/30/30	$20,000	$21,550
3.25%	04/30/29	60,000	68,750
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	21,049
Booking Holdings Inc.
3.55%	03/15/28	100,000	109,450
BorgWarner Inc.
2.65%	07/01/27	25,000	25,700
Boston Properties LP
3.40%	06/21/29	50,000	55,141
3.85%	02/01/23	150,000	160,275
Boston Scientific Corp.
1.90%	06/01/25	125,000	129,355
2.65%	06/01/30	200,000	208,244
4.55%	03/01/39	50,000	61,176
BP Capital Markets America Inc.
2.94%	04/06/23	500,000	529,015
3.19%	04/06/25	200,000	218,014
3.41%	02/11/26	50,000	55,314
3.94%	09/21/28	100,000	114,489
4.23%	11/06/28	50,000	58,274
BP Capital Markets PLC
2.50%	11/06/22	100,000	103,999
3.06%	03/17/22	110,000	114,369
BPCE S.A.
4.00%	04/15/24	50,000	55,437
Brandywine Operating Partnership LP
4.55%	10/01/29	25,000	26,260
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	51,486
2.60%	05/16/22	50,000	51,928	(c)
2.75%	02/15/23	50,000	52,671	(c)
2.90%	07/26/24	355,000	383,379	(c)
3.40%	07/26/29	55,000	63,506	(c)
3.45%	11/15/27	50,000	57,523	(c)
3.88%	08/15/25	300,000	341,490	(c)
4.13%	06/15/39	15,000	19,067	(c)
4.25%	10/26/49	40,000	52,733	(c)
4.35%	11/15/47	50,000	65,801	(c)
5.00%	08/15/45	50,000	70,360	(c)
5.25%	08/15/43	120,000	171,617	(c)
British Telecommunications PLC
9.63%	12/15/30	50,000	81,523
Brixmor Operating Partnership LP
4.05%	07/01/30	100,000	102,541
4.13%	05/15/29	50,000	51,827
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	103,859
Broadcom Inc.
2.25%	11/15/23	235,000	242,767	(c)
3.15%	11/15/25	240,000	255,478	(c)
3.46%	09/15/26	15,000	16,085	(c)
4.15%	11/15/30	250,000	271,877	(c)
4.30%	11/15/32	230,000	253,885	(c)
4.70%	04/15/25	300,000	338,253	(c)
4.75%	04/15/29	100,000	113,492	(c)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	88,331
Brookfield Finance Inc.
3.90%	01/25/28	100,000	109,401
Brown & Brown Inc.
4.50%	03/15/29	100,000	107,549
Brown-Forman Corp.
4.00%	04/15/38	30,000	35,413
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	54,606
Burlington Northern Santa Fe LLC
3.05%	02/15/51	300,000	324,960
3.55%	02/15/50	100,000	116,779
5.75%	05/01/40	200,000	280,462
California Institute of Technology
3.65%	09/01/19	20,000	22,137

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Camden Property Trust
2.80%	05/15/30	$10,000	$10,825
3.35%	11/01/49	10,000	10,759
4.10%	10/15/28	10,000	11,762
Campbell Soup Co.
2.38%	04/24/30	15,000	15,535
3.65%	03/15/23	15,000	16,029
4.15%	03/15/28	50,000	57,752
4.80%	03/15/48	20,000	26,223
Canadian Imperial Bank of Commerce
2.25%	01/28/25	200,000	209,582
3.10%	04/02/24	300,000	321,198
Canadian National Railway Co.
2.95%	11/21/24	155,000	166,871
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	159,673
3.85%	06/01/27	100,000	106,926
3.90%	02/01/25	50,000	53,665
Canadian Pacific Railway Co.
2.05%	03/05/30	20,000	20,503
2.90%	02/01/25	50,000	54,214
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	253,182
3.90%	01/29/24	125,000	136,035
4.20%	10/29/25	90,000	100,035
Cardinal Health Inc.
3.20%	03/15/23	50,000	52,801
Carrier Global Corp.
1.92%	02/15/23	10,000	10,196	(c)
2.24%	02/15/25	15,000	15,367	(c)
2.49%	02/15/27	15,000	15,267	(c)
2.72%	02/15/30	25,000	25,052	(c)
3.38%	04/05/40	15,000	14,603	(c)
3.58%	04/05/50	25,000	24,409	(c)
Caterpillar Financial Services Corp.
0.95%	05/13/22	100,000	101,018
1.95%	11/18/22	50,000	51,751
2.55%	11/29/22	50,000	52,510
3.15%	09/07/21	15,000	15,480
3.25%	12/01/24	100,000	110,430
Caterpillar Inc.
3.25%	04/09/50	300,000	334,257
3.80%	08/15/42	100,000	118,460
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	102,508
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	139,978
4.50%	04/01/44	50,000	63,952
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	365,000	370,566
3.70%	04/01/51	105,000	103,274
4.46%	07/23/22	100,000	106,673
4.80%	03/01/50	95,000	107,281
4.91%	07/23/25	135,000	154,682
6.48%	10/23/45	150,000	198,948
Cheniere Corpus Christi Holdings LLC
3.70%	11/15/29	45,000	46,000	(c)
Chevron Corp.
1.14%	05/11/23	200,000	203,428
2.41%	03/03/22	45,000	46,314
2.90%	03/03/24	50,000	53,772
2.95%	05/16/26	100,000	110,860
2.98%	05/11/40	215,000	230,497
3.08%	05/11/50	200,000	212,142
Choice Hotels International Inc.
3.70%	12/01/29	25,000	24,983
Chubb INA Holdings Inc.
4.35%	11/03/45	100,000	130,154
Cigna Corp.
2.40%	03/15/30	15,000	15,569
3.20%	03/15/40	410,000	435,891
3.40%	09/17/21 - 03/15/50	450,000	479,033

		Principal Amount	Fair Value
3.75%	07/15/23	$37,000	$40,164
4.38%	10/15/28	40,000	47,370
4.80%	08/15/38	30,000	38,010
4.90%	12/15/48	130,000	171,372
Cimarex Energy Co.
4.38%	03/15/29	50,000	51,303
Cintas Corporation No. 2
3.70%	04/01/27	100,000	113,530
Cisco Systems Inc.
5.90%	02/15/39	200,000	298,864
Citibank NA
3.40%	07/23/21	100,000	102,936
3.65%	01/23/24	100,000	109,657
Citigroup Inc.
2.70%	10/27/22	100,000	104,262
2.90%	12/08/21	100,000	102,979
3.88%	03/26/25	50,000	54,702
4.30%	11/20/26	100,000	113,709
4.45%	09/29/27	150,000	170,619
4.75%	05/18/46	50,000	63,302
5.88%	01/30/42	72,000	104,082
6.13%	08/25/36	155,000	206,341
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	500,000	509,570	(f)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	50,000	53,126	(f)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	100,000	107,500	(f)
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	107,953	(f)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	110,787	(f)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	114,299	(f)
Citigroup Inc. (4.41% fixed rate until 03/31/30; 3.91% + SOFR thereafter)
4.41%	03/31/31	500,000	593,275	(f)
Citizens Financial Group Inc.
2.50%	02/06/30	30,000	30,362
3.25%	04/30/30	65,000	69,844
Citrix Systems Inc.
3.30%	03/01/30	25,000	26,712
CME Group Inc.
3.00%	03/15/25	50,000	55,122
CNH Industrial Capital LLC
1.95%	07/02/23	65,000	65,578	(e)
3.88%	10/15/21	15,000	15,371
4.38%	04/05/22	15,000	15,734
CNH Industrial N.V.
3.85%	11/15/27	15,000	15,727
CNOOC Finance 2014 ULC
4.25%	04/30/24	300,000	329,760
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	164,263
Comcast Corp.
2.65%	02/01/30	35,000	38,058
3.15%	02/15/28	100,000	111,302
3.25%	11/01/39	550,000	605,803
3.38%	08/15/25	100,000	111,304
3.40%	04/01/30	500,000	572,525
3.45%	02/01/50	135,000	153,004
3.55%	05/01/28	100,000	114,555
3.70%	04/15/24	555,000	614,651
3.90%	03/01/38	100,000	118,764
3.95%	10/15/25	100,000	114,522
3.97%	11/01/47	100,000	119,169
4.00%	03/01/48	50,000	61,253
4.15%	10/15/28	45,000	53,915
4.25%	01/15/33	100,000	123,073
4.60%	10/15/38	130,000	164,944
4.70%	10/15/48	40,000	53,509

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Comerica Inc.
3.70%	07/31/23	$25,000	$26,808
4.00%	02/01/29	50,000	56,189
CommonSpirit Health
4.19%	10/01/49	100,000	102,793
Commonwealth Edison Co.
3.00%	03/01/50	200,000	211,298
4.00%	03/01/49	100,000	123,427
4.60%	08/15/43	150,000	192,859
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,396
4.30%	05/01/24	5,000	5,549
4.85%	11/01/28	25,000	30,140
5.30%	11/01/38	110,000	143,774
5.40%	11/01/48	20,000	27,611
Concho Resources Inc.
4.30%	08/15/28	25,000	27,432
4.85%	08/15/48	25,000	28,053
ConocoPhillips
6.50%	02/01/39	100,000	145,054
ConocoPhillips Co.
4.95%	03/15/26	300,000	358,959
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	115,548
3.95%	03/01/43	150,000	171,072
4.00%	12/01/28	25,000	29,511
4.13%	05/15/49	50,000	60,656
Constellation Brands Inc.
3.50%	05/09/27	100,000	110,742
3.75%	05/01/50	5,000	5,440
4.75%	11/15/24	100,000	115,090
5.25%	11/15/48	15,000	19,594
Consumers Energy Co.
3.50%	08/01/51	200,000	237,132
3.75%	02/15/50	100,000	121,200
4.05%	05/15/48	50,000	63,017
Cooperatieve Rabobank UA
2.75%	01/10/22	100,000	103,381
3.95%	11/09/22	100,000	105,867
4.63%	12/01/23	50,000	55,037
Corning Inc.
2.90%	05/15/22	55,000	56,919
3.90%	11/15/49	50,000	54,162
Corporation Andina de Fomento
2.13%	09/27/21	150,000	151,000
Costco Wholesale Corp.
3.00%	05/18/27	100,000	112,571
Council Of Europe Development Bank
2.63%	02/13/23	120,000	127,237
Credit Suisse AG
2.80%	04/08/22	300,000	311,175
2.95%	04/09/25	300,000	325,248
3.63%	09/09/24	50,000	55,211
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	50,000	66,171
Crown Castle International Corp.
2.25%	01/15/31	55,000	55,638
3.15%	07/15/23	155,000	165,259
3.80%	02/15/28	100,000	112,430
5.20%	02/15/49	50,000	66,244
CSX Corp.
2.60%	11/01/26	100,000	108,510
4.10%	03/15/44	68,000	82,130
4.50%	03/15/49	95,000	122,952
4.75%	11/15/48	65,000	86,233
CubeSmart LP
4.38%	02/15/29	15,000	17,457
CVS Health Corp.
2.63%	08/15/24	100,000	106,342
2.75%	12/01/22	150,000	156,423
3.38%	08/12/24	150,000	163,272

		Principal Amount	Fair Value
3.70%	03/09/23	$115,000	$123,438
4.10%	03/25/25	50,000	56,504
4.13%	04/01/40	400,000	472,104
4.30%	03/25/28	110,000	128,374
4.78%	03/25/38	445,000	550,594
5.05%	03/25/48	115,000	150,328
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	25,000	26,293
3.45%	11/15/29	30,000	31,212
Darden Restaurants Inc.
4.55%	02/15/48	15,000	14,287
Deere & Co.
3.90%	06/09/42	71,000	88,794
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	110,496	(c)
5.85%	07/15/25	300,000	344,451	(c)
6.02%	06/15/26	90,000	102,964	(c)
6.20%	07/15/30	100,000	117,218	(c)
8.10%	07/15/36	100,000	129,420	(c)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	120,457
Deutsche Bank AG
3.30%	11/16/22	100,000	102,611
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96%	11/26/25	50,000	52,427	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	50,000	78,232
Devon Energy Corp.
5.00%	06/15/45	100,000	89,346
DH Europe Finance II Sarl
3.40%	11/15/49	100,000	112,041
Diageo Capital PLC
1.38%	09/29/25	200,000	203,584
2.13%	04/29/32	200,000	207,302
Diageo Investment Corp.
2.88%	05/11/22	50,000	52,169
Diamondback Energy Inc.
2.88%	12/01/24	30,000	30,011
3.25%	12/01/26	20,000	20,067
3.50%	12/01/29	50,000	48,389
4.75%	05/31/25	65,000	69,634
Digital Realty Trust LP
4.45%	07/15/28	50,000	59,735
Discover Bank
4.20%	08/08/23	150,000	163,833
Discover Financial Services
4.50%	01/30/26	100,000	112,844
Discovery Communications LLC
3.45%	03/15/25	135,000	146,517
3.90%	11/15/24	50,000	54,518
4.65%	05/15/50	300,000	340,575
Dollar General Corp.
4.13%	05/01/28	70,000	81,859
Dollar Tree Inc.
3.70%	05/15/23	20,000	21,423
4.00%	05/15/25	50,000	56,223
4.20%	05/15/28	25,000	29,014
Dominion Energy Gas Holdings LLC
2.50%	11/15/24	300,000	317,244
Dominion Energy Inc.
3.38%	04/01/30	200,000	221,598
4.25%	06/01/28	50,000	57,565
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	73,517
DTE Electric Co.
2.25%	03/01/30	225,000	236,936
2.95%	03/01/50	225,000	233,422
3.70%	03/15/45	45,000	52,149
DTE Energy Co.
3.85%	12/01/23	50,000	54,301
Duke Energy Carolinas LLC
2.45%	02/01/30	200,000	216,038

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
3.05%	03/15/23	$50,000	$53,176
3.70%	12/01/47	50,000	59,262
3.95%	03/15/48	50,000	62,052
Duke Energy Corp.
2.45%	06/01/30	255,000	268,257
3.05%	08/15/22	139,000	145,059
Duke Energy Florida LLC
2.50%	12/01/29	350,000	377,496
3.20%	01/15/27	100,000	112,160
3.40%	10/01/46	100,000	112,068
3.80%	07/15/28	50,000	58,435
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	115,823
4.30%	02/01/49	100,000	127,770
Duke Energy Progress LLC
3.70%	09/01/28	100,000	116,075
Duke Realty LP
3.38%	12/15/27	50,000	55,746
Duke University
2.83%	10/01/55	250,000	262,787
DuPont de Nemours Inc.
2.17%	05/01/23	115,000	117,194
4.21%	11/15/23	50,000	54,835
4.73%	11/15/28	50,000	60,156
5.32%	11/15/38	15,000	18,994
5.42%	11/15/48	40,000	52,626
DXC Technology Co.
4.00%	04/15/23	300,000	314,700
4.13%	04/15/25	335,000	356,470
Eaton Vance Corp.
3.50%	04/06/27	100,000	108,171
eBay Inc.
1.90%	03/11/25	140,000	144,529
3.80%	03/09/22	145,000	152,191
Ecolab Inc.
2.38%	08/10/22	100,000	103,844
3.25%	12/01/27	70,000	79,027
Ecopetrol S.A.
4.13%	01/16/25	150,000	150,324
Edison International
4.13%	03/15/28	50,000	52,493
Eli Lilly & Co.
3.95%	03/15/49	50,000	63,787
Eli Lilly & Co.
2.25%	05/15/50	250,000	239,315
2.75%	06/01/25	22,000	24,041
3.38%	03/15/29	30,000	34,630
4.15%	03/15/59	50,000	65,355
Emera US Finance LP
3.55%	06/15/26	60,000	67,433
Emerson Electric Co.
1.95%	10/15/30	50,000	51,205
2.63%	02/15/23	100,000	105,248
Emory University
2.14%	09/01/30	65,000	67,001
2.97%	09/01/50	65,000	69,441
Enable Midstream Partners LP
4.95%	05/15/28	60,000	55,627
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	149,131
Enbridge Inc.
3.50%	06/10/24	65,000	69,972
Enel Chile S.A.
4.88%	06/12/28	50,000	56,042
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,586
4.50%	04/15/24	135,000	146,320
4.95%	06/15/28	75,000	80,786
5.25%	04/15/29	25,000	27,295
5.88%	01/15/24	300,000	334,476
6.00%	06/15/48	50,000	52,067
6.25%	04/15/49	125,000	133,195

		Principal Amount	Fair Value
6.50%	02/01/42	$150,000	$163,656
Entergy Corp.
2.80%	06/15/30	200,000	211,476
Entergy Louisiana LLC
4.05%	09/01/23	50,000	54,751
Entergy Texas Inc.
4.00%	03/30/29	100,000	116,691
4.50%	03/30/39	100,000	121,279
Enterprise Products Operating LLC
2.80%	01/31/30	200,000	208,526
3.50%	02/01/22	25,000	26,088
3.70%	02/15/26	35,000	39,374
3.90%	02/15/24	75,000	82,094
4.15%	10/16/28	25,000	28,514
4.20%	01/31/50	35,000	39,043
4.25%	02/15/48	25,000	27,500
4.45%	02/15/43	142,000	158,265
4.80%	02/01/49	25,000	29,893
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	44,995	(f)
EOG Resources Inc.
3.15%	04/01/25	80,000	87,469
4.38%	04/15/30	200,000	238,418
EPR Properties
4.95%	04/15/28	100,000	95,465
Equifax Inc.
2.60%	12/01/24	50,000	52,888
3.10%	05/15/30	30,000	31,915
Equinix Inc.
2.15%	07/15/30	115,000	114,502
2.63%	11/18/24	65,000	69,194
5.38%	05/15/27	30,000	32,687
Equinor ASA
2.45%	01/17/23	150,000	156,817
2.88%	04/06/25	300,000	324,330
3.63%	04/06/40	300,000	337,815
3.70%	04/06/50	200,000	228,056
3.95%	05/15/43	100,000	114,771
ERP Operating LP
3.00%	04/15/23	150,000	158,005
Essential Utilities Inc.
2.70%	04/15/30	200,000	209,306
Essex Portfolio LP
3.63%	05/01/27	100,000	110,973
European Bank for Reconstruction & Development
1.50%	02/13/25	300,000	314,373
European Investment Bank
0.63%	07/25/25	300,000	302,670
1.63%	03/14/25	600,000	633,516
2.00%	12/15/22	200,000	208,586
2.25%	06/24/24	250,000	268,775
2.50%	03/15/23	300,000	318,069
2.63%	03/15/24	285,000	308,986
2.88%	12/15/21	115,000	119,407
3.13%	12/14/23	200,000	219,410
Evergy Metro Inc.
2.25%	06/01/30	200,000	209,948
4.20%	06/15/47	100,000	122,722
Eversource Energy
2.90%	10/01/24	100,000	107,354
3.15%	01/15/25	125,000	135,412
Exelon Corp.
4.05%	04/15/30	200,000	231,062
Exelon Generation Company LLC
3.25%	06/01/25	295,000	318,211
Expedia Group Inc.
3.25%	02/15/30	35,000	32,609
Exxon Mobil Corp.
1.57%	04/15/23	500,000	513,075
1.90%	08/16/22	20,000	20,580
2.02%	08/16/24	50,000	52,191

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
2.44%	08/16/29	$50,000	$53,102
2.71%	03/06/25	50,000	53,655
2.99%	03/19/25	100,000	108,630
3.04%	03/01/26	250,000	274,542
3.10%	08/16/49	25,000	25,752
3.18%	03/15/24	150,000	162,711
4.23%	03/19/40	100,000	120,888
Fairfax Financial Holdings Ltd.
4.63%	04/29/30	25,000	26,928	(c)
Federal Realty Investment Trust
3.20%	06/15/29	50,000	51,729
FedEx Corp.
3.40%	02/15/28	100,000	107,980
4.05%	02/15/48	100,000	102,607
4.75%	11/15/45	95,000	105,742
5.25%	05/15/50	300,000	364,170
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	51,524
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	28,090
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	94,288
Fifth Third Bancorp
3.65%	01/25/24	400,000	435,992
Fifth Third Bank NA
2.88%	10/01/21	80,000	82,180
FirstEnergy Corp.
2.65%	03/01/30	215,000	224,875
3.40%	03/01/50	15,000	15,981
4.25%	03/15/23	30,000	32,430
7.38%	11/15/31	55,000	80,351
Fiserv Inc.
2.25%	06/01/27	100,000	104,907
2.65%	06/01/30	100,000	105,974
3.50%	07/01/29	45,000	50,562
3.80%	10/01/23	25,000	27,321
4.20%	10/01/28	30,000	35,214
4.40%	07/01/49	40,000	48,461
Flex Ltd.
4.88%	06/15/29	25,000	27,427
Florida Power & Light Co.
3.15%	10/01/49	255,000	289,053
4.13%	02/01/42	100,000	125,178
Fluor Corp.
4.25%	09/15/28	50,000	43,046
FMC Corp.
3.45%	10/01/29	50,000	54,116
FMS Wertmanagement
2.00%	08/01/22	200,000	207,112
2.75%	01/30/24	100,000	108,476
Fomento Economico Mexicano SAB de C.V.
3.50%	01/16/50	150,000	154,606
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	53,326
Fox Corp.
4.03%	01/25/24	125,000	138,305
FS KKR Capital Corp.
4.13%	02/01/25	25,000	24,148
GATX Corp.
3.50%	03/15/28	100,000	102,453
GE Capital Funding LLC
3.45%	05/15/25	200,000	209,444	(c)
4.40%	05/15/30	200,000	207,888	(c)
GE Capital International Funding Company Unlimited Co.
4.42%	11/15/35	600,000	607,620
General Dynamics Corp.
3.38%	05/15/23	50,000	53,917
3.75%	05/15/28	55,000	64,299
General Electric Co.
4.35%	05/01/50	55,000	54,254
5.88%	01/14/38	100,000	112,090
6.75%	03/15/32	100,000	121,781

		Principal Amount	Fair Value
General Mills Inc.
3.65%	02/15/24	$50,000	$54,696
4.55%	04/17/38	100,000	125,188
General Motors Co.
5.40%	10/02/23	200,000	216,532
6.80%	10/01/27	55,000	64,072
General Motors Financial Company Inc.
3.25%	01/05/23	50,000	51,017
3.45%	01/14/22	100,000	101,672
3.60%	06/21/30	200,000	195,100
3.70%	05/09/23	100,000	102,842
4.35%	01/17/27	100,000	103,944
4.38%	09/25/21	100,000	102,703
5.10%	01/17/24	300,000	321,375
5.20%	03/20/23	105,000	112,205
5.25%	03/01/26	55,000	59,940
Georgia Power Co.
2.20%	09/15/24	100,000	105,057
2.65%	09/15/29	100,000	105,540
4.30%	03/15/42	172,000	200,143
Georgia-Pacific LLC
8.88%	05/15/31	50,000	79,872
Gilead Sciences Inc.
3.25%	09/01/22	300,000	317,067
3.65%	03/01/26	200,000	228,744
3.70%	04/01/24	50,000	55,066
4.80%	04/01/44	150,000	201,610
GlaxoSmithKline Capital Inc.
3.63%	05/15/25	55,000	62,103
3.88%	05/15/28	100,000	117,887
GlaxoSmithKline Capital PLC
3.00%	06/01/24	300,000	324,504
Global Payments Inc.
2.90%	05/15/30	245,000	256,647
4.45%	06/01/28	100,000	116,575
Globe Life Inc.
4.55%	09/15/28	25,000	28,858
GLP Capital LP/GLP Financing II Inc.
5.25%	06/01/25	10,000	10,872
5.38%	11/01/23 - 04/15/26	30,000	32,567
5.75%	06/01/28	10,000	11,080
Halliburton Co.
2.92%	03/01/30	50,000	47,395
3.50%	08/01/23	6,000	6,283
5.00%	11/15/45	50,000	51,587
Hasbro Inc.
3.00%	11/19/24	50,000	52,201
HCA Inc.
4.50%	02/15/27	30,000	33,407
4.75%	05/01/23	30,000	32,478
5.00%	03/15/24	50,000	55,540
5.25%	04/15/25 - 06/15/26	70,000	80,487
5.50%	06/15/47	35,000	42,729
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	32,422
Healthpeak Properties Inc.
2.88%	01/15/31	100,000	102,820
3.00%	01/15/30	50,000	52,246
3.25%	07/15/26	100,000	109,149
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	51,581
4.45%	10/02/23	200,000	218,610
4.65%	10/01/24	300,000	336,813
6.35%	10/15/45	150,000	183,496
Highwoods Realty LP
4.20%	04/15/29	25,000	27,033
Honeywell International Inc.
1.35%	06/01/25	50,000	51,241
2.70%	08/15/29	30,000	33,114
3.35%	12/01/23	50,000	54,554
5.38%	03/01/41	100,000	140,664

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Host Hotels & Resorts LP
3.38%	12/15/29	$100,000	$95,387
Howmet Aerospace Inc.
5.90%	02/01/27	200,000	213,414
HP Inc.
6.00%	09/15/41	162,000	190,872
HSBC Holdings PLC
2.65%	01/05/22	100,000	102,770
3.90%	05/25/26	50,000	55,530
4.95%	03/31/30	500,000	600,770
5.25%	03/14/44	500,000	630,345
HSBC Holdings PLC (2.10% fixed rate until 06/04/25; 1.93% + SOFR thereafter)
2.10%	06/04/26	200,000	202,064	(f)
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63%	11/07/25	100,000	103,514	(f)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	107,979	(f)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	107,447	(f)
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97%	05/22/30	100,000	111,080	(f)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	100,000	111,499	(f)
Hubbell Inc.
3.50%	02/15/28	50,000	52,701
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	26,978
Humana Inc.
2.90%	12/15/22	100,000	104,539
Huntsman International LLC
4.50%	05/01/29	20,000	21,052
Husky Energy Inc.
4.00%	04/15/24	100,000	102,330
Hyatt Hotels Corp.
5.75%	04/23/30	25,000	27,484
IBM Credit LLC
3.60%	11/30/21	100,000	104,561
IDEX Corp.
3.00%	05/01/30	10,000	10,449
IHS Markit Ltd.
4.25%	05/01/29	85,000	97,628
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	110,222
3.50%	03/01/24	50,000	54,722
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	28,317
ING Groep N.V.
3.95%	03/29/27	100,000	114,893
Ingredion Inc.
2.90%	06/01/30	200,000	213,300
Intel Corp.
2.45%	11/15/29	135,000	145,728
2.60%	05/19/26	50,000	54,708
3.10%	02/15/60	35,000	38,735
3.25%	11/15/49	50,000	56,766
3.40%	03/25/25	300,000	336,594
3.75%	03/25/27	100,000	116,755
4.60%	03/25/40	500,000	663,515
4.95%	03/25/60	100,000	147,464
Inter-American Development Bank
1.25%	09/14/21	200,000	202,348
1.75%	03/14/25	500,000	529,900
2.00%	07/23/26	300,000	324,150
2.13%	01/15/25	200,000	214,852
2.38%	07/07/27	200,000	222,642
2.63%	01/16/24	300,000	323,934
3.00%	09/26/22	50,000	53,016

		Principal Amount	Fair Value
Intercontinental Exchange Inc.
2.10%	06/15/30	$155,000	$158,422
3.00%	06/15/50	115,000	120,057
3.45%	09/21/23	90,000	97,624
International Bank for Reconstruction & Development
0.63%	04/22/25	300,000	302,325
1.50%	08/28/24	200,000	209,066
1.75%	10/23/29	300,000	323,913
2.50%	03/19/24 - 07/29/25	300,000	328,218
2.75%	07/23/21	1,000,000	1,026,530
3.00%	09/27/23	150,000	163,018
International Business Machines Corp.
1.70%	05/15/27	200,000	204,258
1.95%	05/15/30	100,000	102,270
2.50%	01/27/22	50,000	51,589
2.85%	05/13/22 - 05/15/40	200,000	208,667
2.95%	05/15/50	300,000	307,818
3.50%	05/15/29	130,000	149,935
4.00%	06/20/42	150,000	179,892
4.15%	05/15/39	100,000	121,027
International Finance Corp.
0.50%	03/20/23	300,000	301,884
2.00%	10/24/22	100,000	103,922
2.13%	04/07/26	150,000	163,317
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	17,311
International Paper Co.
3.65%	06/15/24	50,000	55,113
Intuit Inc.
0.65%	07/15/23	65,000	65,186
Invesco Finance PLC
3.13%	11/30/22	100,000	105,741
Jabil Inc.
3.95%	01/12/28	100,000	107,009
4.70%	09/15/22	23,000	24,435
Jefferies Group LLC
5.13%	01/20/23	150,000	162,889
John Deere Capital Corp.
1.95%	06/13/22	300,000	308,427
2.70%	01/06/23	100,000	105,422
3.45%	06/07/23 - 03/13/25	75,000	83,154
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	175,000	184,919
2.90%	01/15/28	50,000	56,201
3.40%	01/15/38	25,000	29,568
3.50%	01/15/48	30,000	37,224
4.38%	12/05/33	150,000	197,358
Johnson Controls International PLC
3.63%	07/02/24	75,000	79,825	(g)
JPMorgan Chase & Co.
3.13%	01/23/25	50,000	54,450
3.25%	09/23/22	136,000	143,699
3.38%	05/01/23	150,000	160,233
4.50%	01/24/22	103,000	109,299
6.40%	05/15/38	100,000	154,371
JPMorgan Chase & Co. (2.01% fixed rate until 03/13/25; 1.59% + SOFR thereafter)
2.01%	03/13/26	500,000	518,695	(f)
JPMorgan Chase & Co. (2.08% fixed rate until 04/22/25; 1.85% + SOFR thereafter)
2.08%	04/22/26	150,000	155,904	(f)
JPMorgan Chase & Co. (2.30% fixed rate until 10/15/24; 1.16% + SOFR thereafter)
2.30%	10/15/25	625,000	655,231	(f)
JPMorgan Chase & Co. (2.52% fixed rate until 04/22/30; 2.04% + SOFR thereafter)
2.52%	04/22/31	650,000	686,640	(f)
JPMorgan Chase & Co. (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)
2.74%	10/15/30	300,000	321,513	(f)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	$35,000	$37,126	(f)
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/40; 2.46% + SOFR thereafter)
3.11%	04/22/41	600,000	646,974	(f)
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%	04/22/51	150,000	160,146	(f)
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	83,250	(f)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	50,000	55,852	(f)
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	75,000	85,950	(f)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	100,000	108,471	(f)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	50,000	59,089	(f)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	120,635	(f)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	113,789	(f)
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96%	11/15/48	100,000	120,581	(f)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	50,000	55,088	(f)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	50,000	59,712	(f)
Juniper Networks Inc.
3.75%	08/15/29	50,000	56,037
Kansas City Southern
3.50%	05/01/50	25,000	27,055
4.70%	05/01/48	50,000	63,049
Kellogg Co.
2.10%	06/01/30	65,000	66,045
2.65%	12/01/23	84,000	88,872
Kennametal Inc.
4.63%	06/15/28	25,000	26,317
Kentucky Utilities Co.
4.38%	10/01/45	40,000	48,700
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	107,247
3.80%	05/01/50	300,000	339,450
4.60%	05/25/28	50,000	59,970
4.99%	05/25/38	125,000	159,707
KeyBank NA
3.38%	03/07/23	150,000	160,603
3.90%	04/13/29	100,000	109,123
Keysight Technologies Inc.
3.00%	10/30/29	25,000	27,121
Kilroy Realty LP
3.45%	12/15/24	50,000	51,745
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	142,265
Kimco Realty Corp.
3.70%	10/01/49	50,000	46,618
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	272,492
Kinder Morgan Inc.
4.30%	06/01/25	115,000	129,196
5.05%	02/15/46	50,000	57,361

		Principal Amount	Fair Value
5.30%	12/01/34	$100,000	$114,878
KLA Corp.
4.65%	11/01/24	115,000	131,689
Kohl’s Corp.
9.50%	05/15/25	30,000	34,245
Koninklijke Philips N.V.
6.88%	03/11/38	100,000	150,561
Kreditanstalt fuer Wiederaufbau
1.63%	02/15/23	1,000,000	1,035,000
1.75%	09/15/21	100,000	101,788
2.00%	09/29/22 - 05/02/25	250,000	264,990
2.38%	12/29/22	300,000	315,696
2.50%	02/15/22	200,000	207,248
2.63%	02/28/24	225,000	243,740
2.88%	04/03/28	175,000	203,660
L3Harris Technologies Inc.
3.83%	04/27/25	50,000	55,935
3.85%	12/15/26	100,000	114,605
4.85%	04/27/35	40,000	50,854
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	109,030
Lam Research Corp.
3.80%	03/15/25	115,000	130,051
Landwirtschaftliche Rentenbank
0.50%	05/27/25	175,000	175,220
2.50%	11/15/27	100,000	112,666
Las Vegas Sands Corp.
2.90%	06/25/25	65,000	63,092
3.90%	08/08/29	40,000	39,455
Lazard Group LLC
4.38%	03/11/29	50,000	55,916
Lear Corp.
4.25%	05/15/29	25,000	25,639
5.25%	05/15/49	25,000	25,288
Leggett & Platt Inc.
3.50%	11/15/27	50,000	50,883
4.40%	03/15/29	100,000	106,951
Life Storage LP
4.00%	06/15/29	50,000	54,659
Lincoln National Corp.
3.63%	12/12/26	50,000	55,123
4.20%	03/15/22	117,000	123,392
4.38%	06/15/50	55,000	62,705
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	103,186
3.90%	03/12/24	100,000	108,714
4.45%	05/08/25	100,000	112,593
4.65%	03/24/26	50,000	55,981
Lloyds Banking Group PLC (2.86% fixed rate until 03/23/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	100,000	103,011	(f)
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%	07/09/25	300,000	326,370	(f)
Lockheed Martin Corp.
2.80%	06/15/50	50,000	52,499
3.60%	03/01/35	55,000	66,037
4.70%	05/15/46	150,000	204,804
Loews Corp.
2.63%	05/15/23	100,000	105,586
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	140,621
3.38%	09/15/25	30,000	33,563
5.00%	04/15/40	500,000	648,660
LYB International Finance BV
4.88%	03/15/44	100,000	117,340
LYB International Finance II BV
3.50%	03/02/27	100,000	109,007
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	105,673
M&T Bank Corp.
3.55%	07/26/23	50,000	54,265

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Magellan Midstream Partners LP
3.25%	06/01/30	$250,000	$264,670
Manulife Financial Corp.
2.48%	05/19/27	140,000	146,842
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	31,863
4.50%	04/01/48	25,000	25,692
4.75%	12/15/23	50,000	54,882
5.13%	12/15/26	50,000	57,800
Markel Corp.
3.50%	11/01/27	50,000	53,458
Marriott International Inc.
4.00%	04/15/28	50,000	49,559
4.63%	06/15/30	90,000	93,424
5.75%	05/01/25	40,000	43,468
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	110,848
4.38%	03/15/29	25,000	30,079
4.75%	03/15/39	100,000	128,302
4.90%	03/15/49	15,000	20,387
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	55,009
Masco Corp.
4.38%	04/01/26	40,000	45,439
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	156,852
Mastercard Inc.
2.00%	03/03/25	100,000	105,811
2.95%	11/21/26	100,000	112,293
McDonald’s Corp.
1.45%	09/01/25	30,000	30,783
2.13%	03/01/30	30,000	30,798
3.50%	07/01/27	200,000	227,430
3.63%	09/01/49	55,000	60,945
3.70%	02/15/42	150,000	167,101
3.80%	04/01/28	50,000	58,464
McKesson Corp.
3.80%	03/15/24	150,000	164,877
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	127,346
Medtronic Inc.
4.63%	03/15/45	82,000	110,109
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	95,000	120,873
Merck & Company Inc.
0.75%	02/24/26	115,000	114,917
1.45%	06/24/30	105,000	105,218
2.35%	06/24/40	145,000	148,001
2.40%	09/15/22	128,000	133,210
2.75%	02/10/25	70,000	75,991
3.40%	03/07/29	25,000	28,913
3.90%	03/07/39	25,000	30,861
4.00%	03/07/49	115,000	148,573
Mercy Health
4.30%	07/01/28	100,000	112,904
MetLife Inc.
4.13%	08/13/42	50,000	58,646
6.50%	12/15/32	150,000	219,103
Micron Technology Inc.
2.50%	04/24/23	300,000	311,787
4.64%	02/06/24	15,000	16,493
4.66%	02/15/30	100,000	116,317
Microsoft Corp.
1.55%	08/08/21	50,000	50,687
2.40%	02/06/22 - 08/08/26	600,000	648,867
2.53%	06/01/50	212,000	221,093
2.88%	02/06/24	50,000	53,955
3.45%	08/08/36	200,000	240,974
3.50%	02/12/35	65,000	79,114
3.70%	08/08/46	500,000	625,170
4.10%	02/06/37	63,000	81,376

		Principal Amount	Fair Value
Mid-America Apartments LP
4.20%	06/15/28	$100,000	$115,337
MidAmerican Energy Co.
4.25%	07/15/49	200,000	259,442
Mitsubishi UFJ Financial Group Inc.
2.19%	02/25/25	500,000	516,730
2.76%	09/13/26	50,000	53,326
3.22%	03/07/22	100,000	104,035
3.46%	03/02/23	100,000	106,688
3.78%	03/02/25	100,000	110,557
3.96%	03/02/28	100,000	114,849
4.05%	09/11/28	100,000	115,879
4.15%	03/07/39	70,000	83,873
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	107,016
4.02%	03/05/28	100,000	113,490
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	100,000	104,988	(f)
Mizuho Financial Group Inc.(2.72% fixed rate until 07/16/22; 0.84% + 3 month USD LIBOR thereafter)
2.72%	07/16/23	300,000	309,900	(f)
Mohawk Industries Inc.
3.63%	05/15/30	300,000	328,476
Molson Coors Beverage Co.
3.00%	07/15/26	95,000	98,430
Mondelez International Inc.
2.13%	04/13/23	300,000	310,695
4.13%	05/07/28	100,000	118,533
Moody’s Corp.
3.25%	05/20/50	300,000	323,649
4.88%	02/15/24 - 12/17/48	150,000	188,223
Morgan Stanley
2.63%	11/17/21	100,000	102,734
2.75%	05/19/22	100,000	103,818
3.13%	01/23/23	100,000	106,059
3.95%	04/23/27	50,000	56,077
4.00%	07/23/25	95,000	107,658
4.10%	05/22/23	150,000	162,054
4.35%	09/08/26	50,000	57,555
4.88%	11/01/22	150,000	163,105
5.50%	07/28/21	98,000	103,165
Morgan Stanley (2.19% fixed rate until 04/28/25; 1.99% + SOFR thereafter)
2.19%	04/28/26	335,000	349,124	(f)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	15,879	(f)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	500,000	571,520	(f)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	118,518	(f)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	113,844	(f)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	100,000	119,149	(f)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	125,861	(f)
Morgan Stanley (5.60% fixed rate until 03/24/2050; 4.84% + SOFR thereafter)
5.60%	03/24/51	200,000	303,716	(f)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	113,373
MPLX LP
4.00%	03/15/28	35,000	36,997
4.25%	12/01/27	35,000	38,077
4.50%	04/15/38	30,000	29,972
4.70%	04/15/48	25,000	25,464
4.80%	02/15/29	70,000	77,862
4.90%	04/15/58	25,000	24,575
5.50%	02/15/49	70,000	77,545

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
MUFG Americas Holdings Corp.
3.00%	02/10/25	$120,000	$129,589
MUFG Union Bank NA
3.15%	04/01/22	400,000	416,960
Mylan Inc.
4.55%	04/15/28	100,000	115,639
Nasdaq Inc.
3.25%	04/28/50	20,000	20,935
National Australia Bank Ltd.
2.80%	01/10/22	100,000	103,430
National Bank of Canada
2.10%	02/01/23	300,000	308,376
National Fuel Gas Co.
4.75%	09/01/28	50,000	50,557
National Oilwell Varco Inc.
3.60%	12/01/29	100,000	97,632
National Retail Properties Inc.
3.60%	12/15/26	100,000	105,889
National Rural Utilities Cooperative Finance Corp.
2.40%	03/15/30	200,000	214,180
3.40%	02/07/28	100,000	112,587
3.70%	03/15/29	50,000	57,724
4.40%	11/01/48	10,000	12,760
Newmont Corp.
2.25%	10/01/30	65,000	65,798
Nexen Inc.
6.40%	05/15/37	100,000	142,545
NextEra Energy Capital Holdings Inc.
2.40%	09/01/21	50,000	51,100
2.75%	05/01/25 - 11/01/29	330,000	357,515
3.15%	04/01/24	100,000	108,589
3.50%	04/01/29	100,000	113,287
NIKE Inc.
2.38%	11/01/26	50,000	54,639
2.40%	03/27/25	100,000	107,871
3.25%	03/27/40	100,000	111,899
NiSource Inc.
2.65%	11/17/22	40,000	41,770
3.60%	05/01/30	200,000	229,150
3.65%	06/15/23	100,000	108,017
4.38%	05/15/47	100,000	121,873
Noble Energy Inc.
3.25%	10/15/29	100,000	91,011
Nordic Investment Bank
0.38%	05/19/23	300,000	300,840
Nordstrom Inc.
4.38%	04/01/30	35,000	27,441
Norfolk Southern Corp.
3.05%	05/15/50	250,000	260,672
3.80%	08/01/28	30,000	34,660
3.94%	11/01/47	60,000	70,974
Northern States Power Co.
2.60%	06/01/51	200,000	204,104
Northern Trust Corp.
1.95%	05/01/30	190,000	196,065
3.65%	08/03/28	100,000	116,311
Northrop Grumman Corp.
2.55%	10/15/22	100,000	104,304
2.93%	01/15/25	50,000	54,029
3.25%	01/15/28	65,000	72,506
4.03%	10/15/47	75,000	90,207
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	51,923
Northwestern University
3.66%	12/01/57	10,000	12,534
Novartis Capital Corp.
2.20%	08/14/30	250,000	264,260
2.40%	09/21/22	102,000	106,232
3.00%	11/20/25	50,000	55,473
NSTAR Electric Co.
3.20%	05/15/27	100,000	112,239

		Principal Amount	Fair Value
Nucor Corp.
2.00%	06/01/25	$35,000	$36,248
2.70%	06/01/30	30,000	31,485
Nutrien Ltd.
3.63%	03/15/24	150,000	162,220
4.00%	12/15/26	100,000	112,500
5.00%	04/01/49	50,000	63,851
NXP BV/NXP Funding LLC
5.55%	12/01/28	100,000	122,075	(c)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	320,000	335,085	(c)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	116,979
Oesterreichische Kontrollbank AG
1.50%	02/12/25	300,000	313,191
2.63%	01/31/22	150,000	155,455
2.88%	09/07/21	100,000	103,035
Ohio Power Co.
4.15%	04/01/48	100,000	123,433
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	54,386
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	104,872
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	105,429
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	107,566
3.70%	11/15/28	100,000	117,263
3.80%	06/01/49	100,000	121,372
ONE Gas Inc.
4.50%	11/01/48	20,000	25,388
ONEOK Inc.
4.35%	03/15/29	50,000	52,380
6.35%	01/15/31	250,000	294,015
7.15%	01/15/51	225,000	274,284
ONEOK Partners LP
6.13%	02/01/41	162,000	174,359
Oracle Corp.
1.90%	09/15/21	500,000	508,365
2.50%	04/01/25	300,000	321,615
2.65%	07/15/26	100,000	108,160
2.80%	04/01/27	300,000	327,519
3.25%	05/15/30	50,000	56,685
3.60%	04/01/50	500,000	560,655
3.63%	07/15/23	125,000	136,324
4.00%	07/15/46	100,000	117,670
4.30%	07/08/34	100,000	124,361
Orange S.A.
9.00%	03/01/31	50,000	81,306
ORIX Corp.
4.05%	01/16/24	100,000	109,298
Otis Worldwide Corp.
2.06%	04/05/25	20,000	20,970	(c)
2.29%	04/05/27	20,000	20,903	(c)
2.57%	02/15/30	20,000	21,004	(c)
3.11%	02/15/40	50,000	51,354	(c)
3.36%	02/15/50	30,000	31,610	(c)
Owens Corning
3.88%	06/01/30	350,000	369,222
PACCAR Financial Corp.
0.80%	06/08/23	70,000	70,342
1.80%	02/06/25	35,000	36,441
Pacific Gas & Electric Co.
1.75%	06/16/22	50,000	50,100
2.50%	02/01/31	100,000	98,122
Pacific Gas & Electric Co.
3.30%	08/01/40	100,000	97,875
PacifiCorp
3.30%	03/15/51	200,000	219,984
4.15%	02/15/50	50,000	62,868
6.25%	10/15/37	153,000	221,789
Packaging Corporation of America
3.40%	12/15/27	35,000	38,516

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Parker-Hannifin Corp.
4.00%	06/14/49	$20,000	$22,951
4.20%	11/21/34	100,000	119,159
PayPal Holdings Inc.
2.30%	06/01/30	255,000	266,215
2.40%	10/01/24	35,000	37,191
2.85%	10/01/29	30,000	32,679
PepsiCo Inc.
2.25%	03/19/25	500,000	534,385
2.75%	03/01/23	150,000	158,635
2.88%	10/15/49	25,000	27,070
3.00%	10/15/27	100,000	112,173
3.38%	07/29/49	35,000	40,152
3.45%	10/06/46	50,000	57,982
PerkinElmer Inc.
3.30%	09/15/29	15,000	16,068
Pfizer Inc.
1.70%	05/28/30	100,000	101,689
2.55%	05/28/40	100,000	103,450
2.70%	05/28/50	90,000	92,910
2.80%	03/11/22	100,000	104,065
3.00%	09/15/21	120,000	123,812
3.20%	09/15/23	125,000	135,156
3.45%	03/15/29	50,000	58,329
3.60%	09/15/28	50,000	58,938
3.90%	03/15/39	125,000	153,947
4.00%	12/15/36 - 03/15/49	125,000	154,439
4.30%	06/15/43	100,000	128,142
Philip Morris International Inc.
1.13%	05/01/23	85,000	86,368
2.88%	05/01/24	150,000	161,091
3.13%	03/02/28	50,000	56,125
3.38%	08/15/29	50,000	56,807
3.88%	08/21/42	92,000	104,465
Phillips 66
3.70%	04/06/23	300,000	321,534
3.90%	03/15/28	50,000	56,243
4.88%	11/15/44	45,000	55,676
Phillips 66 Partners LP
3.15%	12/15/29	50,000	51,455
3.75%	03/01/28	10,000	10,681
4.68%	02/15/45	10,000	10,612
Pinnacle West Capital Corp.
1.30%	06/15/25	150,000	152,121
Plains All American Pipeline LP/PAA Finance Corp.
3.80%	09/15/30	200,000	196,738
3.85%	10/15/23	100,000	103,735
4.50%	12/15/26	100,000	105,986
PNC Bank NA
2.55%	12/09/21	150,000	154,200
2.95%	02/23/25	100,000	108,816
3.10%	10/25/27	100,000	112,144
PPG Industries Inc.
3.75%	03/15/28	50,000	58,105
PPL Capital Funding Inc.
4.13%	04/15/30	300,000	341,931
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	125,192
President & Fellows of Harvard College
3.15%	07/15/46	50,000	57,668
Principal Financial Group Inc.
2.13%	06/15/30	200,000	202,012
3.40%	05/15/25	50,000	54,905
Prologis LP (REIT)
4.25%	08/15/23	150,000	165,993
4.38%	02/01/29	65,000	79,591
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	20,884
3.93%	10/01/48	20,000	22,303
Prudential Financial Inc.
3.70%	03/13/51	50,000	54,873
3.94%	12/07/49	90,000	102,394

		Principal Amount	Fair Value
4.35%	02/25/50	$100,000	$119,552
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	111,768	(f)
Public Service Company of Colorado
3.70%	06/15/28	50,000	58,148
4.10%	06/15/48	30,000	37,646
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	104,555
2.70%	05/01/50	50,000	51,440
3.15%	01/01/50	200,000	221,678
3.20%	08/01/49	90,000	100,150
3.65%	09/01/28	25,000	28,875
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	16,035
Public Storage
3.39%	05/01/29	30,000	34,659
Puget Energy Inc.
3.65%	05/15/25	50,000	53,423
4.10%	06/15/30	125,000	138,431	(c)
QUALCOMM Inc.
2.15%	05/20/30	150,000	156,534
3.25%	05/20/50	115,000	126,339
4.30%	05/20/47	100,000	125,312
4.65%	05/20/35	50,000	66,220
Quest Diagnostics Inc.
2.80%	06/30/31	235,000	246,957
4.25%	04/01/24	50,000	55,535
Ralph Lauren Corp.
1.70%	06/15/22	25,000	25,442
Raytheon Technologies Corp.
2.25%	07/01/30	250,000	259,932
3.13%	07/01/50	250,000	264,965
3.95%	08/16/25	15,000	17,092
4.13%	11/16/28	30,000	35,310
4.45%	11/16/38	160,000	195,398
4.50%	06/01/42	158,000	196,440
4.63%	11/16/48	15,000	19,415
Realty Income Corp.
3.25%	01/15/31	20,000	21,704
4.65%	08/01/23	100,000	110,408
Regency Centers LP
4.13%	03/15/28	50,000	54,620
Regions Financial Corp.
3.80%	08/14/23	100,000	108,724
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	54,255
RELX Capital Inc.
3.50%	03/16/23	30,000	31,961
4.00%	03/18/29	25,000	28,857
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	27,404
Republic Services Inc.
2.50%	08/15/24	70,000	74,451
3.05%	03/01/50	50,000	51,366
Reynolds American Inc.
4.45%	06/12/25	100,000	112,689
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	209,943
Rockwell Automation Inc.
3.50%	03/01/29	45,000	50,750
Rogers Communications Inc.
2.90%	11/15/26	100,000	109,767
3.00%	03/15/23	50,000	53,120
3.63%	12/15/25	60,000	67,998
3.70%	11/15/49	100,000	110,908
Roper Technologies Inc.
2.00%	06/30/30	115,000	115,490
3.80%	12/15/26	100,000	113,970
Ross Stores Inc.
5.45%	04/15/50	300,000	387,138

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Royal Bank of Canada
1.15%	06/10/25	$140,000	$140,470
1.60%	04/17/23	80,000	81,986
1.95%	01/17/23	30,000	30,953
2.75%	02/01/22	50,000	51,848
2.80%	04/29/22	100,000	104,081
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	107,805
5.13%	05/28/24	80,000	87,297
6.00%	12/19/23	75,000	84,013
6.10%	06/10/23	35,000	38,722
6.13%	12/15/22	85,000	92,694
Royal Bank of Scotland Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07%	05/22/28	200,000	210,182	(f)
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	117,654	(f)
RPM International Inc.
4.25%	01/15/48	50,000	50,218
Ryder System Inc.
3.40%	03/01/23	50,000	52,485
4.63%	06/01/25	200,000	223,428
S&P Global Inc.
4.40%	02/15/26	100,000	118,044
Sabine Pass Liquefaction LLC
4.50%	05/15/30	225,000	249,534	(c)
5.63%	03/01/25	135,000	154,618
5.75%	05/15/24	35,000	39,428
Sabra Health Care LP
3.90%	10/15/29	25,000	22,800
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	106,184
Sanofi
3.63%	06/19/28	100,000	117,956
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	52,119
3.50%	06/07/24	100,000	105,102
4.40%	07/13/27	50,000	54,137
4.45%	12/03/21	100,000	103,936
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	104,869	(f)
Santander UK PLC
2.88%	06/18/24	100,000	106,550
Seagate HDD Cayman
4.13%	01/15/31	35,000	36,992	(c)
Sempra Energy
3.80%	02/01/38	100,000	108,064
4.05%	12/01/23	50,000	54,440
Shell International Finance BV
2.38%	04/06/25	300,000	318,612
2.75%	04/06/30	200,000	216,988
3.13%	11/07/49	100,000	104,809
3.25%	04/06/50	100,000	107,022
3.50%	11/13/23	140,000	152,456
4.00%	05/10/46	50,000	58,774
4.13%	05/11/35	150,000	181,819
4.38%	05/11/45	100,000	122,554
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	50,000	55,537
Simon Property Group LP
2.00%	09/13/24	100,000	102,208
2.45%	09/13/29	100,000	98,418
2.75%	02/01/23	121,000	125,341
3.25%	09/13/49	100,000	91,379
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,021
Snap-on Inc.
3.10%	05/01/50	15,000	15,442
Southern California Edison Co.
3.40%	06/01/23	100,000	106,311
3.60%	02/01/45	125,000	134,799

		Principal Amount	Fair Value
3.65%	02/01/50	$200,000	$220,768
4.20%	03/01/29	100,000	115,887
Southern California Gas Co.
2.55%	02/01/30	50,000	54,018
Southern Copper Corp.
5.88%	04/23/45	155,000	198,028
Southwest Airlines Co.
3.00%	11/15/26	100,000	97,306
5.13%	06/15/27	140,000	145,223
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	104,123
Southwestern Public Service Co.
3.15%	05/01/50	100,000	105,755
Spectra Energy Partners LP
3.50%	03/15/25	50,000	54,672
Spirit Realty LP
3.40%	01/15/30	25,000	23,572
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,736
Stanley Black & Decker Inc.
2.30%	03/15/30	50,000	51,952
2.90%	11/01/22	50,000	52,733
Starbucks Corp.
2.00%	03/12/27	25,000	26,199
2.25%	03/12/30	25,000	25,989
2.55%	11/15/30	250,000	262,502
3.10%	03/01/23	50,000	53,152
3.35%	03/12/50	15,000	15,316
3.50%	03/01/28 - 11/15/50	350,000	372,456
3.75%	12/01/47	35,000	37,531
Steel Dynamics Inc.
2.40%	06/15/25	15,000	15,462
3.25%	01/15/31	40,000	40,948
Stifel Financial Corp.
4.00%	05/15/30	200,000	211,970
Stryker Corp.
1.95%	06/15/30	100,000	100,647
2.90%	06/15/50	45,000	45,068
3.65%	03/07/28	50,000	57,581
Sumitomo Mitsui Financial Group Inc.
1.47%	07/08/25	200,000	200,308	(e)
2.70%	07/16/24	100,000	105,817
2.75%	01/15/30	300,000	317,568
2.78%	10/18/22	100,000	104,579
3.01%	10/19/26	100,000	108,876
3.35%	10/18/27	50,000	54,710
3.94%	10/16/23	100,000	109,710
4.31%	10/16/28	100,000	117,195
Suncor Energy Inc.
3.10%	05/15/25	75,000	80,081
6.85%	06/01/39	50,000	64,854
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	50,000	57,075
Svensk Exportkredit AB
1.63%	11/14/22	200,000	205,750
Synchrony Financial
2.85%	07/25/22	15,000	15,251
3.95%	12/01/27	100,000	103,802
4.38%	03/19/24	35,000	36,994
Sysco Corp.
2.40%	02/15/30	15,000	14,822
3.30%	02/15/50	20,000	18,882
6.60%	04/01/40	200,000	270,618
T-Mobile USA Inc.
3.75%	04/15/27	300,000	332,586	(c)
4.38%	04/15/40	300,000	347,316	(c)
4.50%	04/15/50	200,000	235,630	(c)
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	200,000	200,218	(e)
3.18%	07/09/50	200,000	200,456	(e)
4.00%	11/26/21	100,000	104,302
4.40%	11/26/23	50,000	55,666
5.00%	11/26/28	50,000	61,651

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Tampa Electric Co.
4.30%	06/15/48	$50,000	$62,211
Target Corp.
2.25%	04/15/25	100,000	106,967
3.38%	04/15/29	50,000	57,668
3.90%	11/15/47	50,000	63,756
4.00%	07/01/42	150,000	188,691
TC PipeLines LP
3.90%	05/25/27	100,000	105,149
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	155,848
Teck Resources Ltd.
6.25%	07/15/41	100,000	109,450
Telefonica Emisiones S.A.
4.10%	03/08/27	100,000	114,309
4.90%	03/06/48	50,000	60,473
5.52%	03/01/49	500,000	653,605
TELUS Corp.
4.60%	11/16/48	50,000	60,827
Texas Instruments Inc.
1.75%	05/04/30	35,000	35,585
3.88%	03/15/39	100,000	123,963
Textron Inc.
3.90%	09/17/29	50,000	52,858
The Allstate Corp.
4.20%	12/15/46	100,000	124,160
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	51,749	(f)
The Asian Infrastructure Investment Bank
2.25%	05/16/24	300,000	320,940
The Bank of New York Mellon Corp.
1.60%	04/24/25	300,000	310,914
2.10%	10/24/24	300,000	315,999
2.80%	05/04/26	30,000	33,267
3.00%	02/24/25	105,000	114,888
3.45%	08/11/23	100,000	108,547
3.50%	04/28/23	100,000	107,984
3.85%	04/28/28	100,000	120,335
The Bank of Nova Scotia
2.00%	11/15/22	100,000	103,052
2.20%	02/03/25	300,000	315,222
2.70%	08/03/26	300,000	327,123
The Boeing Co.
2.30%	08/01/21	15,000	15,100
2.95%	02/01/30	50,000	48,944
3.10%	05/01/26	100,000	101,888
3.20%	03/01/29	50,000	49,385
3.38%	06/15/46	150,000	124,122
3.75%	02/01/50	50,000	44,893
4.51%	05/01/23	300,000	317,034
4.88%	05/01/25	255,000	277,988
5.04%	05/01/27	300,000	330,879
5.71%	05/01/40	300,000	339,321
5.81%	05/01/50	100,000	118,370
5.93%	05/01/60	300,000	353,778
The Charles Schwab Corp.
3.85%	05/21/25	50,000	56,781
The Clorox Co.
3.50%	12/15/24	50,000	55,720
The Coca-Cola Co.
1.65%	06/01/30	135,000	137,526
2.13%	09/06/29	100,000	106,729
2.50%	06/01/40	70,000	72,204
2.60%	06/01/50	200,000	201,842
2.95%	03/25/25	100,000	110,081
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	15,533
The Dow Chemical Co.
4.38%	11/15/42	137,000	152,810

		Principal Amount	Fair Value
The Estee Lauder Companies Inc.
2.00%	12/01/24	$20,000	$21,066
2.38%	12/01/29	20,000	21,457
3.13%	12/01/49	30,000	32,692
The George Washington University
4.13%	09/15/48	50,000	61,158
The Georgetown University
2.94%	04/01/50	10,000	9,979
The Goldman Sachs Group Inc.
2.60%	02/07/30	95,000	99,611
3.00%	04/26/22	100,000	101,829
3.50%	04/01/25 - 11/16/26	550,000	603,262
3.63%	02/20/24	380,000	413,235
3.80%	03/15/30	500,000	567,995
3.85%	07/08/24	50,000	54,917
4.80%	07/08/44	100,000	130,293
5.75%	01/24/22	600,000	647,226
6.25%	02/01/41	50,000	74,996
6.75%	10/01/37	100,000	144,045
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	100,000	102,578	(f)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	115,602	(f)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	119,350
The Hershey Co.
2.65%	06/01/50	60,000	60,864
3.38%	05/15/23	50,000	53,953
The Home Depot Inc.
2.13%	09/15/26	45,000	48,467
2.63%	06/01/22	590,000	615,435
2.95%	06/15/29	300,000	336,729
3.13%	12/15/49	50,000	54,763
3.30%	04/15/40	500,000	565,770
3.90%	12/06/28	100,000	119,884
4.20%	04/01/43	50,000	61,737
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	11,603
The JM Smucker Co.
3.38%	12/15/27	100,000	110,252
The Kroger Co.
3.85%	08/01/23	150,000	162,903
4.50%	01/15/29	100,000	122,030
5.40%	01/15/49	100,000	139,370
The Mosaic Co.
3.25%	11/15/22	50,000	51,176
4.05%	11/15/27	50,000	52,981
The New York and Presbyterian Hospital
3.95%	08/01/19	35,000	37,651
The PNC Financial Services Group Inc.
2.20%	11/01/24	50,000	52,947
3.45%	04/23/29	300,000	344,085
3.50%	01/23/24	110,000	120,277
The Procter & Gamble Co.
1.70%	11/03/21	100,000	101,794
2.45%	11/03/26	100,000	109,943
3.55%	03/25/40	100,000	119,916
The Progressive Corp.
4.35%	04/25/44	100,000	127,014
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	112,820
4.20%	01/15/22	100,000	104,185
The Southern Co.
3.70%	04/30/30	200,000	227,850
The Timken Co.
4.50%	12/15/28	20,000	21,562
The Toronto-Dominion Bank
2.65%	06/12/24	100,000	106,997
3.25%	03/11/24	100,000	108,753
The Travelers Companies Inc.
4.00%	05/30/47	100,000	122,516
5.35%	11/01/40	100,000	140,467

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The Walt Disney Co.
2.65%	01/13/31	$260,000	$276,385
3.35%	03/24/25	500,000	554,845
3.38%	11/15/26	100,000	112,353
3.60%	01/13/51	250,000	277,475
6.65%	11/15/37	79,000	117,748
The Western Union Co.
3.60%	03/15/22	150,000	155,980
The Williams Companies Inc.
3.50%	11/15/30	300,000	314,484
3.70%	01/15/23	10,000	10,574
4.55%	06/24/24	40,000	44,362
4.85%	03/01/48	70,000	76,420
5.10%	09/15/45	150,000	163,951
5.75%	06/24/44	15,000	17,327
5.80%	11/15/43	150,000	170,118
Thermo Fisher Scientific Inc.
2.60%	10/01/29	50,000	54,022
4.13%	03/25/25	300,000	342,177
4.15%	02/01/24	25,000	27,709
4.50%	03/25/30	300,000	369,654
Time Warner Cable LLC
4.50%	09/15/42	150,000	160,018
Total Capital International S.A.
2.43%	01/10/25	50,000	53,082
3.13%	05/29/50	150,000	153,696
3.46%	02/19/29	100,000	113,124
Total Capital S.A.
3.88%	10/11/28	25,000	28,978
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	103,016
2.70%	01/11/23	100,000	105,049
2.90%	03/30/23	400,000	423,356
3.45%	09/20/23	50,000	54,222
3.65%	01/08/29	100,000	116,748
Trane Technologies Global Holding Company Ltd.
4.25%	06/15/23	100,000	109,809
Trane Technologies Luxembourg Finance S.A.
4.50%	03/21/49	100,000	117,930
TransCanada PipeLines Ltd.
4.10%	04/15/30	300,000	342,435
4.25%	05/15/28	50,000	57,165
5.10%	03/15/49	50,000	63,636
7.63%	01/15/39	100,000	152,242
Transcontinental Gas Pipe Line Company LLC
3.95%	05/15/50	200,000	215,622	(c)
4.00%	03/15/28	100,000	110,983
Truist Bank
2.63%	01/15/22	100,000	103,059
2.80%	05/17/22	50,000	52,032
3.00%	02/02/23	100,000	105,730
3.20%	04/01/24	50,000	54,360
Truist Financial Corp.
1.95%	06/05/30	135,000	137,986
2.20%	03/16/23	300,000	311,424
2.85%	10/26/24	50,000	53,934
3.75%	12/06/23	100,000	109,515
4.00%	05/01/25	50,000	56,883
Tucson Electric Power Co.
4.85%	12/01/48	50,000	64,627
TWDC Enterprises 18 Corp.
3.00%	07/30/46	60,000	60,809
Tyson Foods Inc.
4.00%	03/01/26	15,000	17,164
4.88%	08/15/34	70,000	87,900
5.10%	09/28/48	35,000	45,136
U.S. Bancorp
3.95%	11/17/25	100,000	115,763
U.S. Bancorp
2.63%	01/24/22	100,000	103,233
3.00%	07/30/29	400,000	435,212

		Principal Amount	Fair Value
U.S. Bank NA
1.80%	01/21/22	$250,000	$255,067
2.80%	01/27/25	50,000	54,420
UDR Inc.
4.40%	01/26/29	50,000	58,274
Unilever Capital Corp.
2.00%	07/28/26	50,000	53,075
2.90%	05/05/27	100,000	111,107
Union Electric Co.
2.95%	06/15/27	100,000	109,446
3.50%	03/15/29	25,000	28,524
3.65%	04/15/45	35,000	40,137
Union Pacific Corp.
2.15%	02/05/27	300,000	317,856
3.00%	04/15/27	100,000	110,606
3.50%	06/08/23	50,000	54,285
3.55%	08/15/39	15,000	16,793
3.70%	03/01/29	65,000	75,924
3.84%	03/20/60	105,000	122,559
3.95%	09/10/28 - 08/15/59	50,000	59,116
4.38%	09/10/38	15,000	18,476
United Parcel Service Inc.
2.45%	10/01/22	75,000	78,238
3.05%	11/15/27	50,000	56,403
3.75%	11/15/47	50,000	57,908
3.90%	04/01/25	100,000	113,526
UnitedHealth Group Inc.
1.25%	01/15/26	90,000	91,561
2.00%	05/15/30	130,000	136,079
2.38%	08/15/24	300,000	319,332
2.88%	08/15/29	75,000	83,811
2.90%	05/15/50	100,000	105,458
2.95%	10/15/27	100,000	111,625
3.10%	03/15/26	50,000	55,785
3.50%	02/15/24 - 08/15/39	370,000	429,591
3.70%	12/15/25 - 08/15/49	75,000	88,705
3.75%	10/15/47	100,000	119,193
3.88%	12/15/28	15,000	17,913
4.45%	12/15/48	10,000	13,196
4.63%	07/15/35	45,000	58,604
6.88%	02/15/38	100,000	156,847
University of Notre Dame du Lac
3.39%	02/15/48	25,000	29,488
Unum Group
4.50%	12/15/49	30,000	27,712
Vale Overseas Ltd.
6.25%	08/10/26	100,000	117,639
6.88%	11/10/39	100,000	130,493
Valero Energy Corp.
2.85%	04/15/25	25,000	26,414
6.63%	06/15/37	50,000	65,414
Valero Energy Partners LP
4.38%	12/15/26	100,000	113,377
Ventas Realty LP
4.00%	03/01/28	50,000	52,770
4.40%	01/15/29	100,000	109,033
VEREIT Operating Partnership LP
3.40%	01/15/28	100,000	100,918
4.60%	02/06/24	20,000	21,393
4.88%	06/01/26	25,000	27,628
Verisk Analytics Inc.
4.13%	03/15/29	60,000	70,363
Verizon Communications Inc.
2.63%	08/15/26	100,000	108,795
3.38%	02/15/25	100,000	111,289
3.85%	11/01/42	136,000	161,484
3.88%	02/08/29	5,000	5,895
4.02%	12/03/29	500,000	597,785
4.33%	09/21/28	109,000	131,420
4.40%	11/01/34	50,000	61,992
4.52%	09/15/48	350,000	462,630
4.81%	03/15/39	189,000	246,662

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
5.15%	09/15/23	$100,000	$114,065
5.25%	03/16/37	100,000	135,866
VF Corp.
2.95%	04/23/30	30,000	31,986
ViacomCBS Inc.
4.00%	01/15/26	50,000	55,725
4.20%	05/19/32	150,000	167,371
4.95%	05/19/50	300,000	333,591
5.85%	09/01/43	100,000	117,768
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	116,328
4.60%	12/01/48	60,000	79,017
4.65%	08/15/43	100,000	128,473
Visa Inc.
1.90%	04/15/27	300,000	313,665
2.15%	09/15/22	100,000	103,826
2.70%	04/15/40	300,000	321,918
4.30%	12/14/45	100,000	132,032
VMware Inc.
4.50%	05/15/25	300,000	327,012
4.65%	05/15/27	200,000	221,140
Vodafone Group PLC
4.25%	09/17/50	55,000	64,093
4.38%	05/30/28 - 02/19/43	205,000	239,496
5.00%	05/30/38	100,000	125,443
5.25%	05/30/48	50,000	64,851
Vornado Realty LP
3.50%	01/15/25	50,000	49,415
Vulcan Materials Co.
4.70%	03/01/48	50,000	57,115
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	59,544
4.50%	11/18/34	155,000	173,273
Walmart Inc.
2.35%	12/15/22	100,000	104,691
3.25%	07/08/29	40,000	46,404
3.40%	06/26/23	50,000	54,367
3.63%	12/15/47	125,000	153,266
3.70%	06/26/28	100,000	118,159
3.95%	06/28/38	540,000	685,033
4.05%	06/29/48	85,000	111,550
Waste Connections Inc.
3.50%	05/01/29	50,000	56,186
Waste Management Inc.
2.90%	09/15/22	150,000	156,769
4.15%	07/15/49	65,000	81,319
Wells Fargo & Co.
2.63%	07/22/22	100,000	104,048
3.75%	01/24/24	500,000	546,360
4.13%	08/15/23	150,000	163,062
4.15%	01/24/29	100,000	117,363
4.40%	06/14/46	50,000	60,206
4.65%	11/04/44	50,000	61,686
4.75%	12/07/46	100,000	128,142
5.61%	01/15/44	69,000	94,639
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16%	02/11/26	465,000	479,564	(f)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	425,000	439,463	(f)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	120,000	123,982	(f)
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41%	10/30/25	90,000	93,667	(f)
Wells Fargo & Co. (2.57% fixed rate until 01/11/23; 1.00% + 3 month USD LIBOR thereafter)
2.57%	02/11/31	165,000	172,512	(f)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	100,000	106,750	(f)

		Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	$165,000	$172,217	(f)
Wells Fargo & Co. (5.01% fixed rate until 04/04/50; 4.24% + 3 month USD LIBOR thereafter)
5.01%	04/04/51	500,000	693,925	(f)
Wells Fargo Bank NA
3.55%	08/14/23	50,000	54,191
3.63%	10/22/21	100,000	103,741
Welltower Inc.
2.75%	01/15/31	105,000	104,945
3.63%	03/15/24	25,000	26,695
4.25%	04/15/28	115,000	127,719
Westinghouse Air Brake Technologies Corp.
3.45%	11/15/26	100,000	103,258
Westlake Chemical Corp.
4.38%	11/15/47	50,000	49,297
Westpac Banking Corp.
2.00%	08/19/21	100,000	101,824
2.80%	01/11/22	100,000	103,446
3.30%	02/26/24	100,000	108,847
3.35%	03/08/27	100,000	113,285
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	100,000	110,203	(f)
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	110,965	(f)
Weyerhaeuser Co.
7.38%	03/15/32	100,000	137,157
Whirlpool Corp.
3.70%	05/01/25	50,000	53,949
4.60%	05/15/50	225,000	256,097
Willis North America Inc.
2.95%	09/15/29	85,000	90,164
3.88%	09/15/49	35,000	38,666
4.50%	09/15/28	50,000	58,339
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	12,315
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	109,617
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	21,901
WP Carey Inc.
3.85%	07/15/29	50,000	51,910
WR Berkley Corp.
4.00%	05/12/50	5,000	5,465
WRKCo Inc.
4.20%	06/01/32	50,000	58,495
4.65%	03/15/26	100,000	116,075
WW Grainger Inc.
1.85%	02/15/25	50,000	52,252
Xcel Energy Inc.
3.30%	06/01/25	50,000	54,851
4.00%	06/15/28	100,000	116,990
Xilinx Inc.
2.38%	06/01/30	100,000	103,443
Xylem Inc.
2.25%	01/30/31	175,000	176,368
Zimmer Biomet Holdings Inc.
3.05%	01/15/26	300,000	322,140
3.70%	03/19/23	75,000	79,632
Zoetis Inc.
3.00%	05/15/50	70,000	73,848
4.70%	02/01/43	50,000	65,825
			209,872,895
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	224,688	(f)
BANK 2019-BNK20
3.01%	09/15/62	50,000	55,325
BANK 2019-BNK21
2.85%	10/17/52	100,000	109,174

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
BANK 2019-BNK22
2.98%	11/15/62	$50,000	$55,235
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	59,043
Benchmark 2018-B4 Mortgage Trust
4.12%	07/15/51	100,000	117,545	(f)
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	117,843
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	100,000	109,846
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	167,197
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	105,188
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	320,322
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	160,863
COMM 2016-DC2 Mortgage Trust
3.77%	02/10/49	190,000	211,164
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	200,000	234,421	(f)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	153,772
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	83,557
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	228,619
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	58,063
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	269,458
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	157,123	162,774	(f)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	81,509
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41%	03/15/50	150,000	163,120
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	526,263
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	166,388
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	206,558
UBS Commercial Mortgage Trust 2018-C15
4.07%	12/15/51	100,000	116,728
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	141,156	145,135
4.69%	10/15/45	220,000	219,933	(f)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	150,000	167,007
Wells Fargo Commercial Mortgage Trust 2018-C46
4.15%	08/15/51	200,000	232,722
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	206,606
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	37,757
			5,273,823
Sovereign Bonds – 0.9%
Export Development Canada
1.38%	02/24/23	300,000	308,439
2.50%	01/24/23	200,000	211,178
Export-Import Bank of Korea
1.88%	02/12/25	300,000	311,793
3.00%	11/01/22	200,000	209,886
3.63%	11/27/23	100,000	109,301
Government of Canada
1.63%	01/22/25	300,000	316,344
2.63%	01/25/22	100,000	103,799
Government of Chile
2.45%	01/31/31	200,000	207,744
2.55%	01/27/32	200,000	208,324

		Principal Amount	Fair Value
3.13%	01/21/26	$100,000	$109,453
3.50%	01/25/50	100,000	112,861
Government of Colombia
3.00%	01/30/30	200,000	198,048
5.00%	06/15/45	150,000	169,207
6.13%	01/18/41	150,000	187,359
Government of Hungary
5.38%	03/25/24	100,000	113,489
Government of Indonesia
2.85%	02/14/30	200,000	204,324
3.85%	10/15/30	200,000	222,420
4.75%	02/11/29	100,000	115,955
Government of Israel
2.75%	07/03/30	500,000	550,815
2.88%	03/16/26	100,000	109,264
3.88%	07/03/50	300,000	357,117
Government of Italy
2.88%	10/17/29	300,000	299,820
5.38%	06/15/33	150,000	185,730
Government of Mexico
3.25%	04/16/30	300,000	297,513
3.90%	04/27/25	400,000	428,096
4.00%	10/02/23	100,000	106,465
4.35%	01/15/47	100,000	100,146
4.75%	03/08/44	102,000	106,973
5.00%	04/27/51	300,000	323,889
5.75%	10/12/10	172,000	190,856
6.05%	01/11/40	130,000	158,492
Government of Panama
3.75%	03/16/25	100,000	108,181
4.50%	04/01/56	300,000	367,836
6.70%	01/26/36	150,000	215,700
Government of Peru
6.55%	03/14/37	147,000	223,453
7.35%	07/21/25	100,000	127,241
Government of Philippines
2.46%	05/05/30	200,000	209,926
2.95%	05/05/45	200,000	207,888
3.70%	03/01/41	100,000	114,093
3.75%	01/14/29	100,000	114,274
4.20%	01/21/24	100,000	109,014
Government of Poland
3.00%	03/17/23	147,000	155,679
3.25%	04/06/26	100,000	112,201
5.00%	03/23/22	100,000	107,373
Government of Uruguay
4.50%	08/14/24	100,000	109,540
4.98%	04/20/55	100,000	128,158
Iraq Government AID Bond
2.15%	01/18/22	480,000	494,069
Japan Bank for International Cooperation
0.63%	05/22/23	200,000	200,704
1.63%	10/17/22	200,000	205,208
1.75%	01/23/23	600,000	619,158
2.88%	07/21/27	100,000	113,364
3.38%	10/31/23	200,000	218,554
Korea International Bond
2.50%	06/19/29	100,000	109,343
Province of Alberta Canada
1.88%	11/13/24	300,000	314,781
2.95%	01/23/24	350,000	378,105
3.35%	11/01/23	150,000	163,421
Province of British Columbia Canada
1.75%	09/27/24	300,000	315,462
Province of Manitoba Canada
2.60%	04/16/24	300,000	322,416
Province of Ontario Canada
1.75%	01/24/23	415,000	429,010
2.30%	06/15/26	500,000	541,790
3.05%	01/29/24	150,000	163,314
3.40%	10/17/23	150,000	164,111

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Province of Quebec Canada
1.50%	02/11/25	$500,000	$520,005
2.38%	01/31/22	100,000	103,132
State of Israel
3.38%	01/15/50	300,000	330,153
Svensk Exportkredit AB
0.75%	04/06/23	300,000	302,637
The Korea Development Bank
2.13%	10/01/24	100,000	104,564
2.63%	02/27/22	200,000	205,964
Uruguay Government International Bond
4.38%	01/23/31	100,000	117,060
			15,481,982
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	140,060
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	129,739
Chicago Transit Authority
6.90%	12/01/40	75,000	103,285
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	123,263
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	113,417
East Bay Municipal Utility District
5.87%	06/01/40	100,000	150,478
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	172,128
6.60%	07/01/50	90,000	160,900
Los Angeles Unified School District
5.76%	07/01/29	110,000	140,017
Municipal Electric Authority of Georgia
6.64%	04/01/57	123,000	178,876
New York City Water & Sewer System
6.01%	06/15/42	50,000	77,329
New York State Dormitory Authority
3.14%	07/01/43	50,000	51,532
New York State Urban Development Corp.
3.90%	03/15/33	25,000	28,595
North Texas Tollway Authority
6.72%	01/01/49	100,000	176,412
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	221,512
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	28,557
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	78,159

		Principal Amount	Fair Value
State of California
2.38%	10/01/26	500,000	540,700
2.50%	10/01/29	$300,000	$326,367
7.60%	11/01/40	100,000	183,577
Texas Transportation Commission
2.56%	04/01/42	80,000	81,210	(e)
University of California
4.60%	05/15/31	100,000	121,382
6.58%	05/15/49	100,000	157,241
University of Texas System
4.79%	08/15/46	100,000	135,107
			3,619,843
U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	500,000	627,800
Total Bonds and Notes (Cost $548,481,942)			590,196,801

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 9.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF		4,015,389	51,959,134
SPDR Bloomberg Barclays High Yield Bond ETF		967,838	97,906,492	(h)
SPDR Dow Jones REIT ETF		200,569	15,650,399	(h)
			165,516,025
Total Exchange Traded & Mutual Funds (Cost $184,646,387)			165,516,025

Total Investments in Securities (Cost $1,590,781,136)			1,658,436,566
Short-Term Investments – 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $30,715,049)		30,715,049	30,715,049	(d, h,i)

Total Investments (Cost $1,621,496,185)			1,689,151,615

Liabilities in Excess of Other Assets, net – (0.5)%			(8,909,387)

NET ASSETS – 100.0%			$1,680,242,228

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2020	2	$139,902	$143,760	$3,858
MSCI EAFE Mini Index Futures	September 2020	15	1,321,903	1,333,800	11,897
MSCI Emerging Market Mini Futures	September 2020	63	3,061,564	3,104,955	43,391
S&P 500 E-mini Index Futures	September 2020	20	3,046,074	3,090,200	44,126
					$103,272

During the period ended June 30, 2020, average notional values related to long futures contracts was $7,909,786.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

Notes to Schedule of Investments – June 30, 2020(Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to $14,288,179 or 0.85% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(d)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$510,475,584	$250	$—	$510,475,834
	Foreign Equity	75,996,194	316,250,709	1,003	392,247,906
	U.S. Treasuries	—	240,609,357	—	240,609,357
	Agency Mortgage Backed	—	110,301,260	—	110,301,260
	Agency Collateralized Mortgage Obligations	—	3,057,843	—	3,057,843
	Asset Backed	—	1,351,998	—	1,351,998
	Corporate Notes	—	209,872,895	—	209,872,895
	Non-Agency Collateralized Mortgage Obligations	—	5,273,823	—	5,273,823
	Sovereign Bonds	—	15,481,982	—	15,481,982
	Municipal Bonds and Notes	—	3,619,843	—	3,619,843
	U.S. Government Sponsored Agencies	—	627,800	—	627,800
	Exchange Traded & Mutual Funds	165,516,025	—	—	165,516,025
	Short-Term Investments	30,715,049	—	—	30,715,049

Total Investments in Securities		$782,702,852	$906,447,760	$1,003	$1,689,151,615

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$103,272	$—	$—	$103,272

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

The Fund was invested in the following countries/territories at June 30, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.47%
Japan	4.15%
Canada	2.54%
United Kingdom	2.53%
Switzerland	2.25%
China	1.80%
France	1.77%
Ireland	1.33%
Germany	1.27%
Australia	1.01%
Taiwan	0.76%
Sweden	0.67%
Netherlands	0.66%
Supranational	0.65%
South Korea	0.56%
India	0.47%
Italy	0.43%
Spain	0.35%
Hong Kong	0.34%
Finland	0.32%
Russian Federation	0.30%
Bermuda	0.28%
Denmark	0.28%
Belgium	0.27%
Brazil	0.26%
Israel	0.25%
Mexico	0.21%
Norway	0.20%
New Zealand	0.18%
Singapore	0.18%
South Africa	0.16%
Malaysia	0.13%
Cayman Islands	0.09%
Thailand	0.09%
Saudi Arabia	0.08%
Indonesia	0.08%
Chile	0.07%
Colombia	0.06%
Turkey	0.06%
Philippines	0.05%
Portugal	0.05%
Panama	0.04%
Puerto Rico	0.04%
Greece	0.04%
Poland	0.04%
Austria	0.03%
Iraq	0.03%
United Arab Emirates	0.03%
Uruguay	0.02%
Peru	0.02%
Qatar	0.01%
Hungary	0.01%
Luxembourg	0.01%
Czech	0.01%
Pakistan	0.01%
Guernsey	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.80%	0.00%	9.80%
Technology Hardware, Storage & Peripherals	1.53%	0.61%	2.14%
Pharmaceuticals	1.04%	1.01%	2.05%
Electric Utilities	1.12%	0.83%	1.95%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Integrated Telecommunication Services	0.72%	1.13%	1.85%
Property & Casualty Insurance	1.47%	0.30%	1.77%
Semiconductor Equipment	1.50%	0.16%	1.66%
IT Consulting & Other Services	0.41%	1.20%	1.61%
Healthcare Equipment	1.34%	0.19%	1.53%
Multi-Line Insurance	0.21%	1.26%	1.47%
Food Retail	0.33%	0.95%	1.28%
Home Building	0.79%	0.46%	1.25%
Wireless Telecommunication Services	0.52%	0.72%	1.24%
Multi-Sector Holdings	0.92%	0.32%	1.24%
Industrial Gases	0.52%	0.57%	1.09%
Semiconductors	0.56%	0.52%	1.08%
Diversified Banks	0.00%	1.00%	1.00%
General Merchandise Stores	0.59%	0.40%	0.99%
Systems Software	0.90%	0.06%	0.96%
Hypermarkets & Super Centers	0.74%	0.18%	0.92%
Biotechnology	0.87%	0.05%	0.92%
Household Products	0.83%	0.07%	0.90%
Packaged Foods & Meats	0.44%	0.40%	0.84%
Industrial Conglomerates	0.73%	0.07%	0.80%
Internet & Direct Marketing Retail	0.46%	0.34%	0.80%
Life & Health Insurance	0.37%	0.41%	0.78%
Trading Companies & Distributors	0.10%	0.64%	0.74%
Healthcare Distributors	0.64%	0.10%	0.74%
Industrial Machinery	0.11%	0.61%	0.72%
Automobile Manufacturers	0.54%	0.16%	0.70%
Construction & Engineering	0.24%	0.42%	0.66%
Reinsurance	0.00%	0.61%	0.61%
Apparel Retail	0.56%	0.05%	0.61%
Multi-Utilities	0.39%	0.18%	0.57%
Data Processing & Outsourced Services	0.56%	0.00%	0.56%
Internet Services & Infrastructure	0.00%	0.46%	0.46%
Tires & Rubber	0.00%	0.44%	0.44%
Personal Products	0.00%	0.44%	0.44%
Asset Management & Custody Banks	0.34%	0.10%	0.44%
Application Software	0.42%	0.00%	0.42%
Oil & Gas Refining & Marketing	0.41%	0.01%	0.42%
Metal & Glass Containers	0.40%	0.00%	0.40%
Auto Parts & Equipment	0.06%	0.32%	0.38%
Financial Exchanges & Data	0.19%	0.18%	0.37%
Regional Banks	0.21%	0.15%	0.36%
Building Products	0.12%	0.24%	0.36%
Interactive Media & Services	0.01%	0.31%	0.32%
Construction Machinery & Heavy Trucks	0.27%	0.05%	0.32%
Restaurants	0.32%	0.00%	0.32%
Gas Utilities	0.12%	0.19%	0.31%
Research & Consulting Services	0.17%	0.14%	0.31%
Environmental & Facilities Services	0.24%	0.07%	0.31%
Managed Healthcare	0.28%	0.01%	0.29%
Trucking	0.29%	0.00%	0.29%
Integrated Oil & Gas	0.00%	0.29%	0.29%
Healthcare Supplies	0.27%	0.00%	0.27%
Casinos & Gaming	0.02%	0.25%	0.27%
Steel	0.07%	0.19%	0.26%
Diversified Support Services	0.25%	0.01%	0.26%
Life Sciences Tools & Services	0.13%	0.12%	0.25%
Health Care REITs	0.24%	0.00%	0.24%
Healthcare Services	0.10%	0.14%	0.24%
Mortgage REITs	0.23%	0.00%	0.23%
Electronic Components	0.01%	0.20%	0.21%
Cable & Satellite	0.15%	0.05%	0.20%
Technology Distributors	0.15%	0.04%	0.19%
Advertising	0.18%	0.00%	0.18%
Automotive Retail	0.15%	0.03%	0.18%
Tobacco	0.03%	0.15%	0.18%
Electronic Manufacturing Services	0.13%	0.04%	0.17%
Air Freight & Logistics	0.16%	0.01%	0.17%
Real Estate Development	0.00%	0.16%	0.16%
Apparel, Accessories & Luxury Goods	0.00%	0.16%	0.16%
Industrial REITs	0.00%	0.15%	0.15%
Diversified Metals & Mining	0.00%	0.15%	0.15%
Railroads	0.14%	0.01%	0.15%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Electronic Equipment & Instruments	0.04%	0.11%	0.15%
Consumer Electronics	0.14%	0.00%	0.14%
Aerospace & Defense	0.14%	0.00%	0.14%
Marine	0.00%	0.13%	0.13%
Independent Power Producers & Energy Traders	0.01%	0.12%	0.13%
Leisure Products	0.02%	0.11%	0.13%
Human Resource & Employment Services	0.05%	0.07%	0.12%
Commodity Chemicals	0.01%	0.11%	0.12%
Thrifts & Mortgage Finance	0.11%	0.00%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Electrical Components & Equipment	0.03%	0.07%	0.10%
Other Diversified Financial Services	0.04%	0.06%	0.10%
Specialized REITs	0.10%	0.00%	0.10%
Specialty Chemicals	0.04%	0.06%	0.10%
Healthcare Facilities	0.09%	0.00%	0.09%
Investment Banking & Brokerage	0.09%	0.00%	0.09%
Diversified REITs	0.06%	0.03%	0.09%
Drug Retail	0.02%	0.07%	0.09%
Specialty Stores	0.05%	0.04%	0.09%
Commercial Printing	0.01%	0.08%	0.09%
Retail REITs	0.03%	0.05%	0.08%
Forest Products	0.00%	0.08%	0.08%
Real Estate Operating Companies	0.00%	0.08%	0.08%
Diversified Real Estate Activities	0.00%	0.08%	0.08%
Office REITs	0.07%	0.00%	0.07%
Home Furnishing Retail	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.05%	0.02%	0.07%
Agricultural Products	0.00%	0.07%	0.07%
Footwear	0.01%	0.05%	0.06%
Renewable Electricity	0.00%	0.06%	0.06%
Oil & Gas Storage & Transportation	0.02%	0.04%	0.06%
Soft Drinks	0.00%	0.06%	0.06%
Home Improvement Retail	0.00%	0.06%	0.06%
Food Distributors	0.04%	0.01%	0.05%
Diversified Chemicals	0.00%	0.05%	0.05%
Computer & Electronics Retail	0.00%	0.04%	0.04%
Broadcasting	0.00%	0.04%	0.04%
Paper Products	0.02%	0.02%	0.04%
Education Services	0.00%	0.04%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Household Appliances	0.00%	0.03%	0.03%
Alternative Carriers	0.00%	0.03%	0.03%
Construction Materials	0.00%	0.03%	0.03%
Water Utilities	0.00%	0.03%	0.03%
Diversified Capital Markets	0.00%	0.02%	0.02%
Airlines	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Communications Equipment	0.01%	0.01%	0.02%
Airport Services	0.02%	0.00%	0.02%
Consumer Finance	0.01%	0.01%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Healthcare Technology	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Hotels, Resorts & Cruise Lines	0.01%	0.00%	0.01%
Brewers	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Security & Alarm Services	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Interactive Home Entertainment	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Oil & Gas Equipment & Services	0.01%	0.00%	0.01%
Department Stores	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Gold	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Movies & Entertainment	0.00%	0.01%	0.01%
Oil & Gas Exploration & Production	0.00%	0.00%	0.00%
Distributors	0.00%	0.00%	0.00%
Leisure Facilities	0.00%	0.00%	0.00%
Oil & Gas Drilling	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Publishing	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			63.24%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund Schedule of Investments	June 30, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
U.S. Treasuries	14.24%
Corporate Notes	12.43%
Agency Mortgage Backed	6.53%
Sovereign Bonds	0.92%
Non-Agency Collateralized Mortgage Obligations	0.31%
Municipal Bonds and Notes	0.21%
Agency Collateralized Mortgage Obligations	0.18%
Asset Backed	0.08%
U.S. Government Sponsored Agencies	0.04%

34.94%

Short-Term Investments
Short-Term Investments	1.82%

1.82%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	135,101,597	34,752,813	63,435,103	(1,643,035)	(6,869,780)	967,838	$97,906,492	2,039,113	—
SPDR Dow Jones REIT ETF	917,656	93,619,265	12,258,377	71,718,138	(13,875,860)	(4,633,245)	200,569	15,650,399	570,552	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	233,056,948	263,244,275	—	—	30,715,049	30,715,049	147,184	—

TOTAL		$289,623,238	$280,068,138	$398,397,516	$(15,518,895)	$(11,503,025)		$144,271,940	$2,756,849	—

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	August 25, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	August 25, 2020